UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund

Semiannual Report
September 30, 2013

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and, if available, their summary prospectus, which may be obtained by visiting optimummutualfunds.com or calling 800 914-0278. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Table of contents

Disclosure of Fund expenses	1
Security type/sector/country allocations
and top 10 equity holdings	3
Financial statements
Schedules of investments	7
Statements of assets and liabilities	54
Statements of operations	56
Statements of changes in net assets	57
Financial highlights	60
Notes to financial statements	84
Other Fund information	105
About the organization	108

Investments in Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2013, and subject to change. Holdings are as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

All third-party marks cited are the property of their respective owners.

© 2013 Delaware Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2013 to September 30, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2013 to Sept. 30, 2013.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/13 to
	4/1/13	9/30/13	Ratio	9/30/13*
Actual Fund Return†
Class A	$1,000.00	$966.80	1.35%	$6.66
Class B	1,000.00	964.10	1.78%	8.76
Class C	1,000.00	964.10	2.00%	9.85
Institutional Class	1,000.00	968.70	1.00%	4.94
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.30	1.35%	$6.83
Class B	1,000.00	1,016.14	1.78%	9.00
Class C	1,000.00	1,015.04	2.00%	10.10
Institutional Class	1,000.00	1,020.05	1.00%	5.06

Optimum International Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/13 to
	4/1/13	9/30/13	Ratio	9/30/13*
Actual Fund Return†
Class A	$1,000.00	$1,084.00	1.74%	$9.09
Class B	1,000.00	1,084.20	1.78%	9.30
Class C	1,000.00	1,080.40	2.39%	12.46
Institutional Class	1,000.00	1,086.30	1.39%	7.27
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.34	1.74%	$8.80
Class B	1,000.00	1,016.14	1.78%	9.00
Class C	1,000.00	1,013.09	2.39%	12.06
Institutional Class	1,000.00	1,018.10	1.39%	7.03

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

(continues)       1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/13 to
	4/1/13	9/30/13	Ratio	9/30/13*
Actual Fund Return†
Class A	$1,000.00	$1,125.30	1.60%	$8.52
Class B	1,000.00	1,121.70	2.25%	11.97
Class C	1,000.00	1,121.70	2.25%	11.97
Institutional Class	1,000.00	1,127.10	1.25%	6.67
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.05	1.60%	$8.09
Class B	1,000.00	1,013.79	2.25%	11.36
Class C	1,000.00	1,013.79	2.25%	11.36
Institutional Class	1,000.00	1,018.80	1.25%	6.33

Optimum Large Cap Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/13 to
	4/1/13	9/30/13	Ratio	9/30/13*
Actual Fund Return†
Class A	$1,000.00	$1,068.90	1.56%	$8.09
Class B	1,000.00	1,064.90	2.21%	11.44
Class C	1,000.00	1,064.90	2.21%	11.44
Institutional Class	1,000.00	1,070.40	1.21%	6.28
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.25	1.56%	$7.89
Class B	1,000.00	1,013.99	2.21%	11.16
Class C	1,000.00	1,013.99	2.21%	11.16
Institutional Class	1,000.00	1,019.00	1.21%	6.12

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Optimum Small-Mid Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/13 to
	4/1/13	9/30/13	Ratio	9/30/13*
Actual Fund Return†
Class A	$1,000.00	$1,138.20	1.80%	$9.65
Class B	1,000.00	1,138.40	1.72%	9.22
Class C	1,000.00	1,134.60	2.47%	13.22
Institutional Class	1,000.00	1,140.10	1.47%	7.89
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.04	1.80%	$9.10
Class B	1,000.00	1,016.44	1.72%	8.69
Class C	1,000.00	1,012.68	2.47%	12.46
Institutional Class	1,000.00	1,017.70	1.47%	7.44

Optimum Small-Mid Cap Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/13 to
	4/1/13	9/30/13	Ratio	9/30/13*
Actual Fund Return†
Class A	$1,000.00	$1,112.70	1.71%	$9.06
Class B	1,000.00	1,113.20	1.65%	8.74
Class C	1,000.00	1,109.20	2.40%	12.69
Institutional Class	1,000.00	1,114.20	1.40%	7.42
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.50	1.71%	$8.64
Class B	1,000.00	1,016.80	1.65%	8.34
Class C	1,000.00	1,013.04	2.40%	12.11
Institutional Class	1,000.00	1,018.05	1.40%	7.08

Security type/sector allocations

Optimum Fixed Income Fund
As of September 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of net assets
Agency Collateralized Mortgage Obligations	6.61%
Agency Mortgage-Backed Securities	17.13%
Collateralized Debt Obligations	0.53%
Commercial Mortgage-Backed Securities	1.89%
Convertible Bonds	1.57%
Corporate Bonds	35.90%
Banking	8.11%
Basic Industry	2.02%
Brokerage	0.50%
Capital Goods	0.83%
Communications	3.71%
Consumer Cyclical	2.53%
Consumer Non-Cyclical	3.15%
Electric	2.87%
Energy	3.28%
Finance Companies	1.93%
Insurance	1.60%
Natural Gas	1.52%
Real Estate	1.53%
Technology	1.55%
Transportation	0.77%
Municipal Bonds	0.95%
Non-Agency Asset-Backed Securities	2.96%
Non-Agency Collateralized Mortgage Obligations	3.58%
Regional Bonds	0.40%
Senior Secured Loans	4.26%
Sovereign Bonds	3.51%
Supranational Banks	0.15%
U.S. Treasury Obligations	20.85%
Common Stock	0.00%
Convertible Preferred Stock	0.38%
Preferred Stock	0.24%
Securities Sold Short	(0.14%)
Short-Term Investments	11.02%
Securities Lending Collateral	0.11%
Total Value of Securities	111.90%
Options Written	(0.01%)
Obligation to Return Securities Lending Collateral	(0.11%)
Other Liabilities Net of Receivables and Other Assets	(11.78%)
Total Net Assets	100.00%

(continues)       3

Security type/country and sector allocations

Optimum International Fund
As of September 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/country	of net assets
Common Stock by Country	98.80%
Australia	1.80%
Austria	0.79%
Belgium	1.43%
Brazil	0.60%
Canada	0.25%
China/Hong Kong	4.03%
Cyprus	0.68%
France	14.93%
Germany	5.68%
Indonesia	0.54%
Ireland	2.00%
Israel	1.01%
Italy	2.28%
Japan	13.91%
Malaysia	0.19%
Mexico	1.04%
Netherlands	5.70%
Nigeria	0.24%
Norway	0.55%
Republic of Korea	0.11%
Singapore	2.08%
Spain	5.10%
Sweden	2.43%
Switzerland	8.50%
Taiwan	0.77%
Thailand	0.43%
United Kingdom	21.38%
United States	0.35%
Preferred Stock	0.00%
Right	0.08%
Warrant	0.01%
Short-Term Investments	1.13%
Securities Lending Collateral	3.51%
Total Value of Securities	103.53%
Obligation to Return Securities Lending Collateral	(3.51%)
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

Common Stock, Preferred Stock,	Percentage
Right and Warrant by Sector	of net assets
Consumer Discretionary	15.58%
Consumer Staples	7.46%
Energy	7.20%
Financials	17.07%
Healthcare	10.58%
Industrials	12.44%
Information Technology	10.92%
Materials	5.19%
Telecommunication Services	8.36%
Utilities	4.09%
Total	98.89%

Security type/sector allocations and
top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Large Cap Growth Fund
As of September 30, 2013 (Unaudited)

Percentage
Security type/sector	of net assets
Common Stock²	97.19%
Consumer Discretionary	25.68%
Consumer Staples	5.37%
Energy	5.09%
Financials	5.48%
Healthcare	12.18%
Industrials	11.35%
Information Technology	26.81%
Materials	3.06%
Telecommunication Services	2.17%
Convertible Preferred Stock	0.06%
Short-Term Investments	2.62%
Securities Lending Collateral	0.00%
Total Value of Securities	99.87%
Obligation to Return Securities Lending Collateral	0.00%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Google Class A	4.36%
Amazon.com	3.48%
Apple	3.48%
Gilead Sciences	2.33%
Visa Class A	2.11%
eBay	2.02%
MasterCard Class A	1.86%
Home Depot	1.85%
priceline.com	1.79%
Facebook Class A	1.60%

Optimum Large Cap Value Fund
As of September 30, 2013 (Unaudited)

Percentage
Security type/sector	of net assets
Common Stock	96.52%
Consumer Discretionary	8.56%
Consumer Staples	11.46%
Energy	13.39%
Financials	21.88%
Healthcare	10.71%
Industrials	14.64%
Information Technology	9.89%
Materials	3.96%
Telecommunication Services	1.69%
Utilities	0.34%
Convertible Preferred Stock	0.05%
Short-Term Investments	3.35%
Securities Lending Collateral	0.00%
Total Value of Securities	99.92%
Obligation to Return Securities Lending Collateral	0.00%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Philip Morris International	2.99%
Lockheed Martin	2.85%
Exxon Mobil	2.00%
JPMorgan Chase	1.88%
International Business Machines	1.84%
United Parcel Service Class B	1.78%
Chevron	1.78%
Johnson & Johnson	1.74%
Pfizer	1.56%
TJX	1.56%

(continues)       5

Security type/sector allocations and
top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Small-Mid Cap Growth Fund
As of September 30, 2013 (Unaudited)

Percentage
Security type/sector	of net assets
Common Stock	97.84%
Consumer Discretionary	15.19%
Consumer Staples	3.36%
Energy	5.50%
Financials	9.01%
Healthcare	14.73%
Industrials	24.19%
Information Technology	22.35%
Materials	1.97%
Telecommunication Services	1.54%
Preferred Stock	0.35%
Short-Term Investments	1.66%
Securities Lending Collateral	0.20%
Total Value of Securities	100.05%
Obligation to Return Securities Lending Collateral	(0.20%)
Receivables and Other Assets net of Liabilities	0.15%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Nordson	1.24%
Casey’s General Stores	1.20%
AMETEK	1.17%
Mettler-Toledo International	1.16%
Web.com Group	1.12%
WNS Holdings ADR	1.12%
Life Time Fitness	1.12%
Moog Class A	1.12%
Bally Technologies	1.06%
Seattle Genetics	1.01%

Optimum Small-Mid Cap Value Fund
As of September 30, 2013 (Unaudited)

Percentage
Security type/sector	of net assets
Common Stock²	91.61%
Consumer Discretionary	13.46%
Consumer Staples	0.97%
Energy	4.29%
Financials	9.81%
Healthcare	2.06%
Industrials	30.67%
Information Technology	17.31%
Materials	12.30%
Telecommunication Services	0.60%
Utilities	0.14%
Short-Term Investments	8.96%
Securities Lending Collateral	0.29%
Total Value of Securities	100.86%
Obligation to Return Securities Lending Collateral	(0.29%)
Liabilities Net of Receivables and Other Assets	(0.57%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Methode Electronics	1.32%
Plexus	1.20%
Timken	1.17%
Hubbell Class B	1.11%
Dover	1.09%
Flextronics International	1.08%
TrueBlue	1.03%
Kennametal	1.01%
Graham	0.93%
Stanley Black & Decker	0.92%

Schedules of investments

Optimum Fixed Income Fund
September 30, 2013 (Unaudited)

		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 6.61%
Fannie Mae Grantor Trust
•	Series 1999-T2 A1
	7.50% 1/19/39	16,563	$18,582
	Series 2002-T4 A3
	7.50% 12/25/41	55,772	63,898
	Series 2004-T1 1A2
	6.50% 1/25/44	17,385	20,009
Fannie Mae REMICs
	Series 1996-46 ZA
	7.50% 11/25/26	13,893	15,987
	Series 1999-19 PH
	6.00% 5/25/29	253,861	284,487
	Series 2001-14 Z
	6.00% 5/25/31	16,373	18,293
	Series 2002-90 A1
	6.50% 6/25/42	13,751	16,044
	Series 2002-90 A2
	6.50% 11/25/42	46,376	53,108
	Series 2003-26 AT
	5.00% 11/25/32	318,381	333,719
	Series 2005-22 HE
	5.00% 10/25/33	323,791	335,124
	Series 2005-29 QD
	5.00% 8/25/33	345,504	355,151
	Series 2005-110 MB
	5.50% 9/25/35	229,736	248,505
@^	Series 2007-30 OE
	2.579% 4/25/37	6,072,644	4,858,115
•	Series 2007-114 A6
	0.379% 10/27/37	7,600,000	7,605,495
	Series 2008-24 ZA
	5.00% 4/25/38	19,736,681	21,458,529
@•~	Series 2009-2 AS
	5.521% 2/25/39	4,872,691	533,719
@•	Series 2009-68 SA
	6.571% 9/25/39	958,263	143,043
	Series 2009-94 AC
	5.00% 11/25/39	400,000	435,948
	Series 2010-41 PN
	4.50% 4/25/40	475,000	513,768
	Series 2010-96 DC
	4.00% 9/25/25	915,000	969,754
•	Series 2010-123 FE
	0.659% 11/25/40	5,580,237	5,596,525
•~	Series 2012-122 SD
	5.921% 11/25/42	933,599	201,349
•~	Series 2012-124 SD
	5.971% 11/25/42	1,211,130	279,743
~	Series 2013-26 ID
	3.00% 4/25/33	1,297,275	230,103
~	Series 2013-38 AI
	3.00% 4/25/33	1,288,836	210,624
~	Series 2013-44 DI
	3.00% 5/25/33	3,868,132	685,271
Fannie Mae Whole Loan
	REMIC Trust
	Series 2004-W4 A5
	5.50% 6/25/34	3,000,000	3,230,112
	Series 2004-W11 1A2
	6.50% 5/25/44	83,873	97,351
Fannie Mae Whole Loan Trust
	Series 2004-W15 1A1
	6.00% 8/25/44	111,676	126,148
Freddie Mac REMICs
	Series 1730 Z
	7.00% 5/15/24	72,755	83,356
	Series 2165 PE
	6.00% 6/15/29	241,860	270,241
	Series 2326 ZQ
	6.50% 6/15/31	124,543	139,397
	Series 2557 WE
	5.00% 1/15/18	443,300	468,102
	Series 2762 LG
	5.00% 9/15/32	357,589	363,129
	Series 2802 NE
	5.00% 2/15/33	197,456	203,132
	Series 2827 TE
	5.00% 4/15/33	570,878	594,305
	Series 2840 OE
	5.00% 2/15/33	439,308	451,270
	Series 2864 PE
	5.00% 6/15/33	198,435	203,447
	Series 2869 BG
	5.00% 7/15/33	50,828	52,323
	Series 2881 TE
	5.00% 7/15/33	278,910	287,350
	Series 2889 OG
	5.00% 5/15/33	21,817	22,182
	Series 2890 PD
	5.00% 3/15/33	282,496	285,903
	Series 2893 PD
	5.00% 2/15/33	16,494	16,730
	Series 2915 KD
	5.00% 9/15/33	138,895	143,259
	Series 2938 ND
	5.00% 10/15/33	243,357	249,970
	Series 2939 PD
	5.00% 7/15/33	134,064	136,128
	Series 2941 XD
	5.00% 5/15/33	286,628	288,393
	Series 2987 KG
	5.00% 12/15/34	618,453	640,861
	Series 3131 MC
	5.50% 4/15/33	2,410	2,409
	Series 3143 BC
	5.50% 2/15/36	5,988,556	6,550,103
	Series 3145 LN
	4.50% 10/15/34	93,122	96,067

(continues)       7

Schedules of investments

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs (continued)
@•~	Series 3289
	6.568% 3/15/37	2,843,681	$417,432
	Series 3626 MA
	5.00% 2/15/30	1,314,004	1,355,152
	Series 3656 PM
	5.00% 4/15/40	770,000	840,581
	Series 4065 DE
	3.00% 6/15/32	120,000	116,490
•~	Series 4148 SA
	5.918% 12/15/42	1,444,205	296,847
~	Series 4185 LI
	3.00% 3/15/33	952,458	168,776
~	Series 4191 CI
	3.00% 4/15/33	391,699	67,985
Freddie Mac Structured Pass
	Through Securities
t	Series T-54 2A
	6.50% 2/25/43	23,076	27,555
t	Series T-58 2A
	6.50% 9/25/43	12,334	14,121
GNMA
@•~	Series 2007-64 AI
	6.37% 10/20/37	9,795,648	1,239,822
@•~	Series 2008-65 SB
	5.82% 8/20/38	2,782,540	361,848
@•~	Series 2009-2 SE
	5.64% 1/20/39	7,858,294	870,678
	Series 2010-113 KE
	4.50% 9/20/40	1,170,000	1,269,265
•	Series 2011-H21 FT
	0.81% 10/20/61	16,127,930	16,077,127
•	Series 2011-H23 FA
	0.886% 10/20/61	11,027,791	11,027,791
•	Series 2012-H29 SA
	0.701% 10/20/62	7,055,608	6,985,306
NCUA Guaranteed Notes Trust
	Series 2010-C1 A2
	2.90% 10/29/20	390,000	405,097
Total Agency Collateralized
Mortgage Obligations
(cost $101,758,386)			102,028,434

Agency Mortgage-Backed Securities – 17.13%
Fannie Mae
	5.00% 11/1/34	10,270	11,030
	5.50% 3/1/37	44,984	47,548
	5.50% 7/1/37	495,237	523,318
	6.50% 8/1/17	20,571	22,741
Fannie Mae ARM
•	2.069% 7/1/37	114,177	120,550
•	2.402% 10/1/33	22,771	23,409
•	2.531% 11/1/35	106,537	112,530
•	5.143% 8/1/35	19,307	20,697
•	5.817% 8/1/37	113,177	121,912
Fannie Mae Relocation 30 yr
	5.00% 11/1/33	3,550	3,810
	5.00% 1/1/34	7,090	7,615
	5.00% 11/1/34	7,415	7,961
	5.00% 4/1/35	27,370	29,386
	5.00% 10/1/35	25,307	27,157
	5.00% 1/1/36	43,701	46,907
Fannie Mae S.F. 15 yr
	2.50% 7/1/27	101,479	102,202
	2.50% 2/1/28	1,380,181	1,390,040
	2.50% 5/1/28	199,285	200,709
	3.00% 11/1/27	113,637	117,824
	3.00% 5/1/28	133,191	138,148
	3.50% 7/1/26	466,181	492,355
	4.00% 11/1/25	1,556,741	1,665,784
	4.50% 8/1/18	143,865	152,885
	4.50% 7/1/20	407,548	433,145
	5.00% 5/1/21	49,621	52,812
Fannie Mae S.F. 15 yr TBA
	2.50% 10/1/28	21,065,000	21,183,491
	2.50% 11/1/28	11,088,000	11,126,115
	3.00% 10/1/28	2,777,000	2,875,063
	3.00% 11/1/28	10,964,000	11,320,330
	3.50% 11/1/28	2,641,000	2,777,589
Fannie Mae S.F. 20 yr
	3.00% 8/1/33	244,113	244,288
	3.00% 9/1/33	454,249	454,575
	3.50% 4/1/33	74,553	77,226
	4.50% 10/1/23	187,293	199,830
	5.00% 11/1/23	37,669	40,802
	5.00% 6/1/25	134,093	145,705
	5.00% 11/1/25	174,064	188,120
	5.00% 7/1/27	155,616	169,164
	5.00% 3/1/28	522,280	571,003
	5.00% 4/1/28	844,592	923,800
	5.00% 7/1/28	63,860	69,800
	5.00% 4/1/29	668,370	725,791
	5.50% 7/1/24	210,739	231,245
	5.50% 10/1/24	64,061	70,307
	5.50% 12/1/24	219,713	241,375
	5.50% 8/1/28	649,249	709,187
	5.50% 12/1/29	55,790	60,969
Fannie Mae S.F. 30 yr
	3.00% 4/1/43	44,842,593	43,846,221
	3.50% 7/1/42	67,875	69,149
	3.50% 6/1/43	159,587	162,677
	4.00% 10/1/40	53,745	56,365
	4.00% 11/1/40	509,434	534,695
	4.00% 1/1/41	845,167	887,245
	4.00% 7/1/41	1,014,338	1,065,952
	4.00% 9/1/41	123,685	129,775
	4.00% 3/1/42	742,680	779,249
	4.00% 1/1/43	2,889,203	3,031,836

	Principal	Value
	Amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 5/1/35	230,830	$247,077
4.50% 8/1/35	510,174	545,296
4.50% 9/1/35	376,327	402,139
4.50% 7/1/36	143,007	152,710
4.50% 5/1/39	531,531	570,601
4.50% 4/1/40	178,885	190,988
4.50% 11/1/40	464,515	496,432
4.50% 12/1/40	257,227	274,975
4.50% 2/1/41	212,083	226,738
4.50% 3/1/41	1,166,007	1,246,666
4.50% 4/1/41	163,930	175,479
4.50% 5/1/41	551,844	590,745
4.50% 8/1/41	45,834	49,017
4.50% 10/1/41	518,770	555,161
4.50% 11/1/41	470,926	503,831
4.50% 9/1/43	376,444	402,805
5.00% 5/1/33	411,431	448,156
5.00% 3/1/34	7,029	7,643
5.00% 4/1/34	38,730	42,047
5.00% 8/1/34	67,762	73,585
5.00% 4/1/35	14,894	16,269
5.00% 12/1/36	3,181,066	3,441,957
5.00% 1/1/37	24,666	26,689
5.00% 5/1/37	486,955	526,892
5.00% 7/1/37	7,536	8,155
5.00% 10/1/37	19,822	21,448
5.00% 12/1/37	10,226	11,071
5.00% 2/1/38	53,375	57,752
5.00% 3/1/38	467,840	506,213
5.00% 4/1/38	52,239	56,524
5.00% 6/1/38	21,723	23,505
5.00% 1/1/39	8,501,705	9,199,352
5.00% 2/1/39	443,129	479,472
5.00% 4/1/39	254,970	275,907
5.00% 7/1/39	6,198,198	6,709,980
5.00% 5/1/40	246,265	266,853
5.50% 12/1/33	60,948	66,801
5.50% 2/1/35	887,547	982,558
6.00% 9/1/36	79,827	88,314
6.00% 8/1/38	297,308	324,457
6.00% 12/1/38	35,144	38,389
6.50% 11/1/33	6,914	7,678
6.50% 2/1/36	199,340	222,102
6.50% 3/1/36	222,057	245,615
6.50% 6/1/36	405,653	453,540
6.50% 2/1/38	91,279	100,883
6.50% 11/1/38	29,824	32,962
7.50% 3/1/32	918	1,080
7.50% 4/1/32	3,320	3,858
7.50% 6/1/32	1,612	1,781
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/43	10,150,000	9,915,281
3.00% 11/1/43	39,613,000	38,585,538
3.50% 10/1/43	3,879,000	3,948,701
3.50% 11/1/43	8,614,000	8,740,519
4.00% 10/1/43	830,000	870,592
4.00% 11/1/43	9,002,000	9,411,309
4.50% 10/1/43	33,000,000	35,242,970
4.50% 11/1/43	7,126,000	7,589,191
5.50% 10/1/43	1,000,000	1,087,976
5.50% 11/1/43	728,000	792,382
Freddie Mac
4.50% 1/1/41	678,929	715,374
Freddie Mac ARM
• 2.342% 12/1/33	79,079	82,885
• 2.498% 7/1/36	71,404	76,024
• 2.592% 4/1/34	4,166	4,404
• 2.93% 5/1/37	434,132	462,295
• 5.494% 2/1/38	366,839	390,494
Freddie Mac Relocation 30 yr
5.00% 9/1/33	436	468
Freddie Mac S.F. 15 yr
4.50% 5/1/20	224,947	238,315
5.00% 6/1/18	74,913	79,365
Freddie Mac S.F. 20 yr
5.50% 10/1/23	114,481	123,972
5.50% 8/1/24	34,635	37,577
Freddie Mac S.F. 30 yr
3.00% 11/1/42	467,729	455,993
4.00% 10/1/40	479,659	501,345
4.00% 11/1/40	310,852	324,910
4.50% 10/1/39	645,071	686,500
4.50% 10/1/43	185,000	197,001
6.00% 8/1/38	476,170	519,064
6.50% 11/1/33	37,041	41,784
6.50% 1/1/35	184,596	208,432
6.50% 8/1/38	86,138	95,605
7.00% 1/1/38	81,480	87,106
GNMA I S.F. 30 yr
7.00% 12/15/34	313,462	366,173
GNMA II S.F. 30 yr
6.00% 4/20/34	13,335	14,688
Total Agency Mortgage-Backed
Securities (cost $258,896,242)		264,135,795

(continues)       9

Schedules of investments

Optimum Fixed Income Fund

			Principal		Value
			Amount°		(U.S. $)
Collateralized Debt Obligations – 0.53%
	Black Diamond CLO
	#•	Series 2005-1A A1A 144A
		0.502% 6/20/17		11,257	$11,257
	BlueMountain CLO
	#•	Series 2005-1A A1F 144A
		0.502% 11/15/17		155,190	154,533
•	Euro-Galaxy CLO
		Series 2006-1X A2
		0.46% 10/23/21	EUR	2,978,251	3,937,988
#•	Franklin CLO
		Series 5A A2 144A
		0.514% 6/15/18		3,449,004	3,396,234
#•	Kingsland I
		Series 2005-1A A1A
		144A 0.504% 6/13/19		611,578	609,658
Total Collateralized Debt
	Obligations (cost $7,919,518)				8,109,670

Commercial Mortgage-Backed Securities – 1.89%
#•	Banc of America Re-REMIC
		Series 2009-UBER2
		144A 5.823% 2/24/51		2,200,000	2,496,846
	Bear Stearns Commercial
		Mortgage Securities Trust
	•	Series 2005-PW10 A4
		5.405% 12/11/40		540,000	576,731
	•	Series 2005-T20 A4A
		5.293% 10/12/42		990,000	1,059,203
	•	Series 2006-PW12 A4
		5.856% 9/11/38		895,000	983,674
	Citigroup Commercial
		Mortgage Trust
		Series 2012-GC8 A4
		3.024% 9/10/45		675,000	648,726
	COMM Mortgage Pass
		Through Certificates
	t•	Series 2005-C6 A5A
		5.116% 6/10/44		455,000	482,424
	t•	Series 2013-CR8 A5
		3.612% 6/10/46		930,000	925,755
	Commercial Mortgage Trust
	•	Series 2005-GG5 A5
		5.224% 4/1/37		1,155,000	1,227,479
	•	Series 2006-GG7 A4
		6.056% 7/10/38		1,139,793	1,253,129
	Credit Suisse Commercial
		Mortgage Trust
	t•	Series 2006-C1 AAB
		5.567% 2/15/39		58,364	59,776
	#•	Series 2010-UD1 A 144A
		5.915% 12/18/49		2,049,532	2,242,454
#	DB-UBS Mortgage Trust
		Series 2011-LC1A A3 144A
		5.002% 11/10/46		1,070,000	1,184,613
#•	FREMF Mortgage Trust
		Series 2012-K21 B 144A
		4.072% 7/25/45		395,000	367,190
	GS Mortgage Securities II
	•	Series 2004-GG2 A6
		5.396% 8/10/38		528,968	539,299
		Series 2005-GG4 A4A
		4.751% 7/10/39		1,215,000	1,268,622
	GS Mortgage Securities Trust
	•	Series 2006-GG6 A4
		5.553% 4/10/38		595,000	644,516
	#•	Series 2007-GG10 J 144A
		5.993% 8/10/45		1,956,000	391
	#	Series 2010-C1 A2 144A
		4.592% 8/10/43		915,000	997,312
	#•	Series 2010-C1 C 144A
		5.635% 8/10/43		375,000	401,949
	JPMorgan Chase
		Commercial Mortgage
		Securities Trust
	•	Series 2005-LDP5 A4
		5.368% 12/15/44		2,063,000	2,211,020
		Series 2006-LDP8 AM
		5.44% 5/15/45		758,000	831,360
		Series 2007-LDPX A3
		5.42% 1/15/49		1,140,000	1,259,912
		Series 2011-C5 A3
		4.171% 8/15/46		800,000	842,525
	LB-UBS Commercial
		Mortgage Trust
		Series 2004-C1 A4
		4.568% 1/15/31		190,936	193,146
	•	Series 2005-C3 B
		4.895% 7/15/40		260,000	268,671
	Morgan Stanley Capital I Trust
		Series 2005-HQ6 A4A
		4.989% 8/13/42		240,000	252,904
	•	Series 2005-HQ7 C
		5.378% 11/14/42		1,375,000	1,379,727
	•	Series 2007-T27 A4
		5.815% 6/13/42		917,000	1,036,013
#	Timberstar Trust
		Series 2006-1A A 144A
		5.668% 10/15/36		515,000	566,025

		Principal	Value
		Amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
#	VNO Mortgage Trust
	Series 2012-6AVE A 144A
	2.996% 11/15/30	1,330,000	$1,251,493
	WF-RBS Commercial
	Mortgage Trust
	Series 2012-C9 A3
	2.87% 11/15/45	540,000	508,434
	Series 2013-C11 A5
	3.071% 3/15/45	455,000	434,032
	Series 2013-C14 A5
	3.337% 6/15/46	850,000	823,352
Total Commercial Mortgage-
	Backed Securities
	(cost $30,066,175)		29,218,703

Convertible Bonds – 1.57%
	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 4/30/15	541,000	563,316
#	Alaska Communications Systems
	Group 144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18	490,000	424,463
*	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16	532,000	563,587
	Ares Capital 5.75%
	exercise price $19.13,
	expiration date 2/1/16	567,000	611,651
ϕ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/12/27	1,024,000	940,800
	BGC Partners 4.50%
	exercise price $9.84,
	expiration date 7/13/16	611,000	630,094
#	Blucora 144A 4.25%
	exercise price $21.66,
	expiration date 3/29/19	315,000	396,506
	Chesapeake Energy
	2.25% exercise price $85.61,
	expiration date 12/14/38	193,000	177,078
	2.50% exercise price $50.90,
	expiration date 5/15/37	205,000	202,438
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18	532,000	786,362
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16	575,000	368,000
	Equinix 4.75%
	exercise price $84.32,
	expiration date 6/13/16	194,000	436,500
ϕ	General Cable 4.50%
	exercise price $36.34,
	expiration date 11/15/29	855,000	968,822
	Gilead Sciences 1.625%
	exercise price $22.71,
	expiration date 5/1/16	269,000	745,299
	Helix Energy Solutions
	Group 3.25%
	exercise price $25.02,
	expiration date 3/12/32	665,000	889,022
ϕ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42	606,000	610,545
	Iconix Brand Group 2.50%
	exercise price $30.75,
	expiration date 5/31/16	302,000	372,781
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16	289,000	330,544
	Intel 3.25%
	exercise price $21.94,
	expiration date 8/1/39	402,000	498,482
	Jefferies Group 3.875%
	exercise price $45.62,
	expiration date 10/31/29	609,000	640,592
	L-3 Communications
	Holdings 3.00%
	exercise price $90.24,
	expiration date 8/1/35	391,000	427,656
#	Lexington Realty Trust
	144A 6.00%
	exercise price $6.84,
	expiration date 1/11/30	294,000	489,878
	Liberty Interactive
	#144A 0.75% exercise
	price $1,000.00,
	expiration date 3/30/43	550,000	623,562
	#144A 1.00% exercise
	price $74.31,
	expiration date 9/28/43	329,000	338,664
	MGM Resorts International 4.25%
	exercise price $18.58,
	expiration date 4/10/15	601,000	766,651
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/15/15	226,000	656,106
	Nuance Communications 2.75%
	exercise price $32.30,
	expiration date 11/1/31	817,000	829,766
	NuVasive 2.75%
	exercise price $42.13,
	expiration date 6/30/17	1,058,000	1,036,840
#	Opko Health 144A 3.00%
	exercise price $7.07,
	expiration date 1/28/33	140,000	180,600

(continues)       11

Schedules of investments

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		633,000	$657,924
*	Peabody Energy 4.75%
	exercise price $57.95,
	expiration date 12/15/41		668,000	539,410
	PHH 4.00%
	exercise price $25.80,
	expiration date 8/27/14		724,000	790,517
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40		292,000	294,920
#	Ryman Hospitality Properties
	144A 3.75%
	exercise price $21.64,
	expiration date 9/29/14		290,000	468,713
	SanDisk 1.50%
	exercise price $52.17,
	expiration date 8/11/17		512,000	679,680
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 9/29/14		186,000	495,574
	Steel Dynamics 5.125%
	exercise price $17.17,
	expiration date 6/15/14		187,000	204,765
	TIBCO Software 2.25%
	exercise price $50.57,
	expiration date 4/30/32		888,000	906,315
	Titan Machinery 3.75%
	exercise price $43.17,
	expiration date 4/30/19		527,000	471,006
#	Vantage Drilling 144A 5.50%
	exercise price $2.39,
	expiration date 7/15/43		774,000	822,859
•	Vector Group 2.50%
	exercise price $17.62,
	expiration date 1/14/19		168,000	201,136
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		463,000	726,910
#	WellPoint 144A 2.75%
	exercise price $75.31,
	expiration date 10/15/42		305,000	389,828
Total Convertible Bonds
	(cost $22,029,841)			24,156,162

Corporate Bonds – 35.90%
Banking – 8.11%
	Abbey National Treasury Services
	3.05% 8/23/18		1,325,000	1,347,630
	AgriBank 9.125% 7/15/19		845,000	1,098,802
#•	Banco Bradesco 144A
	2.363% 5/16/14		1,300,000	1,306,855
#	Banco BTG Pactual 144A
	4.00% 1/16/20		560,000	502,600
#	Banco de Costa Rica 144A
	5.25% 8/12/18		815,000	827,632
	Banco do Brasil
	# 144A 3.75% 7/25/18	EUR	810,000	1,103,753
	3.875% 10/10/22		3,200,000	2,776,000
	# 144A 6.00% 1/22/20		3,000,000	3,195,000
#	Banco Mercantil del Norte 144A
	4.375% 7/19/15		400,000	417,000
#•	Banco Santander Brasil 144A
	2.352% 3/18/14		2,000,000	1,997,998
#	Banco Santander Chile 144A
	3.75% 9/22/15		2,200,000	2,290,398
#	Banco Santander Mexico 144A
	4.125% 11/9/22		1,055,000	970,600
	Banco Votorantim
	#• 144A 3.248% 3/28/14		2,000,000	2,035,180
	#@ 144A 5.25% 2/11/16		2,300,000	2,380,500
	Bancolombia
	5.95% 6/3/21		475,000	484,500
	Bank of America
	3.875% 3/22/17		690,000	734,475
	4.10% 7/24/23		680,000	677,128
	• 5.20% 12/29/49		1,040,000	915,200
	5.65% 5/1/18		500,000	564,838
	6.00% 9/1/17		1,200,000	1,360,104
	7.375% 5/15/14		100,000	104,099
	7.625% 6/1/19		800,000	982,173
•	Bank of New York Mellon
	4.50% 12/31/49		675,000	585,562
*	Barclays Bank
	7.625% 11/21/22		1,025,000	1,018,594
	BB&T 5.25% 11/1/19		1,241,000	1,392,515
#	BBVA Banco Continental 144A
	3.25% 4/8/18		860,000	842,800
	BBVA US Senior
	4.664% 10/9/15		350,000	364,596
	CIT Group
	# 144A 4.75% 2/15/15		2,100,000	2,178,750
	# 144A 5.25% 4/1/14		1,350,000	1,375,312
	Citigroup
	• 0.546% 11/5/14		4,600,000	4,594,673
	• 1.718% 1/13/14		500,000	501,776
	4.587% 12/15/15		200,000	214,030
	5.50% 9/13/25		780,000	803,947
	6.125% 5/15/18		1,900,000	2,199,871
	6.25% 6/29/17	NZD	663,000	569,849
	8.50% 5/22/19		1,400,000	1,790,223
	City National
	5.25% 9/15/20		830,000	894,811
#	Credit Suisse 144A
	6.50% 8/8/23		965,000	978,473
#	DnB Bank 144A
	3.20% 4/3/17		3,300,000	3,461,235

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Eksportfinans
	1.60% 3/20/14	JPY	2,000,000	$20,149
	2.00% 9/15/15		1,300,000	1,274,000
	2.375% 5/25/16		500,000	486,250
	3.00% 11/17/14		300,000	300,750
	* 5.50% 5/25/16		200,000	209,750
	5.50% 6/26/17		300,000	313,125
	Export-Import Bank of Korea
	1.25% 11/20/15		400,000	401,295
	4.375% 9/15/21		600,000	632,045
	5.00% 4/11/22		2,000,000	2,195,910
	5.125% 3/16/15		200,000	211,739
	5.125% 6/29/20		1,500,000	1,652,881
	5.875% 1/14/15		950,000	1,007,600
•	Fifth Third Bank
	5.10% 12/31/49		995,000	868,137
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		1,210,000	1,208,487
	Goldman Sachs Group
	• 0.576% 5/18/15	EUR	100,000	135,124
	• 0.666% 7/22/15		200,000	199,020
	• 0.70% 3/22/16		300,000	297,649
	• 0.769% 1/12/15		700,000	699,373
	3.375% 2/1/18	CAD	468,000	454,206
	3.70% 8/1/15		900,000	939,384
	5.15% 1/15/14		2,000,000	2,025,878
	6.25% 9/1/17		1,100,000	1,256,083
#•	HBOS Capital Funding 144A
	6.071% 6/29/49		565,000	555,819
#	HSBC Bank 144A
	4.75% 1/19/21		1,245,000	1,347,511
	HSBC Holdings
	4.00% 3/30/22		530,000	540,245
	ICICI Bank
	5.50% 3/25/15		2,100,000	2,177,803
	# 144A 5.50% 3/25/15		1,300,000	1,348,164
#	ING Bank 144A
	5.80% 9/25/23		1,505,000	1,522,903
	JPMorgan Chase
	• 0.889% 5/31/17	EUR	2,400,000	3,201,384
	2.92% 9/19/17	CAD	720,000	697,940
	3.15% 7/5/16		100,000	104,994
	4.25% 11/2/18	NZD	1,475,000	1,163,371
	• 4.375% 11/30/21	EUR	2,600,000	3,682,602
	4.40% 7/22/20		400,000	424,038
	• 5.15% 12/29/49		500,000	440,000
	5.625% 8/16/43		2,320,000	2,312,562
	• 6.00% 12/29/49		135,000	127,238
	6.30% 4/23/19		300,000	351,907
	KeyBank 6.95% 2/1/28		1,220,000	1,472,074
	KFW 6.25% 5/19/21	AUD	2,300,000	2,385,088
	Morgan Stanley
	• 0.57% 1/9/14		500,000	499,903
	• 1.865% 1/24/14		700,000	702,650
	3.45% 11/2/15		1,000,000	1,037,081
	4.10% 5/22/23		1,400,000	1,308,353
	7.375% 2/22/18	AUD	1,465,000	1,493,015
	7.60% 8/8/17	NZD	870,000	767,032
•	National City Bank
	0.628% 6/7/17		325,000	319,705
#•	Nordea Bank 144A
	1.168% 1/14/14		3,000,000	3,007,728
	PNC Bank 6.875% 4/1/18		1,415,000	1,695,633
	PNC Financial Services Group
	• 4.483% 5/29/49		875,000	875,000
	• 4.85% 5/29/49		735,000	633,937
	PNC Funding 5.625% 2/1/17		225,000	251,013
#•	PNC Preferred Funding
	Trust II 144A
	1.477% 3/31/49		1,600,000	1,384,000
	Regions Financial
	2.00% 5/15/18		2,835,000	2,754,823
•	Royal Bank of Scotland
	9.50% 3/16/22		300,000	345,825
#	Russian Agricultural Bank 144A
	5.10% 7/25/18		625,000	635,156
	Santander Holdings USA
	3.45% 8/27/18		1,335,000	1,364,937
#	Sberbank 144A
	4.95% 2/7/17		765,000	808,987
	State Street 3.10% 5/15/23		2,885,000	2,696,405
•	SunTrust Bank
	0.552% 8/24/15		505,000	499,966
	SVB Financial Group
	5.375% 9/15/20		310,000	342,174
#	Turkiye Halk Bankasi 144A
	3.875% 2/5/20		270,000	242,325
	U.S. Bank 4.95% 10/30/14		1,000,000	1,048,397
	UBS
	2.25% 1/28/14		1,104,000	1,111,017
	5.875% 12/20/17		1,163,000	1,343,978
•	USB Capital IX
	3.50% 10/29/49		1,820,000	1,401,400
#•	USB Realty 144A
	1.415% 12/22/49		100,000	86,000
	VEB Finance
	# 144A 5.375% 2/13/17		555,000	588,855
	# 144A 6.025% 7/5/22		370,000	382,950
•	Wachovia 0.638% 10/15/16		305,000	301,773
	Wells Fargo 4.125% 8/15/23		700,000	686,770
	Zions Bancorp
	4.50% 3/27/17		530,000	556,934
	4.50% 6/13/23		990,000	983,625
	7.75% 9/23/14		350,000	371,253
				125,012,560

(continues)       13

Schedules of investments

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry – 2.02%
*	AK Steel 7.625% 5/15/20	300,000	$253,500
#	Alpek 144A 4.50% 11/20/22	715,000	666,737
	ArcelorMittal
	6.125% 6/1/18	605,000	643,569
	10.35% 6/1/19	830,000	1,025,050
	Barrick Gold 4.10% 5/1/23	595,000	524,962
	BHP Billiton Finance USA
	5.00% 9/30/43	875,000	894,660
	CF Industries
	6.875% 5/1/18	1,690,000	1,987,521
	7.125% 5/1/20	300,000	352,181
#*	CSN Resources 144A
	6.50% 7/21/20	1,800,000	1,804,500
	Dow Chemical
	8.55% 5/15/19	2,322,000	2,964,855
	FMG Resources August 2006
	# 144A 6.875% 4/1/22	573,000	575,865
	# 144A 7.00% 11/1/15	340,000	351,475
#	Freeport-McMoRan
	Copper & Gold
	144A 3.875% 3/15/23	865,000	799,035
	Georgia-Pacific
	8.00% 1/15/24	1,927,000	2,482,282
#*	Gerdau Trade 144A
	4.75% 4/15/23	1,030,000	919,275
#	Glencore Funding 144A
	2.50% 1/15/19	1,355,000	1,271,692
	HD Supply
	# 144A 7.50% 7/15/20	221,000	229,564
	11.00% 4/15/20	260,000	312,650
	Headwaters 7.625% 4/1/19	635,000	669,925
	International Paper
	6.00% 11/15/41	1,455,000	1,560,437
	7.50% 8/15/21	300,000	369,742
#	Kazatomprom Natsionalnaya
	Atomnaya Kompaniya 144A
	6.25% 5/20/15	300,000	316,500
	LyondellBasell Industries
	5.75% 4/15/24	425,000	476,286
	Mohawk Industries
	6.375% 1/15/16	156,000	172,185
	Norcraft 10.50% 12/15/15	309,000	320,974
	Nortek 8.50% 4/15/21	585,000	639,112
	Novelis 8.75% 12/15/20	530,000	584,325
	Nucor 4.00% 8/1/23	455,000	446,194
#*	Phosagro 144A
	4.204% 2/13/18	1,028,000	1,012,580
#	PolyOne 144A 5.25% 3/15/23	310,000	294,500
	Rio Tinto Finance USA
	2.25% 12/14/18	2,800,000	2,764,070
	Rock-Tenn 3.50% 3/1/20	385,000	381,234
	Rockwood Specialties Group
	4.625% 10/15/20	340,000	343,400
	Ryerson
	9.00% 10/15/17	340,000	353,600
	11.25% 10/15/18	145,000	150,438
	Teck Resources
	3.75% 2/1/23	650,000	599,489
#	TPC Group 144A
	8.75% 12/15/20	325,000	333,938
#	U.S. Coatings Acquisition 144A
	7.375% 5/1/21	400,000	420,000
	Vale Overseas 5.625% 9/15/19	340,000	370,885
#	Vedanta Resources 144A
	6.00% 1/31/19	585,000	558,675
			31,197,862
Brokerage – 0.50%
	Bear Stearns 7.25% 2/1/18	2,000,000	2,397,780
	Jefferies Group
	5.125% 1/20/23	585,000	590,677
	6.45% 6/8/27	331,000	339,275
	6.50% 1/20/43	220,000	218,351
	Lazard Group 6.85% 6/15/17	1,197,000	1,357,874
	Merrill Lynch 6.875% 4/25/18	2,325,000	2,742,761
			7,646,718
Capital Goods – 0.83%
#	Accudyne Industries 144A
	7.75% 12/15/20	180,000	185,850
#	Ardagh Packaging Finance 144A
	7.00% 11/15/20	300,000	289,500
	Ball 4.00% 11/15/23	510,000	460,275
	Berry Plastics 9.75% 1/15/21	485,000	562,600
	Cemex
	#• 144A 5.018% 10/15/18	415,000	418,362
	# 144A 9.50% 6/15/18	450,000	500,625
#	Cemex Espana
	Luxembourg 144A
	9.25% 5/12/20	815,000	880,200
#	Consolidated Container 144A
	10.125% 7/15/20	305,000	327,875
#	Crown Americas 144A
	4.50% 1/15/23	195,000	179,400
	Cummins 3.65% 10/1/23	1,145,000	1,155,110
#	Ingersoll-Rand Global
	Holding 144A
	4.25% 6/15/23	2,705,000	2,691,637
#	Milacron Finance 144A
	7.75% 2/15/21	375,000	389,063
#	Plastipak Holdings 144A
	10.625% 8/15/19	311,000	354,237
	Reynolds Group Issuer
	5.75% 10/15/20	195,000	196,706
	9.00% 4/15/19	1,000,000	1,055,000
	Rock-Tenn 4.00% 3/1/23	710,000	689,232

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
#	Sealed Air 144A 6.50% 12/1/20		360,000	$378,900
	TransDigm
	7.50% 7/15/21		55,000	59,400
	# 144A 7.50% 7/15/21		310,000	334,800
	URS
	# 144A 4.35% 4/1/17		145,000	148,279
	# 144A 5.50% 4/1/22		520,000	524,063
#	Votorantim Cimentos 144A
	7.25% 4/5/41		1,180,000	1,087,075
				12,868,189
Communications – 3.71%
	AMC Networks
	4.75% 12/15/22		450,000	423,000
	America Movil
	• 1.256% 9/12/16		1,200,000	1,200,869
	5.00% 3/30/20		720,000	777,725
	Bell Canada
	3.35% 3/22/23	CAD	1,138,000	1,024,902
#	Brasil Telecom 144A
	5.75% 2/10/22		520,000	460,200
	CC Holdings GS V
	3.849% 4/15/23		450,000	406,569
	CCO Holdings
	5.25% 9/30/22		410,000	381,300
	7.375% 6/1/20		165,000	179,025
	CenturyLink
	5.80% 3/15/22		1,160,000	1,099,100
	Clear Channel
	Worldwide Holdings
	7.625% 3/15/20		560,000	580,662
#	Clearwire Communications 144A
	12.00% 12/1/15		369,000	386,989
#	Columbus International 144A
	11.50% 11/20/14		1,235,000	1,333,800
	Comcast 5.70% 5/15/18		1,000,000	1,165,991
#	COX Communications 144A
	3.25% 12/15/22		1,935,000	1,721,639
#	Crown Castle Towers 144A
	4.883% 8/15/20		2,090,000	2,221,099
	CSC Holdings
	6.75% 11/15/21		265,000	284,875
	Deutsche Telekom
	International Finance
	4.25% 7/13/22	EUR	850,000	1,290,328
	Digicel
	# 144A 6.00% 4/15/21		595,000	560,787
	# 144A 8.25% 9/1/17		150,000	156,188
#	Digicel Group 144A
	10.50% 4/15/18		505,000	547,925
#	DigitalGlobe 144A
	5.25% 2/1/21		445,000	427,200
	DISH DBS
	5.875% 7/15/22		235,000	232,650
	7.875% 9/1/19		178,000	203,810
	Hughes Satellite Systems
	7.625% 6/15/21		300,000	324,750
#	Intelsat Jackson Holdings 144A
	5.50% 8/1/23		445,000	418,300
	Intelsat Luxembourg
	# 144A 7.75% 6/1/21		545,000	566,119
	# 144A 8.125% 6/1/23		455,000	481,731
	Interpublic Group
	2.25% 11/15/17		15,000	14,747
	Lamar Media
	5.00% 5/1/23		445,000	414,963
	Level 3 Communications
	11.875% 2/1/19		260,000	300,300
	Level 3 Financing
	10.00% 2/1/18		353,000	379,475
#	MDC Partners 144A
	6.75% 4/1/20		470,000	478,225
	MetroPCS Wireless
	6.625% 11/15/20		220,000	228,800
#	Millicom International
	Cellular 144A
	4.75% 5/22/20		590,000	550,175
#	MTS International Funding 144A
	8.625% 6/22/20		635,000	745,331
	Myriad International Holdings
	# 144A 6.00% 7/18/20		200,000	211,000
	# 144A 6.375% 7/28/17		965,000	1,054,262
#	Nara Cable Funding 144A
	8.875% 12/1/18		560,000	593,600
#	News America 144A
	4.00% 10/1/23		260,000	260,803
#	Qtel International Finance 144A
	3.25% 2/21/23		920,000	837,384
	Qwest 6.75% 12/1/21		620,000	666,881
#	SBA Tower Trust 144A
	2.24% 4/16/18		735,000	726,517
#	SES 144A 3.60% 4/4/23		3,155,000	2,986,539
	Sinclair Television Group
	5.375% 4/1/21		435,000	415,425
	6.125% 10/1/22		165,000	164,588
#	Sirius XM Radio 144A
	4.625% 5/15/23		450,000	411,750
	Sprint
	# 144A 7.25% 9/15/21		175,000	177,188
	# 144A 7.875% 9/15/23		135,000	138,038
	Sprint Capital
	6.90% 5/1/19		375,000	387,188
	Sprint Nextel
	6.00% 12/1/16		225,000	239,063
	8.375% 8/15/17		355,000	402,925
#	TBG Global PTE 144A
	4.625% 4/3/18		400,000	379,000
#	Telefonica Chile 144A
	3.875% 10/12/22		980,000	874,890

(continues)       15

Schedules of investments

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Telefonica Emisiones
	3.192% 4/27/18		2,380,000	$2,350,795
	5.289% 12/9/22	GBP	200,000	326,838
#	Telemar Norte Leste 144A
	5.50% 10/23/20		838,000	745,820
#	Telesat Canada 144A
	6.00% 5/15/17		300,000	313,125
	Time Warner Cable
	5.85% 5/1/17		465,000	506,092
	6.75% 7/1/18		1,500,000	1,676,905
	8.25% 4/1/19		1,140,000	1,321,149
	Univision Communications
	# 144A 5.125% 5/15/23		680,000	654,500
	# 144A 6.75% 9/15/22		525,000	556,500
#	UPC Holding 144A
	9.875% 4/15/18		220,000	239,800
#	UPCB Finance III 144A
	6.625% 7/1/20		700,000	745,500
	Verizon Communications
	• 1.782% 9/15/16		1,900,000	1,957,798
	• 2.002% 9/14/18		400,000	421,100
	2.50% 9/15/16		200,000	206,284
	3.65% 9/14/18		1,100,000	1,160,375
	4.50% 9/15/20		800,000	852,045
	5.15% 9/15/23		1,710,000	1,836,343
	6.40% 9/15/33		1,635,000	1,820,994
#	VimpelCom 144A
	7.748% 2/2/21		620,000	669,600
	Virgin Media Finance
	# 144A 6.375% 4/15/23		230,000	230,000
	8.375% 10/15/19		184,000	200,100
	Virgin Media Secured Finance
	6.50% 1/15/18		2,670,000	2,786,812
	Vivendi
	# 144A 3.45% 1/12/18		960,000	971,981
	# 144A 6.625% 4/4/18		770,000	871,680
	Wind Acquisition Finance
	# 144A 7.25% 2/15/18		200,000	208,000
	# 144A 11.75% 7/15/17		245,000	260,619
	Windstream
	7.50% 4/1/23		120,000	119,100
	# 144A 7.75% 10/1/21		225,000	233,438
				57,139,883
Consumer Cyclical – 2.53%
	Algeco Scotsman
	Global Finance
	# 144A 8.50% 10/15/18		350,000	371,875
	# 144A 10.75% 10/15/19		485,000	489,850
	Amazon.com
	2.50% 11/29/22		2,235,000	2,040,982
	American Axle & Manufacturing
	6.25% 3/15/21		445,000	460,575
	Ameristar Casinos
	7.50% 4/15/21		455,000	497,087
#	Chassix 144A 9.25% 8/1/18		75,000	79,688
	Chrysler Group
	8.25% 6/15/21		215,000	241,875
#	Daimler Finance North
	America 144A
	2.25% 7/31/19		1,045,000	1,024,519
	Dave & Buster’s
	11.00% 6/1/18		185,000	205,350
	Delphi 6.125% 5/15/21		545,000	598,137
	eBay 4.00% 7/15/42		1,030,000	874,086
	Ford Motor
	7.45% 7/16/31		745,000	911,604
	Ford Motor Credit
	3.875% 1/15/15		2,200,000	2,276,135
	5.75% 2/1/21		525,000	581,427
	5.875% 8/2/21		885,000	985,353
	7.00% 4/15/15		1,100,000	1,196,326
	8.00% 6/1/14		300,000	313,868
	8.70% 10/1/14		4,100,000	4,412,264
	12.00% 5/15/15		360,000	423,255
#	General Motors 144A
	3.50% 10/2/18		740,000	741,850
#	Geo Group 144A
	5.125% 4/1/23		200,000	184,000
	Hanesbrands
	6.375% 12/15/20		425,000	460,063
	Historic TW
	6.875% 6/15/18		2,200,000	2,644,268
	Home Depot
	3.75% 2/15/24		1,070,000	1,085,154
	Host Hotels & Resorts
	3.75% 10/15/23		1,320,000	1,224,355
	4.75% 3/1/23		910,000	915,905
	5.25% 3/15/22		320,000	332,704
	5.875% 6/15/19		325,000	351,048
#	Hyundai Capital America 144A
	2.125% 10/2/17		615,000	614,072
	International Game Technology
	5.35% 10/15/23		910,000	931,397
	Levi Strauss
	6.875% 5/1/22		375,000	399,375
	7.625% 5/15/20		130,000	140,725
#	LKQ 144A 4.75% 5/15/23		115,000	106,950
	M/I Homes
	8.625% 11/15/18		430,000	464,400
	Marriott International
	3.375% 10/15/20		650,000	648,888
	Meritor 6.75% 6/15/21		230,000	228,850
	MGM Resorts International
	6.75% 10/1/20		425,000	447,313
	7.75% 3/15/22		95,000	103,431
	11.375% 3/1/18		594,000	758,835

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	QVC 4.375% 3/15/23	2,020,000	$1,882,131
	Rite Aid 9.25% 3/15/20	355,000	404,700
	Ryland Group
	8.40% 5/15/17	292,000	337,990
#	SACI Falabella 144A
	3.75% 4/30/23	915,000	818,925
	Sally Holdings
	5.75% 6/1/22	360,000	362,700
	Standard Pacific
	10.75% 9/15/16	278,000	333,600
#	Tenedora Nemak 144A
	5.50% 2/28/23	640,000	606,400
	Tomkins 9.00% 10/1/18	121,000	132,495
#	TRW Automotive 144A
	4.50% 3/1/21	405,000	409,050
	Western Union
	2.875% 12/10/17	425,000	434,613
	3.65% 8/22/18	1,110,000	1,153,060
	Wyndham Worldwide
	4.25% 3/1/22	350,000	345,309
	5.625% 3/1/21	495,000	535,501
	Wynn Las Vegas
	# 144A 4.25% 5/30/23	280,000	257,250
	7.75% 8/15/20	200,000	225,500
			39,007,063
Consumer Non-Cyclical – 3.15%
	Accellent 8.375% 2/1/17	210,000	219,713
	Air Medical Group Holdings
	9.25% 11/1/18	363,000	392,040
	Alere 7.25% 7/1/18	140,000	151,900
	Altria Group 9.70% 11/10/18	338,000	447,317
#	Anadolu Efes Biracilik Ve
	Malt Sanayii
	144A 3.375% 11/1/22	355,000	291,988
	Anheuser-Busch
	InBev Worldwide
	• 0.814% 1/27/14	3,800,000	3,807,456
	5.375% 1/15/20	1,000,000	1,150,967
#	ARAMARK 144A
	5.75% 3/15/20	505,000	512,575
	Avis Budget Car Rental
	5.50% 4/1/23	380,000	353,400
#	BFF International 144A
	7.25% 1/28/20	380,000	421,800
	Biomet
	6.50% 8/1/20	395,000	409,813
	6.50% 10/1/20	75,000	76,406
	Boston Scientific
	2.65% 10/1/18	525,000	525,841
	6.00% 1/15/20	1,665,000	1,906,723
#	BRF 144A 5.875% 6/6/22	685,000	683,287
	CareFusion
	# 144A 3.30% 3/1/23	795,000	746,194
	6.375% 8/1/19	2,230,000	2,557,038
	Celgene
	3.25% 8/15/22	665,000	631,772
	3.95% 10/15/20	925,000	951,195
	4.00% 8/15/23	260,000	259,519
	Coca-Cola Enterprises
	1.125% 11/12/13	2,000,000	2,001,458
#	Coca-Cola Icecek 144A
	4.75% 10/1/18	710,000	717,192
	Community Health Systems
	8.00% 11/15/19	220,000	231,825
	Constellation Brands
	3.75% 5/1/21	80,000	74,100
	6.00% 5/1/22	445,000	476,150
#	Cosan Luxembourg 144A
	5.00% 3/14/23	930,000	839,325
	Covidien International Finance
	2.95% 6/15/23	785,000	742,123
	Del Monte
	7.625% 2/15/19	655,000	682,837
	Edwards Lifesciences
	2.875% 10/15/18	1,100,000	1,096,944
	Energizer Holdings
	4.70% 5/24/22	1,625,000	1,650,038
#	ESAL 144A 6.25% 2/5/23	1,145,000	1,016,187
	Fomento Economico
	Mexicano
	4.375% 5/10/43	910,000	751,772
#	Fresenius Medical
	Care US Finance II
	144A 5.875% 1/31/22	385,000	396,550
	H&E Equipment Services
	7.00% 9/1/22	500,000	535,000
	HCA 7.50% 2/15/22	450,000	495,000
	HCA Holdings
	6.25% 2/15/21	265,000	269,969
	7.75% 5/15/21	665,000	709,056
	Jarden
	6.125% 11/15/22	295,000	307,169
	7.50% 1/15/20	30,000	32,663
#	Korea Expressway 144A
	1.875% 10/22/17	720,000	704,837
	Laboratory Corp. of
	America Holdings
	2.20% 8/23/17	770,000	771,003
#	MultiPlan 144A
	9.875% 9/1/18	600,000	666,000
	Mylan
	# 144A 3.125% 1/15/23	470,000	428,338
	# 144A 6.00% 11/15/18	160,000	172,502
	NBTY 9.00% 10/1/18	240,000	264,600
#	Pernod-Ricard 144A
	5.75% 4/7/21	2,150,000	2,402,034
	Pfizer 5.35% 3/15/15	4,100,000	4,381,371
(continues)       17

Schedules of investments

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Quest Diagnostics
	4.70% 4/1/21	575,000	$608,774
	Radnet Management
	10.375% 4/1/18	235,000	249,688
#	SABMiller Holdings 144A
	2.45% 1/15/17	200,000	205,643
	Scotts Miracle-Gro
	6.625% 12/15/20	215,000	229,513
	Smithfield Foods
	6.625% 8/15/22	400,000	413,500
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20	405,000	423,225
	Tenet Healthcare
	8.00% 8/1/20	145,000	154,063
	United Rentals North
	America
	6.125% 6/15/23	130,000	131,300
	10.25% 11/15/19	398,000	451,730
#	Valeant Pharmaceuticals
	International
	144A 7.00% 10/1/20	70,000	74,550
#	VPI Escrow 144A
	6.375% 10/15/20	295,000	308,275
#	Want Want China Finance 144A
	1.875% 5/14/18	475,000	454,709
	Yale University
	2.90% 10/15/14	597,000	612,656
	Zimmer Holdings
	3.375% 11/30/21	1,290,000	1,261,356
	4.625% 11/30/19	1,270,000	1,387,855
#	Zoetis 144A 3.25% 2/1/23	2,335,000	2,227,368
			48,507,192
Electric – 2.87%
	AES
	4.875% 5/15/23	380,000	357,200
	7.375% 7/1/21	224,000	247,520
	8.00% 6/1/20	203,000	232,435
	Ameren Illinois
	9.75% 11/15/18	2,110,000	2,832,559
#	American Transmission
	Systems 144A
	5.25% 1/15/22	1,360,000	1,466,619
	Appalachian Power
	7.95% 1/15/20	1,000,000	1,255,893
	CenterPoint Energy
	5.95% 2/1/17	845,000	959,085
	CMS Energy 6.25% 2/1/20	635,000	732,836
	ComEd Financing III
	6.35% 3/15/33	680,000	652,800
	Duquesne Light Holdings
	5.50% 8/15/15	756,000	807,109
#•	Electricite de France 144A
	5.25% 12/29/49	1,025,000	971,298
	Elwood Energy
	8.159% 7/5/26	231,133	243,845
#•	Enel 144A 8.75% 9/24/73	365,000	369,312
	Entergy 3.625% 9/15/15	215,000	222,905
	Entergy Louisiana
	4.05% 9/1/23	1,555,000	1,595,561
#	Eskom Holdings 144A
	6.75% 8/6/23	635,000	655,764
	Exelon Generation
	4.25% 6/15/22	2,255,000	2,223,874
	FPL Group Capital
	• 6.35% 10/1/66	1,740,000	1,758,585
	• 6.65% 6/15/67	135,000	137,812
*	GenOn Americas Generation
	8.50% 10/1/21	190,000	202,350
	GenOn Energy
	9.875% 10/15/20	460,000	509,450
	Great Plains Energy
	4.85% 6/1/21	610,000	652,522
	5.292% 6/15/22	1,275,000	1,379,157
•	Integrys Energy Group
	6.11% 12/1/66	1,200,000	1,212,862
	Ipalco Enterprises
	5.00% 5/1/18	405,000	422,213
	Jersey Central Power & Light
	# 144A 4.70% 4/1/24	485,000	492,084
	7.35% 2/1/19	1,000,000	1,200,946
	LG&E & KU Energy
	3.75% 11/15/20	1,010,000	1,024,340
	4.375% 10/1/21	1,555,000	1,613,729
#	Narragansett Electric 144A
	4.17% 12/10/42	555,000	496,613
•	National Rural Utilities
	Cooperative Finance
	4.75% 4/30/43	1,055,000	978,512
	NextEra Energy Capital
	Holdings
	3.625% 6/15/23	490,000	466,127
	NRG Energy
	7.875% 5/15/21	180,000	193,500
	NV Energy
	6.25% 11/15/20	1,135,000	1,326,640
#	Pedernales Electric
	Cooperative 144A
	6.202% 11/15/32	620,000	647,683
	Pennsylvania Electric
	5.20% 4/1/20	1,180,000	1,278,362
•	PPL Capital Funding
	6.70% 3/30/67	440,000	449,146
	Public Service Oklahoma
	5.15% 12/1/19	1,300,000	1,479,253
	Puget Energy
	6.00% 9/1/21	340,000	371,435
	6.50% 12/15/20	3,800,000	4,256,350

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Electric (continued)
•	Puget Sound Energy
	6.974% 6/1/67		1,295,000	$1,349,615
	SCANA 4.125% 2/1/22		810,000	792,234
	Southwestern Electric Power
	6.45% 1/15/19		690,000	803,103
	Tokyo Electric Power
	4.50% 3/24/14	EUR	1,100,000	1,494,683
•	Wisconsin Energy
	6.25% 5/15/67		1,480,000	1,510,811
				44,326,732
Energy – 3.28%
	Antero Resources Finance
	6.00% 12/1/20		185,000	187,775
	BP Capital Markets
	3.625% 5/8/14		500,000	509,973
	3.994% 9/26/23		935,000	944,344
	4.75% 3/10/19		160,000	177,206
	Bristow Group
	6.25% 10/15/22		325,000	339,219
	Chesapeake Energy
	5.375% 6/15/21		65,000	65,163
	5.75% 3/15/23		680,000	685,100
#	CNOOC Curtis Funding 144A
	4.50% 10/3/23		500,000	504,175
#	CNOOC Finance 2012 144A
	3.875% 5/2/22		6,055,000	5,913,331
	Comstock Resources
	7.75% 4/1/19		240,000	249,600
	Continental Resources
	4.50% 4/15/23		310,000	305,738
	Ecopetrol
	4.25% 9/18/18		300,000	309,375
	7.625% 7/23/19		912,000	1,083,000
	Energy Transfer Partners
	4.15% 10/1/20		830,000	854,268
	5.95% 10/1/43		995,000	991,223
	Gazprom
	# 144A 4.95% 5/23/16		400,000	423,000
	10.50% 3/25/14		500,000	524,375
#	Gazprom Neft 144A
	4.375% 9/19/22		940,000	869,500
	Halcon Resources
	8.875% 5/15/21		450,000	463,500
	Halliburton 3.50% 8/1/23		1,125,000	1,117,359
	Hercules Offshore
	# 144A 8.75% 7/15/21		105,000	111,825
	# 144A 10.50% 10/15/17		564,000	599,955
#	KazMunayGas National 144A
	9.125% 7/2/18		820,000	1,007,575
	Key Energy Services
	6.75% 3/1/21		375,000	373,125
	Kodiak Oil & Gas
	8.125% 12/1/19		435,000	477,413
	Linn Energy
	6.50% 5/15/19		120,000	115,800
	# 144A 6.75% 11/1/19		175,000	165,813
	8.625% 4/15/20		180,000	186,975
	Lukoil International Finance
	6.125% 11/9/20		1,225,000	1,310,750
#	Midstates Petroleum 144A
	9.25% 6/1/21		400,000	397,000
#	Murphy Oil USA 144A
	6.00% 8/15/23		260,000	260,000
#	Nabors Industries 144A
	5.10% 9/15/23		750,000	763,316
	Newfield Exploration
	5.625% 7/1/24		855,000	831,487
	Noble Holding International
	3.95% 3/15/22		1,100,000	1,062,930
	ONGC Videsh
	2.50% 5/7/18		820,000	762,387
#	Pacific Rubiales Energy 144A
	7.25% 12/12/21		650,000	685,750
	PDC Energy
	7.75% 10/15/22		220,000	234,300
	Pertamina Persero
	# 144A 4.30% 5/20/23		200,000	172,000
	# 144A 4.875% 5/3/22		845,000	766,837
	Petrobras Global Finance
	• 2.408% 1/15/19		175,000	172,113
	3.00% 1/15/19		1,023,000	964,607
	Petrobras International Finance
	5.375% 1/27/21		1,186,000	1,197,368
	Petrohawk Energy
	7.25% 8/15/18		1,250,000	1,359,375
	Petroleos de Venezuela
	9.00% 11/17/21		1,160,000	951,200
	Petroleos Mexicanos
	• 2.286% 7/18/18		420,000	433,650
	3.50% 7/18/18		325,000	329,875
	3.50% 1/30/23		455,000	414,720
	6.50% 6/2/41		390,000	406,137
	Plains Exploration & Production
	6.50% 11/15/20		790,000	848,533
	Pride International
	6.875% 8/15/20		2,785,000	3,323,739
#	PTT Exploration &
	Production 144A
	3.707% 9/16/18		730,000	738,064
	Range Resources
	5.75% 6/1/21		135,000	142,425
	8.00% 5/15/19		322,000	347,358
	Rosetta Resources
	5.625% 5/1/21		690,000	658,950
	Rosneft Finance
	6.25% 2/2/15		2,100,000	2,231,250

(continues)       19

Schedules of investments

Optimum Fixed Income Fund

			Principal	Value
			Amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
#	Samson Investment 144A
	10.25% 2/15/20		465,000	$495,225
	SandRidge Energy
	7.50% 3/15/21		150,000	152,250
	8.125% 10/15/22		535,000	543,025
#	Sinopec Capital 2013 144A
	1.875% 4/24/18		310,000	301,827
	Southwestern Energy
	7.50% 2/1/18		2,300,000	2,736,078
	Talisman Energy
	5.50% 5/15/42		2,030,000	1,897,900
	Total Capital
	2.125% 8/10/18		1,615,000	1,631,408
	Woodside Finance
	#144A 8.125% 3/1/14		340,000	349,437
	#144A 8.75% 3/1/19		955,000	1,219,411
				50,648,387
Finance Companies – 1.93%
	American Express
	7.00% 3/19/18		6,100,000	7,356,460
#	BM&FBovespa 144A
	5.50% 7/16/20		200,000	207,000
	CDP Financial
	#144A 4.40% 11/25/19		1,260,000	1,399,771
	#144A 5.60% 11/25/39		880,000	1,007,581
#w	Citicorp Lease Pass-
	Through Trust
	144A 8.04% 12/15/19		200,000	240,980
	CME Group
	5.30% 9/15/43		530,000	548,768
	E Trade Financial
	6.375% 11/15/19		600,000	642,000
	FTI Consulting
	6.75% 10/1/20		330,000	350,625
	GE Capital Canada Funding
	2.42% 5/31/18	CAD	65,000	61,980
	General Electric Capital
	4.208% 12/6/21	SEK	1,000,000	157,037
	4.375% 9/16/20		1,215,000	1,294,587
	•5.25% 6/29/49		200,000	185,900
	6.00% 8/7/19		1,495,000	1,742,035
	•6.25% 12/15/49		1,200,000	1,216,916
	•7.125% 12/15/49		500,000	545,850
	International Lease Finance
	5.65% 6/1/14		800,000	821,000
	5.875% 4/1/19		295,000	308,604
	6.25% 5/15/19		615,000	648,825
	#144A 6.75% 9/1/16		640,000	705,600
	8.25% 12/15/20		200,000	228,500
	8.625% 9/15/15		1,000,000	1,107,500
	8.75% 3/15/17		525,000	605,062
#	IPIC GMTN 144A
	5.50% 3/1/22		411,000	451,073
#	LI VP Holdings 144A
	3.80% 6/18/19		345,000	361,315
#	Nuveen Investments 144A
	9.50% 10/15/20		880,000	864,600
	PHH 7.375% 9/1/19		300,000	316,500
	SLM
	5.375% 5/15/14		1,400,000	1,431,500
	6.25% 1/25/16		1,300,000	1,389,375
#•	SSIF Nevada 144A
	0.968% 4/14/14		900,000	903,468
#	Temasek Financial I 144A
	2.375% 1/23/23		810,000	743,368
#*	Uralkali OJSC 144A
	3.723% 4/30/18		390,000	370,883
	Waha Aerospace
	3.925% 7/28/20		1,470,000	1,544,088
				29,758,751
Insurance – 1.60%
•	Allstate 5.75% 8/15/53		910,000	888,956
	American International Group
	#144A 3.75% 11/30/13		600,000	602,876
	4.125% 2/15/24		455,000	456,267
	6.40% 12/15/20		95,000	112,114
	8.25% 8/15/18		2,820,000	3,523,350
•	Chubb 6.375% 3/29/67		820,000	883,550
	Highmark
	#144A 4.75% 5/15/21		445,000	421,456
	#144A 6.125% 5/15/41		160,000	151,415
#	Hockey Merger Sub 2 144A
	7.875% 10/1/21		380,000	382,375
*•	ING Groep 5.775% 12/29/49		325,000	330,688
	ING US
	2.90% 2/15/18		1,010,000	1,015,155
	•5.65% 5/15/53		920,000	844,349
	Liberty Mutual Group
	#144A 4.25% 6/15/23		1,600,000	1,563,558
	#144A 4.95% 5/1/22		760,000	787,251
	#144A 6.50% 5/1/42		305,000	330,248
	•#144A 7.00% 3/15/37		180,000	183,600
#	Metlife Capital Trust IV 144A
	7.875% 12/15/37		300,000	339,000
#	MetLife Capital Trust X 144A
	9.25% 4/8/38		1,100,000	1,402,500
#	Metropolitan Life
	Global Funding I
	144A 3.00% 1/10/23		2,995,000	2,828,885
	Prudential Financial
	3.875% 1/14/15		310,000	322,322
	4.50% 11/15/20		275,000	295,911
	•5.625% 6/15/43		440,000	416,627
	•5.875% 9/15/42		555,000	546,675
	6.00% 12/1/17		580,000	673,061

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
#@	Stone Street Trust 144A
	5.902% 12/15/15	2,300,000	$2,490,178
•	XL Group 6.50% 12/29/49	710,000	683,375
#•	ZFS Finance USA Trust II 144A
	6.45% 12/15/65	2,000,000	2,125,000
			24,600,742
Natural Gas – 1.52%
	AmeriGas Finance
	6.75% 5/20/20	120,000	128,100
	AmeriGas Partners
	6.50% 5/20/21	112,000	115,920
	El Paso Pipeline Partners
	Operating
	6.50% 4/1/20	1,448,000	1,672,336
	Enbridge Energy Partners
	4.00% 10/1/23	550,000	551,701
	•8.05% 10/1/37	1,365,000	1,538,541
	Energy Transfer Partners
	3.60% 2/1/23	775,000	723,307
	9.70% 3/15/19	694,000	888,530
	Enterprise Products Operating
	•7.034% 1/15/68	1,645,000	1,831,768
	9.75% 1/31/14	1,085,000	1,116,579
	Kinder Morgan Energy
	Partners
	4.15% 2/1/24	570,000	560,468
	5.95% 2/15/18	1,000,000	1,146,098
	9.00% 2/1/19	1,280,000	1,639,853
#	Korea Gas 144A
	2.875% 7/29/18	790,000	790,382
	Nisource Finance
	4.80% 2/15/44	2,000,000	1,797,876
	5.80% 2/1/42	775,000	805,951
	Plains All American Pipeline
	8.75% 5/1/19	1,160,000	1,487,495
@	Ras Laffan Liquefied
	Natural Gas II
	5.298% 9/30/20	2,130,600	2,269,089
#	Regency Energy Partners 144A
	4.50% 11/1/23	600,000	546,000
#	Rockies Express Pipeline 144A
	6.85% 7/15/18	500,000	473,750
	Suburban Propane Partners
	7.375% 8/1/21	125,000	134,375
•	TransCanada PipeLines
	6.35% 5/15/67	1,920,000	1,982,934
	Williams Partners
	7.25% 2/1/17	1,010,000	1,176,845
			23,377,898
Real Estate – 1.53%
	Alexandria Real Estate Equities
	3.90% 6/15/23	335,000	315,236
	4.60% 4/1/22	1,080,000	1,087,250
	American Tower Trust I
	#144A 1.551% 3/15/18	425,000	415,096
	#144A 3.07% 3/15/23	970,000	921,399
	BRE Properties
	3.375% 1/15/23	830,000	772,175
	Corporate Office
	Properties
	3.60% 5/15/23	690,000	626,676
	5.25% 2/15/24	670,000	688,994
	DDR
	4.625% 7/15/22	295,000	300,890
	4.75% 4/15/18	350,000	378,173
	7.50% 4/1/17	640,000	748,204
	7.875% 9/1/20	731,000	895,961
	Digital Realty Trust
	5.25% 3/15/21	1,445,000	1,521,120
	5.875% 2/1/20	425,000	468,081
	Duke Realty
	3.625% 4/15/23	675,000	629,002
	HCP 5.375% 2/1/21	2,300,000	2,506,232
	Liberty Property
	4.40% 2/15/24	735,000	734,284
	National Retail Properties
	3.30% 4/15/23	1,880,000	1,711,815
	3.80% 10/15/22	160,000	152,995
	ProLogis 4.25% 8/15/23	1,170,000	1,166,008
	Qatari Diar Finance
	3.50% 7/21/15	2,100,000	2,193,282
	5.00% 7/21/20	500,000	551,900
	Regency Centers
	4.80% 4/15/21	420,000	442,159
	5.875% 6/15/17	285,000	317,768
	UDR
	3.70% 10/1/20	365,000	367,406
	4.625% 1/10/22	1,015,000	1,050,935
#	WEA Finance 144A
	4.625% 5/10/21	785,000	829,395
	Weingarten Realty Investors
	3.50% 4/15/23	740,000	689,559
	Weyerhaeuser
	4.625% 9/15/23	1,165,000	1,189,484
			23,671,479
Technology – 1.55%
	Apple 2.40% 5/3/23	3,515,000	3,188,407
#	Avaya 144A 7.00% 4/1/19	250,000	235,000
	Baidu 3.25% 8/6/18	1,495,000	1,498,056
#	BMC Software Finance 144A
	8.125% 7/15/21	265,000	276,263
	Broadridge Financial Solutions
	3.95% 9/1/20	520,000	525,871

(continues)       21

Schedules of investments

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
	EMC 2.65% 6/1/20	250,000	$247,848
	Equinix
	4.875% 4/1/20	242,000	235,950
	5.375% 4/1/23	248,000	235,600
	Fidelity National
	Information Services
	3.50% 4/15/23	1,640,000	1,478,143
	First Data
	11.25% 3/31/16	315,000	316,575
	#144A 11.25% 1/15/21	350,000	367,500
	GXS Worldwide
	9.75% 6/15/15	834,000	858,499
	Infor US 9.375% 4/1/19	170,000	190,825
	Jabil Circuit 7.75% 7/15/16	92,000	104,650
	Microsoft 2.125% 11/15/22	1,915,000	1,745,844
	National Semiconductor
	6.60% 6/15/17	1,530,000	1,790,810
	NetApp
	2.00% 12/15/17	520,000	512,454
	3.25% 12/15/22	745,000	685,393
	NXP Funding
	#144A 3.75% 6/1/18	230,000	225,400
	#144A 5.75% 3/15/23	270,000	267,975
#	Samsung Electronics
	America 144A
	1.75% 4/10/17	745,000	744,142
#	Seagate HDD Cayman 144A
	4.75% 6/1/23	255,000	246,713
	Symantec 4.20% 9/15/20	2,645,000	2,726,638
#*	Tencent Holdings 144A
	3.375% 3/5/18	895,000	907,705
	Total System Services
	2.375% 6/1/18	1,770,000	1,728,616
	3.75% 6/1/23	1,060,000	983,069
#	VeriSign 144A
	4.625% 5/1/23	240,000	226,800
	Xerox 6.35% 5/15/18	1,220,000	1,402,612
			23,953,358
Transportation – 0.77%
w	American Airlines 2011-1
	Class A Pass Through
	Trust 5.25% 1/31/21	513,806	536,928
	Brambles USA
	#144A 3.95% 4/1/15	395,000	409,251
	#144A 5.35% 4/1/20	320,000	346,733
	Burlington Northern Santa Fe
	5.15% 9/1/43	1,300,000	1,312,346
w	Continental Airlines 2009-2
	Class A Pass Through Trust
	7.25% 11/10/19	766,222	865,831
	Delta Air Lines Class A
	Pass Through Trust
	w6.20% 7/2/18	379,169	415,190
	w6.821% 8/10/22	336,375	374,217
#w	Doric Nimrod Air Finance
	Alpha 2012-1 Class A
	Pass Through Trust 144A
	5.125% 11/30/24	387,871	388,841
#	DP World Sukuk 144A
	6.25% 7/2/17	690,000	757,275
#	ERAC USA Finance 144A
	5.25% 10/1/20	1,470,000	1,633,940
	Norfolk Southern 4.80%
	8/15/43	600,000	585,369
	RZD Capital 5.739%
	4/3/17	1,000,000	1,070,000
	UAL Pass Through Trust
	w9.75% 1/15/17	197,662	224,841
	w10.40% 11/1/16	273,917	306,952
	United Parcel Service
	5.125% 4/1/19	2,365,000	2,719,239
			11,946,953
Total Corporate Bonds
	(cost $546,081,924)		553,663,767

Municipal Bonds – 0.95%
	Bay Area, California Toll
	Authority (Build America
	Bonds) Series S1
	6.918% 4/1/40	800,000	986,744
	7.043% 4/1/50	3,000,000	3,678,300
	California Statewide Communities
	Development Authority
	(Kaiser Permanente)
	Series A 5.00% 4/1/42	595,000	597,249
	California Various Purpose
	(Build America Bond)
	7.30% 10/1/39	200,000	252,930
	Fairfax County, Virginia
	Series B 5.00% 4/1/24	370,000	446,812
	Georgia
	Series D 5.00% 2/1/23	535,000	648,249
	Golden State, California Tobacco
	Securitization Corporation
	Settlement Revenue
	(Asset-Backed Senior Notes)
	Series A-1 5.125% 6/1/47	870,000	609,574
	Series A-1 5.75% 6/1/47	1,080,000	833,047
	Grand Parkway, Texas
	Transportation Subordinated
	Tier Toll Revenue
	Series B 5.00% 4/1/53	690,000	677,166
	Los Angeles, California
	Community College
	District Revenue
	(Build America Bond)
	6.60% 8/1/42	800,000	965,608

		Principal	Value
		Amount°	(U.S. $)
Municipal Bonds (continued)
	Maryland Local Facilities
	Second Series A
	5.00% 8/1/21	405,000	$488,584
	New Jersey State
	Transportation Trust Fund
	Authority (Transportation
	System Program)
	Series A 5.00% 6/15/42	140,000	142,463
	Series AA 5.00% 6/15/44	450,000	457,587
	New York City, New York
	Series I 5.00% 8/1/22	295,000	346,681
	New York City Transitional
	Finance Authority
	Future Tax Secured Revenue
	(Build America Bond)
	5.508% 8/1/37	700,000	774,641
	(New York City Recovery)
	Series 13 5.00% 11/1/22	410,000	487,634
	New York State Urban
	Development (Build
	America Bond)
	5.77% 3/15/39	800,000	876,400
	North Carolinas
	Series C 5.00% 5/1/22	400,000	483,612
	Oregon State Taxable Pension
	5.892% 6/1/27	65,000	77,963
	Prince George’s County,
	Maryland (Consolidated
	Public Improvement)
	Series A 5.00% 3/1/22	200,000	241,526
	Sacramento County, California
	Public Financing Authority
	Revenue (Housing Tax
	County Project) Series B
	5.18% 12/1/13
	(NATL-RE) (FGIC)	20,000	20,025
	Texas A&M University
	Series D 5.00% 5/15/22	85,000	101,985
	Series D 5.00% 5/15/23	90,000	108,366
	Texas Private Activity Bond
	Surface Transportation
	Revenue (Senior Lien
	Note Mobility)
	6.75% 6/30/43 (AMT)	310,000	322,704
Total Municipal Bonds
	(cost $13,429,948)		14,625,850

Non-Agency Asset-Backed Securities – 2.96%
	Accredited Mortgage Loan Trust
	Series 2006-2 A4
	0.439% 9/25/36	2,000,000	1,415,040
	Series 2007-1 A3
	0.309% 2/25/37	3,988,573	3,595,488
	Ally Master Owner Trust
	Series 2011-1 A1
	1.052% 1/15/16	730,000	731,127
	Series 2013-2 A
	0.632% 4/15/18	855,000	853,035
	Ameriquest Mortgage Securities
	Asset-Backed Pass
	Through Certificates
	wSeries 2005-R5 M2
	0.639% 7/25/35	1,400,000	1,295,787
	wSeries 2005-R7 M2
	0.679% 9/25/35	2,000,000	1,681,274
w•	Argent Securities Asset-
	Backed Pass Through
	Certificates
	Series 2003-W9 M1
	1.214% 1/25/34	457,998	419,771
	Argent Securities Trust
	•Series 2006-M1 A2C
	0.329% 7/25/36	1,568,437	602,376
	•Series 2006-M1 A2D
	0.419% 7/25/36	1,568,437	616,427
	•Series 2006-W4 A2C
	0.339% 5/25/36	800,557	277,777
#	Avis Budget Rental Car
	Funding AESOP
	Series 2011-2A A 144A
	2.37% 11/20/14	465,000	471,641
	Bear Stearns Asset-Backed
	Securities I Trust
	•Series 2005-FR1 M2
	0.849% 6/25/35	2,000,000	1,462,724
	•Series 2007-HE5 1A1
	0.269% 6/25/47	46,911	46,660
#	California Republic Auto
	Receivables Trust
	Series 2013-1 A2 144A
	1.41% 9/17/18	430,000	428,980
	Capital One Multi-Asset
	Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20	685,000	793,859
•	C-BASS Trust
	Series 2006-CB6 A23
	0.329% 7/25/36	139,875	112,004
	CenterPoint Energy
	Transition Bond
	Series 2012-1 A2
	2.161% 10/15/21	585,000	585,533

(continues)       23

Schedules of investments

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Centex Home Equity Loan Trust
	Series 2002-A AF6
	5.54% 1/25/32	10,701	$10,738
#•	Citibank Omni Master Trust
	Series 2009-A14A A14
	144A 2.932% 8/15/18	400,000	408,378
	Citicorp Residential
	Mortgage Trust
	•Series 2006-3 A4
	5.703% 11/25/36	556,384	555,085
	•Series 2006-3 A5
	5.948% 11/25/36	900,000	856,292
	Countrywide Asset-Backed
	Certificates
	•Series 2004-3 2A
	0.579% 8/25/34	60,609	56,062
	•Series 2005-AB2 2A3
	0.564% 11/25/35	1,288,113	1,180,165
	•Series 2006-1 AF6
	5.526% 7/25/36	2,115,013	2,131,028
	•Series 2006-11 1AF6
	5.25% 9/25/46	940,766	948,010
	•Series 2006-26 2A4
	0.399% 6/25/37	2,000,000	855,316
	•Series 2007-6 2A4
	0.489% 9/25/37	1,000,000	343,974
	Discover Card Execution
	Note Trust
	Series 2012-A1 A1
	0.81% 8/15/17	685,000	687,723
#	Enterprise Fleet Financing
	Series 2012-1 A2 144A
	1.14% 11/20/17	195,659	196,006
#	FRS I
	Series 2013-1A A1 144A
	1.80% 4/15/43	229,195	227,899
	GE Capital Credit Card
	Master Note Trust
	Series 2012-2 A
	2.22% 1/18/22	365,000	366,085
	Series 2012-6 A
	1.36% 8/17/20	625,000	618,137
#	Golden Credit Card Trust
	Series 2012-5A A
	144A 0.79% 9/15/17	360,000	360,218
#	Great America Leasing
	Receivables
	Series 2013-1 B 144A
	1.44% 5/15/18	100,000	99,053
•	GSAMP Trust
	Series 2006-HE6 A3
	0.329% 8/25/36	1,900,000	1,185,429
•	Home Equity Mortgage Loan
	Asset-Backed Trust
	Series 2007-A 2A3
	0.419% 4/25/47	2,000,000	1,066,206
•	HSI Asset Securitization Trust
	Series 2006-HE1 2A1
	0.229% 10/25/36	46,613	22,625
#•	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A
	5.006% 7/25/35	44,031	44,254
	Merrill Lynch Mortgage
	Investors Trust
	Series 2006-FF1 M2
	0.469% 8/25/36	2,000,000	1,744,660
	Series 2007-MLN1 A2A
	0.289% 3/25/37	1,680,729	1,112,794
•	Morgan Stanley ABS
	Capital I Trust
	Series 2007-HE1 A2C
	0.329% 11/25/36	7,484,352	4,040,240
•	New Century Home Equity
	Loan Trust
	Series 2005-1 M2
	0.659% 3/25/35	1,385,438	1,178,438
•	RAMP Trust
	Series 2006-RZ5 A2
	0.359% 8/25/46	1,015,410	936,187
	RASC Trust
	Series 2006-EMX1 A2
	0.409% 1/25/36	119,520	117,475
	Series 2007-KS3 AI2
	0.359% 4/25/37	2,223,730	2,175,651
	SLM Student Loan Trust
	Series 2005-4 A2
	0.346% 4/26/21	284,829	284,094
	Series 2008-9 A
	1.766% 4/25/23	3,752,365	3,856,793
•	Soundview Home Loan Trust
	Series 2006-WF2 A1
	0.309% 12/25/36	1,477,442	1,390,601
•	Structured Asset
	Investment Loan Trust
	Series 2003-BC2 M1
	1.559% 4/25/33	286,046	246,026
#•	Trafigura Securitisation Finance
	Series 2012-1A A 144A
	2.582% 10/15/15	500,000	503,555
#	Trinity Rail Leasing
	Series 2012-1A A1 144A
	2.266% 1/15/43	369,592	363,245
•	Vanderbilt Mortgage Finance
	Series 2001-A A4
	7.235% 6/7/28	34,597	35,218
Total Non-Agency Asset-
	Backed Securities
	(cost $45,249,064)		45,593,163

		Principal	Value
		Amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations – 3.58%
	Alternative Loan Trust
	Resecuritization
	Series 2008-2R 3A1
	6.00% 8/25/37	2,421,403	$1,839,237
	Alternative Loan Trust
	Series 2004-J1 1A1
	6.00% 2/25/34	3,627	3,704
	Series 2004-J2 7A1
	6.00% 12/25/33	5,066	5,070
	ARM Trust
	•Series 2004-5 3A1
	2.717% 4/25/35	1,948,305	1,895,218
	•Series 2005-10 3A31
	4.974% 1/25/36	865,231	794,464
	•Series 2006-2 1A4
	2.709% 5/25/36	1,404,353	1,170,177
•	Banc of America Funding Trust
	Series 2006-I 1A1
	2.481% 12/20/36	864,812	863,330
•	Banc of America
	Mortgage Trust
	Series 2003-D 2A1
	2.875% 5/25/33	866,528	856,350
	Bank of America
	Alternative Loan Trust
	Series 2005-3 2A1
	5.50% 4/25/20	44,376	46,331
	Series 2005-6 7A1
	5.50% 7/25/20	158,502	164,562
	Bear Stearns ARM Trust
	•Series 2003-5 2A1
	2.604% 8/25/33	148,761	150,249
	•Series 2005-2 A2
	2.793% 3/25/35	295,349	295,135
	•Series 2005-5 A1
	2.21% 8/25/35	2,743,946	2,746,273
•	Chase Mortgage Finance Trust
	Series 2005-A1 3A1
	2.885% 12/25/35	297,155	263,387
•	ChaseFlex Trust
	Series 2006-1 A4
	5.386% 6/25/36	420,000	355,138
	CHL Mortgage Pass-
	Through Trust
	w•Series 2003-21 A1
	2.815% 5/25/33	3,056	3,071
	wSeries 2007-4 1A1
	6.00% 5/25/37	2,820,468	2,420,633
•	Citigroup Mortgage Loan Trust
	Series 2004-UST1 A6
	4.114% 8/25/34	34,885	34,897
	CSMC Mortgage-Backed Trust
	#Series 2005-1R 2A5 144A
	5.75% 12/26/35	3,830,016	3,297,590
	Series 2007-1 5A14
	6.00% 2/25/37	623,173	553,927
	•Series 2007-3 4A6
	0.429% 4/25/37	938,657	746,817
	@•~Series 2007-3 4A12
	6.571% 4/25/37	938,657	143,224
	Series 2007-3 4A15
	5.50% 4/25/37	416,793	384,342
	Series 2007-5 3A19
	6.00% 8/25/37	1,277,722	1,273,158
	Series 2007-5 10A2
	6.00% 4/25/29	480,567	502,860
#•	Deutsche Mortgage
	Securities Re-REMIC
	Trust Certificates
	Series 2005-WF1 1A3
	144A 5.233% 6/26/35	1,416,005	1,429,954
w•	First Horizon Mortgage
	Pass-Through Trust
	Series 2005-AR2 2A1
	2.556% 6/25/35	305,476	294,977
	GMACM Mortgage Loan Trust
	Series 2006-J1 A1
	5.75% 4/25/36	132,361	125,264
#•	GSMPS Mortgage Loan Trust
	Series 1998-3 A 144A
	7.75% 9/19/27	10,576	11,158
•	GSR Mortgage Loan Trust
	Series 2006-AR1 3A1
	3.169% 1/25/36	164,967	142,346
•	IndyMac INDA Mortgage
	Loan Trust
	Series 2006-AR1 A1
	5.282% 8/25/36	377,067	366,562
	JPMorgan Mortgage Trust
	•Series 2006-A6 2A4L
	2.92% 10/25/36	1,208,843	997,426
	•Series 2006-A7 2A2
	2.728% 1/25/37	231,930	195,856
	•Series 2007-A1 6A1
	2.799% 7/25/35	609,917	599,070
	Lehman Mortgage Trust
	Series 2007-10 2A2
	6.50% 1/25/38	3,677,959	3,364,317
	MASTR Alternative Loan Trust
	Series 2004-3 8A1
	7.00% 4/25/34	4,908	4,951
	Series 2004-5 6A1
	7.00% 6/25/34	85,693	90,402

(continues)       25

Schedules of investments

Optimum Fixed Income Fund

			Principal	Value
			Amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
	MASTR ARM Trust
	•Series 2003-6 1A2
	2.825% 12/25/33		5,409	$5,470
	•Series 2004-4 4A1
	2.469% 5/25/34		166,703	163,524
	•Series 2005-6 7A1
	5.195% 6/25/35		93,212	87,029
	•Series 2006-2 4A1
	2.65% 2/25/36		21,459	20,434
	MASTR Asset
	Securitization Trust
	Series 2003-9 2A7
	5.50% 10/25/33		93,803	95,592
	Merrill Lynch Mortgage
	Investors Trust
	•Series 2004-A1 2A2
	2.511% 2/25/34		12,430	12,405
	•Series 2005-2 1A
	1.666% 10/25/35		231,375	223,384
	•Series 2005-A5 A2
	2.475% 6/25/35		320,385	320,318
	Opteum Mortgage
	Acceptance Trust
	•Series 2006-1 2A1
	5.75% 4/25/36		2,626,964	2,661,979
	RALI Trust
	Series 2004-QS2 CB
	5.75% 2/25/34		62,785	65,736
	RFMSI Trust
	Series 2004-S9 1A23
	5.50% 12/25/34		4,500,000	4,621,509
	Series 2004-S9 2A1
	4.75% 12/25/19		298,705	305,067
	Sequoia Mortgage Trust
	•Series 2004-5 A3
	0.98% 6/20/34		489,475	468,805
	•Series 2007-1 4A1
	2.642% 9/20/46		1,426,579	1,185,677
	Structured ARM Loan Trust
	•Series 2005-22 1A4
	2.486% 12/25/35		1,867,381	1,348,038
	•Series 2006-1 7A4
	5.222% 2/25/36		1,214,118	960,767
•	Structured Asset Mortgage
	Investments II Trust
	Series 2005-AR5 A2
	0.431% 7/19/35		1,364,386	1,281,022
	Structured Asset Securities Trust
	Series 2005-6 4A1
	5.00% 5/25/35		107,141	108,266
w	WaMu Alternative Mortgage
	Pass Through Certificates
	Series 2005-1 5A2
	6.00% 3/25/35		69,950	40,779
	WaMu Mortgage Pass
	Through Certificates
	w•Series 2005-AR13 A1A1
	0.469% 10/25/45		6,290,434	5,745,638
	w•Series 2005-AR16 1A3
	2.467% 12/25/35		1,156,300	1,057,219
	w•Series 2007-HY1 3A3
	4.85% 2/25/37		652,671	600,411
	w•Series 2007-HY7 4A1
	4.857% 7/25/37		1,281,508	1,203,412
	Wells Fargo Mortgage-Backed
	Securities Trust
	Series 2005-18 1A1
	5.50% 1/25/36		35,897	33,904
	•Series 2005-AR16
	2A1 2.716% 2/25/34		308,863	311,670
	Series 2006-2 3A1
	5.75% 3/25/36		206,307	204,066
	Series 2006-3 A1
	5.50% 3/25/36		24,386	24,364
	Series 2006-3 A11
	5.50% 3/25/36		221,650	225,608
	Series 2006-6 1A3
	5.75% 5/25/36		147,007	137,763
	•Series 2006-AR5 2A1
	2.64% 4/25/36		116,219	106,053
	•Series 2006-AR11 A6
	2.617% 8/25/36		1,633,296	1,517,608
	•Series 2006-AR17 A1
	2.63% 10/25/36		960,950	867,299
	Series 2007-10 1A36
	6.00% 7/25/37		827,121	779,285
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $55,147,040)			55,221,528

ΔRegional Bonds – 0.40%
Australia – 0.40%
	New South Wales Treasury
	3.75% 11/20/20	AUD	668,000	783,183
	6.00% 3/1/22	AUD	1,352,000	1,409,970
	Queensland Treasury
	4.25% 7/21/23	AUD	620,000	554,964
	Victoria Treasury
	5.50% 12/17/24	AUD	726,000	729,524
	6.00% 10/17/22	AUD	2,536,000	2,650,512
Total Regional Bonds
	(cost $6,902,726)			6,128,153

	Principal	Value
	Amount°	(U.S. $)
«Senior Secured Loans – 4.26%
ABC Supply Tranche B 1st Lien
3.50% 4/5/20	235,000	$233,708
Air Medical Group
Holdings Tranche B1
6.50% 5/26/18	168,725	170,834
Albertsons
Tranche B 4.25% 3/21/16	216,910	217,859
Tranche B 1st Lien
4.75% 3/21/19	224,870	224,800
Allegion US Holding Tranche B
3.00% 12/26/20	205,000	205,513
Allied Security Holdings
Tranche 2L
9.00% 1/21/18	150,000	151,781
ARAMARK Tranche D
4.00% 9/30/19	180,000	180,815
Arysta Lifescience
1st Lien 4.50% 5/20/20	169,575	169,787
2nd Lien 8.25% 11/22/20	230,000	230,144
Avaya
Tranche B-3 4.50% 10/27/17	274,681	247,470
Tranche B5 8.00% 3/31/18	261,117	248,201
Avis Budget Car Rental
Tranche B 1st
Lien 3.00% 3/15/19	114,425	113,901
Bally Technologies Tranche B
4.25% 8/22/20	825,000	826,444
Biomet 1st Lien
3.50% 7/25/17	299,250	300,466
BJ’s Wholesale Club 2nd Lien
9.75% 3/29/19	935,000	952,921
Blackboard Tranche B2 1st Lien
6.25% 11/8/18	563,802	568,876
BMC Software 1st Lien
5.00% 8/9/20	470,000	471,116
Bombardier Recreational 1st Lien
5.00% 1/17/19	418,629	419,588
Bowie Recourse
Tranche B 1st Lien
6.75% 8/9/20	385,000	387,888
Brickman Group Holdings
Tranche B3 1st Lien
4.25% 9/28/18	248,000	249,085
Burlington Coat Factory
Warehouse Tranche B2
4.25% 2/23/17	399,838	401,537
Calpine Construction
Finance Tranche B
3.00% 5/1/20	458,850	450,725
Carestream Health
2nd Lien 9.50% 12/5/19	290,000	287,825
Tranche B 5.00% 6/5/19	572,750	577,135
Chrysler Group Tranche B
4.25% 5/24/17	59,695	60,211
Clear Channel
Communications Tranche B
3.65% 1/29/16	839,333	793,695
Community Health Systems
3.50% 1/25/17	1,565,000	1,567,609
Ω@5.25% 7/30/14	199,798	199,798
Ω@5.753% 7/30/14	215,202	215,202
CPG International
Ω@6.00% 9/4/14	355,000	355,000
Tranche B 4.75% 9/24/20	185,000	184,191
Crown Castle Operating
Tranche B 3.25% 1/31/19	346,496	343,928
DaVita
Tranche B 4.50% 10/20/16	1,167,000	1,173,555
Tranche B2 4.00% 8/1/19	446,625	449,081
Dell 4.50% 3/24/20	2,495,000	2,457,834
Delta Air Lines
Tranche B 1st Lien
4.25% 4/15/17	1,144,783	1,150,302
Dollar General
1.275% 6/25/18	455,000	455,512
Drillships Financing Holding
Tranche B1 6.00% 2/17/21	720,000	727,800
Tranche B2 5.50% 8/17/16	20,000	20,250
Dupont Performance
Coatings Tranche B
4.75% 2/1/20	746,250	749,648
Dynegy Tranche B2
4.00% 4/16/20	101,285	101,264
Edward Cayman
Islands II 1st Lien
4.75% 3/5/20	61,224	61,331
Emdeon 1st Lien 3.75%
11/2/18	404,509	405,479
Energy Transfer Equity
3.75% 3/26/17	69,750	70,191
EP Energy Tranche B3 2nd Lien
3.50% 4/24/18	336,667	335,194
Equipower Resources Holdings
Tranche B 4.25% 12/21/18	102,811	103,325
Tranche C 4.25% 12/21/19	284,287	285,590
Essar Steel Algoma
8.75% 9/12/14	581,556	589,552
Fieldwood Energy 2nd Lien
8.375% 9/30/20	340,000	340,213

(continues)       27

Schedules of investments

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
«Senior Secured Loans (continued)
	First Data 1st Lien
	4.00% 4/5/17	1,106,681	$1,103,084
	Flying Fortress 1st Lien
	3.50% 6/30/17	100,000	99,938
	Gardner Denver 1st Lien
	4.25% 7/23/20	580,000	575,489
	Generac Power
	Systems Tranche B
	3.50% 5/10/20	169,766	168,564
	Getty Images Tranche B
	4.75% 9/19/19	320,000	286,267
	Gim Channelview Cogeneration
	4.25% 4/18/20	274,312	276,370
	Gray Television 4.75%
	10/11/19	954,820	961,683
	Great Wolf Resorts 1st Lien
	4.50% 7/31/20	229,425	228,923
	Harrah’s Las Vegas Propco
	3.50% 2/13/15	230,000	225,544
	Harrah’s Loan Operating
	Tranche B
	9.50% 10/31/16	1,041,756	1,041,509
	HCA Tranche B4
	2.75% 5/1/18	2,010,000	2,009,162
	HD Supply Tranche B
	4.50% 10/12/17	464,731	466,581
	Hilton Worldwide
	Finance Tranche B2
	4.00% 9/23/20	795,000	795,083
	Hologic Tranche B
	3.75% 8/1/19	362,243	364,054
	Hostess Brands 1st Lien
	6.75% 3/12/20	365,000	376,863
	Houghton International
	1st Lien 5.25% 11/20/19	114,425	113,638
	2nd Lien 9.50% 11/20/20	205,000	206,281
	HUB International
	Tranche B 1st Lien
	4.75% 9/17/20	845,000	848,169
Ω@	Hudson’s Bay
	7.00% 7/29/14	345,000	345,000
	IASIS Healthcare
	Tranche B 1st Lien
	4.50% 5/3/18	663,611	668,588
	Immucor Tranche B2
	5.00% 8/19/18	887,752	893,856
	Ineos US Finance
	4.00% 5/4/18	414,003	410,251
	Infor US Tranche B2
	5.25% 4/5/18	266,427	267,760
	Intelsat Jackson
	Holdings Tranche B1
	4.50% 4/2/18	1,274,739	1,280,050
	JBS USA 3.75% 9/13/20	245,000	243,775
	KIK Custom Products 1st Lien
	5.50% 5/17/19	745,000	731,497
	Kinetics Concepts Tranche D1
	4.50% 5/4/18	180,000	181,406
	La Frontera Generation
	Tranche B
	4.50% 9/30/20	154,544	155,317
	Landry’s Tranche B 4.75%
	4/24/18	624,775	630,112
	Level 3 Financing
	4.00% 1/15/20	485,000	483,788
	Tranche B
	1st Lien 4.75% 8/1/19	485,000	487,017
	LTS Buyer Tranche
	1st Lien 4.50% 3/15/20	109,725	109,931
	2nd Lien 8.00% 3/15/21	330,000	333,025
	MGM Resorts International
	3.50% 12/20/19	1,444,087	1,440,993
	Michael Stores
	Tranche B 1st Lien
	3.75% 1/16/20	264,337	265,234
	Mission Broadcasting
	Tranche B 1st Lien
	4.50% 12/3/19	26,609	26,709
	Moxie Liberty Tranche B
	7.50% 8/21/20	767,000	766,041
	MultiPlan Tranche B
	4.00% 8/18/17	281,362	283,170
	NEP Broadcasting Tranche
	2nd Lien
	9.50% 7/3/20	628,571	645,595
	Nexstar Broadcasting
	Tranche B
	4.50% 7/19/19	62,941	63,177
	NRG Energy Tranche B
	2.75% 7/1/18	987,512	982,806
	Nuveen Investments
	1st Lien 4.00% 5/13/17	240,000	237,960
	2nd Lien 6.50% 2/28/19	2,411,000	2,403,967
	NXP Tranche C
	4.75% 12/4/20	89,325	90,832
	OCI Beaumont
	Tranche B1 6.25% 8/1/19	81,597	81,801
	Tranche B2 6.25% 8/1/19	153,403	153,786
	OSI Restaurants
	Tranche B 1st Lien
	3.50% 10/26/19	355,875	355,875
	Otter Products Tranche B
	5.25% 4/29/19	570,000	573,024
	Panda Temple Power II
	Tranche B 1st Lien
	7.25% 3/28/19	700,000	714,875

	Principal	Value
	Amount°	(U.S. $)
«Senior Secured Loans (continued)
Par Pharmaceutical
Tranche B 1st Lien
4.25% 9/28/19	129,025	$128,756
Peabody Energy Tranche B
4.25% 9/20/20	480,000	475,050
Pharmaceutical Product
Development
4.25% 12/5/18	322,562	324,041
Pinnacle Entertainment
Tranche B2
3.75% 8/13/20	144,637	144,999
PQ Tranche B
4.50% 8/7/17	442,775	445,911
PVH Tranche B
3.25% 12/19/19	680,155	681,076
Quickrete 2nd Lien
7.00% 3/19/21	365,000	372,300
Ranpak 2nd Lien
8.50% 4/10/20	330,000	339,900
Remy International
Tranche B 1st Lien
4.25% 3/5/20	85,448	85,768
Reynolds Group
Holdings 1st Lien
4.75% 9/21/18	529,650	532,033
RGIS Services
4.25% 5/3/17	310,584	307,866
Rite Aid 2nd Lien
5.75% 8/3/20	555,000	569,014
Samson Investment 2nd Lien
6.00% 9/10/18	634,000	636,298
Scientific Games International
4.25% 5/22/20	870,000	864,174
Sensus USA 2nd Lien
8.50% 4/13/18	465,000	455,700
Seven Seas Cruises 1st Lien
4.75% 12/21/18	301,188	304,200
Smart & Final
2nd Lien 10.50% 11/8/20	687,513	699,544
Tranche B 1st Lien
4.50% 11/15/19	467,817	468,402
Sophia Tranche B 1st Lien
4.50% 1/29/18	93,081	93,619
Sprouts Farmers
Markets Holdings
4.50% 4/12/20	199,596	200,470
State Class Tankers II 1st Lien
6.75% 6/10/20	470,000	472,350
Supervalu 5.00% 3/21/19	477,019	476,348
Surgery Center Holdings
6.00% 3/18/19	277,200	277,893
2nd Lien 9.75% 3/18/20	110,000	110,275
Surgical Care
Affiliates Tranche B
5.50% 5/26/18	84,787	84,470
Swift Transportation
Tranche B2 1st Lien
4.00% 12/21/17	147,285	148,316
Taminco Global
Chemical Tranche B
4.25% 2/15/19	216,441	217,794
Tempur-Pedic
International Tranche B
3.75% 3/18/20	50	50
Topaz Power Holdings
5.25% 2/4/20	362,088	364,917
Toys R Us
Delaware Tranche B
6.00% 7/31/19	260,000	257,129
TransDigm Tranche C
3.75% 2/7/20	433,907	433,256
Truven Health
Analytics Tranche B
4.50% 5/23/19	544,684	546,386
United Airlines
Tranche B 1st Lien
4.00% 3/12/19	253,725	255,343
Univision Communications
1st Lien 4.00% 3/1/20	189,050	187,603
Tranche C1 1st Lien
4.50% 2/22/20	258,035	257,358
Tranche C2 4.50% 2/6/20	1,009,925	1,007,558
US Airways
Tranche B1 1st Lien
4.25% 5/21/19	285,000	284,169
Tranche B2 1st Lien
3.50% 11/21/16	89,000	89,223
USI Insurance
Services Tranche B
5.00% 12/14/19	565,725	569,261
Valeant Pharmaceuticals
Tranche B
4.50% 5/30/20	971,375	979,723
Vantage Drilling Tranche B
6.25% 10/17/17	299,250	303,178
Visant 5.25% 12/22/16	131,610	128,114
Warner Chilcott
Tranche B1 4.25% 3/15/18	131,697	131,971
Tranche B2 4.25% 3/15/18	103,780	103,997
Tranche B3 4.25% 3/15/18	57,333	57,453
Wide Open West Finance
4.75% 3/27/19	1,064,650	1,073,079

(continues)       29

Schedules of investments

Optimum Fixed Income Fund

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
Yankee Cable Acquisition
5.25% 2/13/20		239,843	$241,342
Yankee Candle
5.25% 3/2/19		76,720	76,873
Zayo Group Tranche B 1st Lien
4.50% 7/2/19		529,637	530,961
Total Senior Secured Loans
(cost $65,575,546)			65,734,105

ΔSovereign Bonds – 3.51%
Armenia – 0.04%
# Republic of Armenia 144A
6.00% 9/30/20		556,000	543,017
			543,017

Australia – 0.24%
Australia Government
Inflation-Linked Bond
4.00% 8/20/20	AUD	451,000	773,199
5.50% 4/21/23	AUD	2,800,000	2,963,286
			3,736,485

Brazil – 1.69%
Banco Nacional de
Desenvolvimento
Economico e Social
#144A 5.75% 9/26/23		535,000	536,337
#144A 6.369% 6/16/18		1,500,000	1,631,250
#144A 6.50% 6/10/19		2,500,000	2,718,750
^ Brazil Letras do Tesouro
Nacional
1.767% 1/1/17	BRL	2,980,000	9,441,503
Brazil Notas do
Tesouro Nacional
Series B
6.00% 8/15/20	BRL	1,415	1,534,269
10.00% 1/1/17	BRL	19,681,000	8,574,188
Series F
10.00% 1/1/14	BRL	2,039,000	920,499
10.00% 1/1/15	BRL	1,153,000	518,658
10.00% 1/1/21	BRL	304,000	126,961
10.00% 1/1/23	BRL	304,000	124,724
			26,127,139

Finland – 0.06%
# Finland Government
Bond 144A
4.00% 7/4/25	EUR	626,000	996,186
			996,186

Indonesia – 0.13%
Indonesia Treasury Bond
5.625% 5/15/23	IDR	4,695,000,000	330,026
#* Perusahaan Penerbit
SBSN Indonesia
144A 6.125% 3/15/19		760,000	796,100
# Republic of Indonesia 144A
3.375% 4/15/23		929,000	796,617
			1,922,743

Malaysia – 0.03%
Malaysia Government
4.262% 9/15/16	MYR	1,380,000	433,508
			433,508

Mexico – 0.16%
Mexican Bonos
6.50% 6/10/21	MXN	5,990,900	481,001
6.50% 6/9/22	MXN	17,665,000	1,400,680
7.75% 12/14/17	MXN	6,882,000	588,241
			2,469,922

New Zealand – 0.03%
New Zealand Government
3.00% 4/15/20	NZD	647,000	496,443
			496,443

Nigeria – 0.03%
Nigeria Government
15.10% 4/27/17	NGN	60,345,000	394,118
			394,118

Panama – 0.08%
Panama Government
International Bond
7.125% 1/29/26		340,000	418,200
8.875% 9/30/27		577,000	797,702
			1,215,902

Paraguay – 0.03%
# Republic of Paraguay 144A
4.625% 1/25/23		430,000	394,525
			394,525

Peru – 0.06%
Peruvian Government
International Bond
7.125% 3/30/19		754,000	917,995
			917,995

Poland – 0.20%
Poland Government
4.00% 10/25/23	PLN	1,777,000	547,890
5.75% 10/25/21	PLN	3,515,000	1,233,235
Poland Government
International Bond
3.00% 3/17/23		1,416,000	1,300,596
			3,081,721

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds (continued)
Qatar – 0.39%
Qatar Government
International Bond
4.00% 1/20/15		5,800,000	$6,032,000
			6,032,000

Republic of Korea – 0.18%
Korea Treasury Inflation-
Linked Bond
1.125% 6/10/23	KRW	315,088,200	289,064
2.75% 6/10/20	KRW	721,617,778	731,683
Republic of Korea
5.75% 4/16/14		900,000	924,982
7.125% 4/16/19		700,000	869,396
			2,815,125

South Africa – 0.11%
South Africa Government
Inflation-Linked Bond
2.75% 1/31/22	ZAR	2,746,440	300,662
10.50% 12/21/26	ZAR	6,210,000	744,745
South Africa Government
International Bond
5.875% 9/16/25		570,000	600,922
			1,646,329

Sweden – 0.01%
Sweden Government
4.25% 3/12/19	SEK	1,250,000	218,708
			218,708

United Kingdom – 0.04%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	151,668
4.00% 3/7/22	GBP	279,465	509,005
			660,673
Total Sovereign Bonds
(cost $56,133,728)			54,102,539

Supranational Banks – 0.15%
International Bank for
Reconstruction
& Development
3.375% 4/30/15	NOK	6,860,000	1,165,368
3.625% 6/22/20	NOK	4,020,000	693,484
6.00% 2/15/17	AUD	530,000	536,687
Total Supranational Banks
(cost $2,337,718)			2,395,539

U.S. Treasury Obligations – 20.85%
U.S. Treasury Bonds
∞2.75% 11/15/42		11,430,000	9,462,794
2.875% 5/15/43		1,145,000	971,997
U.S. Treasury Inflation
Indexed Bonds
0.625% 2/15/43		2,885,525	2,372,894
1.75% 1/15/28		9,388,637	10,531,412
2.00% 1/15/26		1,647,716	1,904,013
2.375% 1/15/25		1,710,179	2,044,064
2.375% 1/15/27		4,251,108	5,123,580
2.50% 1/15/29		4,275,879	5,263,509
3.875% 4/15/29		269,982	387,656
U.S. Treasury Notes
1.50% 8/31/18		158,345,000	159,415,096
1.75% 5/15/23		19,900,000	18,442,484
2.00% 7/31/20		1,800,000	1,804,711
∞2.00% 2/15/23		85,100,000	81,064,388
2.50% 8/15/23		22,990,000	22,758,307
Total U.S. Treasury Obligations
(cost $331,215,914)			321,546,905

	Number of
	Shares
Common Stock – 0.00%
AES		6,420	85,322
=† Century Communications		1,975,000	0
Delta Air Lines		29	684
NRG Energy		41	1,121
Total Common Stock
(cost $143,130)			87,127

Convertible Preferred Stock – 0.38%
ArcelorMittal 6.00%
exercise price $20.61,
expiration date 12/21/15		8,925	194,258
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		173	186,235
# Chesapeake Energy 144A 5.75%
exercise price $27.83,
expiration date 12/31/49		276	305,153
Cliffs Natural Resources 7.00%
exercise price $35.53,
expiration date 2/1/16		14,625	289,136
Dominion Resources
6.00% exercise price $65.27,
expiration date 7/1/16		2,252	120,369
6.125% exercise price $65.27,
expiration date 4/1/16		2,252	120,122
Goodyear Tire & Rubber 5.875%
exercise price $18.21,
expiration date 3/31/14		9,500	607,109

(continues)       31

Schedules of investments

Optimum Fixed Income Fund

	Number of	Value
	Shares	(U.S. $)
Convertible Preferred Stock (continued)
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	349	$345,510
HealthSouth 6.50%
exercise price $30.50,
expiration date 12/31/49	582	756,018
Huntington Bancshares 8.50%
exercise price $11.95,
expiration date 12/31/49	337	417,880
Intelsat 5.75%
exercise price $22.05,
expiration date 5/1/16	11,444	698,885
MetLife 5.00%
exercise price $44.27,
expiration date 3/26/14	22,425	642,700
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	5,929	595,568
Wells Fargo 7.50%
exercise price $156.71,
expiration date 12/31/49	485	551,692
Total Convertible Preferred
Stock (cost $5,758,532)		5,830,635

Preferred Stock – 0.24%
Alabama Power 5.625%	21,075	491,047
# Ally Financial 144A 7.00%	500	477,781
BB&T 5.85%	17,585	377,550
• Integrys Energy Group 6.00%	35,650	867,008
National Retail Properties 5.70%	9,340	183,905
Public Storage 5.20%	18,720	377,770
U.S. Bancorp 5.15%	17,050	358,221
Wells Fargo 5.20%	28,160	591,923
Total Preferred Stock
(cost $4,148,456)		3,725,205

	Principal
	Amount°
Securities Sold Short – (0.14%)
Fannie Mae S.F. 30 yr TBA
5.50% 10/1/43	(1,000,000)	(1,087,976)
5.50% 11/1/43	(1,000,000)	(1,090,000)
Total Securities Sold Short
(proceeds $2,172,657)		(2,177,976)

Short-Term Investments – 11.02%
≠Discount Notes – 4.15%
Federal Home Loan Bank
0.015% 10/2/13	11,711,055	11,711,055
0.025% 11/15/13	3,432,907	3,432,862
0.045% 10/18/13	11,551,017	11,550,959
0.049% 10/23/13	27,275,905	27,275,741
0.05% 2/21/14	800,000	799,937
0.065% 11/6/13	9,191,541	9,191,449
		63,962,003

≠Discounted Commercial Paper – 0.25%
≥ Daimler Finance
1.082% 10/15/13	3,900,000	3,899,626
		3,899,626

Repurchase Agreements – 1.80%
Bank of America 0.02%
dated 9/30/13, to be
repurchased on
10/1/13, repurchase price
$12,668,978 (collateralized
by U.S. government
obligations 0.00%-0.875%
6/26/14-1/31/17,
market value $12,922,354)	12,668,971	12,668,971
BNP Paribas 0.04%
dated 9/30/13, to be
repurchased on
10/1/13, repurchase price
$15,135,046 (collateralized
by U.S. government
obligations 2.875%-3.625%
3/31/18-2/15/21,
market value $15,437,733)	15,135,029	15,135,029
		27,804,000
≠U.S. Treasury Obligations – 4.82%
U.S. Treasury Bills
0.001% 10/17/13	11,817,483	11,817,376
0.001% 12/12/13	1,100,000	1,099,978
0.005% 12/5/13	600,000	599,999
0.01% 1/2/14	800,000	799,987
0.015% 10/10/13	11,307,770	11,307,725
0.016% 12/19/13	25,212,951	25,212,396
0.016% 12/26/13	300,000	299,995
0.018% 2/6/14	1,300,000	1,299,948
0.028% 10/24/13	10,838,661	10,838,509
0.053% 11/14/13	10,980,302	10,980,006
		74,255,919

Total Short-Term Investments
(cost $169,918,051)		169,921,548
Total Value of Securities
Before Securities Lending
Collateral – 111.79%
(cost $1,720,539,282)		1,724,046,852

	Number of
	Shares
**Securities Lending Collateral – 0.11%
Investment Company
Delaware Investments
Collateral Fund No.1	1,638,500	1,638,500
Total Securities Lending Collateral
(cost $1,638,500)		1,638,500
■Total Value of Securities – 111.90%
(cost $1,722,177,782)		$1,725,685,352

	Number of	Value
	Contracts	(U.S. $)
Options Written – (0.01%)
Call Swaptions – (0.01%)
10 yr IRS pay a fixed rate 2.75%
and receive a floating rate
based on 6-month LIBOR,
expiration date
10/18/13 (CITI)	(20,800,000)	$(114,587)
		(114,587)

Put Swaptions – 0.00%
10 yr IRS pay a fixed rate 3.50%
and receive a floating rate
based on 6-month LIBOR,
expiration date
10/18/13 (CITI)	(20,800,000)	(416)
		(416)
Total Options Written
(premium received $191,360)		$(115,003)

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Sept. 30, 2013. Interest rates reset periodically.
@	Illiquid security. At Sept. 30, 2013, the aggregate value of illiquid securities was $16,822,648, which represented 1.09% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
~	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2013, the aggregate value of Rule144A securities was $191,167,396, which represented 12.40% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
*	Fully or partially on loan.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2013.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2013.
Ω	All or a portion of this holding is subject to unfunded loan commitments. See Note 5 in “Notes to financial statements.”
∞	Fully or partially pledged as collateral for futures contracts and reverse repurchase agreements.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
≥

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At Sept. 30, 2013, the aggregate value of these securities was $3,899,626, which represented 0.25% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $1,577,602 of securities loaned.

The following foreign currency exchange contracts, reverse repurchase agreements, futures contracts and swap contracts were outstanding at Sept. 30, 2013:1

Reverse Repurchase Agreements

					Notional Value
	Interest	Trade	Maturity	Notional	Including
Counterparty	Rate	Rate	Date	Value	Accrued Value
TDS Securities USA	0.14%	9/18/2013	10/8/2013	$(18,133,875)	$(18,133,875)
TDS Securities USA	0.14%	9/18/2013	10/8/2013	(24,991,000)	(24,991,000)
					$(43,124,875)

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	1,186,761	USD	(1,119,330)	10/31/13	$(14,547)
BAML	CAD	748,403	USD	(726,555)	10/31/13	(550)
BAML	EUR	(2,952,514)	USD	3,983,887	10/31/13	(10,749)
BAML	GBP	327,986	USD	(526,027)	10/31/13	4,811
BAML	JPY	(358,382,387)	USD	3,628,197	10/31/13	(18,872)
BAML	MYR	1,578,193	USD	(494,886)	10/31/13	(11,519)
BAML	NZD	(624,547)	USD	522,745	10/31/13	5,220
BCLY	KRW	(715,739,367)	USD	664,136	10/31/13	(498)
BCLY	MXN	(19,131,579)	USD	1,493,022	10/31/13	35,576
BNP	AUD	(757,779)	USD	714,328	10/31/13	8,894
BNP	BRL	(3,606,685)	USD	1,587,397	10/31/13	(26,944)
CITI	AUD	(6,866,000)	USD	6,154,682	10/2/13	(250,367)
CITI	AUD	(2,366,404)	USD	2,229,403	10/31/13	26,464
CITI	CNY	(13,893,252)	USD	2,199,169	11/25/13	(65,535)
CITI	CNY	(55,270,000)	USD	8,633,240	6/15/14	(315,194)
CITI	EUR	(9,991,000)	USD	13,256,928	12/17/13	(262,175)
CITI	GBP	(237,000)	USD	372,312	12/12/13	(11,158)
CITI	JPY	120,200,000	USD	(1,211,327)	10/17/13	11,778
CITI	JPY	77,620,704	USD	(785,889)	10/31/13	4,016
CITI	PLN	(339,046)	USD	107,958	10/31/13	(358)
GSC	GBP	(740,619)	USD	1,187,353	10/31/13	(11,323)
GSC	PLN	(2,888,946)	USD	919,753	10/31/13	(3,182)

(continues)       33

Schedules of investments

Optimum Fixed Income Fund

Foreign Currency Exchange Contracts (continued)
						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
HSBC	BRL	(2,798,146)	USD	1,243,053	10/31/13	$(9,388)
HSBC	CAD	417,089	USD	(405,177)	10/31/13	(570)
HSBC	EUR	(2,129,646)	USD	2,872,483	10/31/13	(8,843)
HSBC	JPY	221,619,545	USD	(2,243,771)	10/31/13	11,534
HSBC	MYR	6,950,684	USD	(2,166,679)	10/31/13	(37,831)
HSBC	PHP	42,908,759	USD	(1,008,313)	10/31/13	(21,037)
JPMC	AUD	6,839,000	USD	(6,380,103)	10/2/13	(241)
JPMC	AUD	(6,839,000)	USD	6,366,193	11/4/13	1,146
JPMC	BRL	(35,812,335)	USD	16,145,865	11/4/13	129,376
JPMC	CNY	13,893,252	USD	(2,195,000)	11/25/13	69,703
JPMC	EUR	1,939,488	USD	(2,617,533)	10/31/13	6,517
JPMC	JPY	(121,900,000)	USD	1,227,558	10/17/13	(12,845)
JPMC	JPY	110,457,959	USD	(1,118,799)	10/31/13	5,273
JPMC	NOK	(3,831,049)	USD	646,830	10/31/13	10,523
MSC	AUD	(3,844,883)	USD	3,622,864	10/31/13	43,576
MSC	CNY	55,270,000	USD	(8,600,000)	6/15/14	348,434
MSC	JPY	297,910,314	USD	(3,017,886)	10/31/13	13,790
MSC	MXN	2,574,703	USD	(194,198)	12/17/13	1,242
TD	CAD	(2,175,581)	USD	2,112,922	10/31/13	2,449
TD	GBP	862,761	USD	(1,383,145)	10/31/13	13,216
TD	IDR	18,743,142,260	USD	(1,707,406)	10/31/13	(116,240)
TD	JPY	(549,059,972)	USD	5,561,164	10/31/13	(26,329)
TD	ZAR	(10,361,140)	USD	1,034,440	10/31/13	8,261
UBS	MXN	(11,832,828)	USD	905,932	10/1/13	2,022
						$(472,474)

Futures Contracts

					Unrealized
Contracts to		Notional	Notional	Expiration	Appreciation
Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
735	90 Day Euro	$181,252,713	$181,535,813	12/15/15	$283,100
(28)	E-mini S&P
	500 Index	(2,358,524)	(2,344,020)	12/21/13	14,504
(18)	Euro-O.A.T	(3,096,616)	(3,226,304)	12/11/13	(129,688)
469	U.S. Treasury
	5 yr Notes	56,068,287	56,770,984	1/7/14	702,697
350	U.S. Treasury
	10 yr Notes	43,762,853	44,236,718	1/1/14	473,865
(99)	U.S. Treasury
	Long Bonds	(13,202,923)	(13,204,125)	1/1/14	(1,202)
		$262,425,790			$1,343,276

Swap Contracts

CDS Contracts2

			Annual
	Swap		Protection		Unrealized
	Referenced	Notional	Received	Termination	Appreciation
Counterparty	Obligation	Value	(Paid)	Date	(Depreciation)
	Protection Purchased:
CITI	Credit Agricole
	London Senior
	5 yr CDS	EUR 2,600,000	1.00%	12/20/16	$(171,874)
CITI	ITRAXX Europe
	Crossover 17.1
	5 yr CDS	EUR 9,300,000	5.00%	6/20/17	(1,567,908)

DB	CDX.EM.20	2,250,000	(5.00%)	12/20/18	(106)
DB	CDX.EM.20	2,120,000	(5.00%)	12/20/18	35,641
					$(1,704,247)
	Protection Sold/Moody’s Rating:
CITI	Dell Senior/Baa	1,200,000	(1.00%)	12/20/17	$(28,819)
CITI	Republic of
	Brazil/Baa
	5 yr CDS	2,000,000	(1.00%)	3/20/17	(11,337)
CITI	Republic of
	Italy/Baa
	5 yr CDS	EUR 1,000,000	(1.00%)	6/20/17	93,413
CME	CDX.NA.
	HY.21/Baa	3,680,000	5.00%	12/20/18	—
MSC	People’s
	Republic of
	China/Aa
	5 yr CDS	2,700,000	(1.00%)	9/20/16	50,379
					$103,636
Total					$(1,600,611)

Swap Contracts (continued) Interest Rate Swap Contracts[3]

				Fixed	Variable
				Interest	Interest
	Swap			Rate	Rate		Unrealized
	Referenced			Received	Received	Termination	Appreciation
Counterparty	Obligation	Notional Value		(Paid)	(Paid)	Date	(Depreciation)
CITI	6-Month
	BBR-
	BBSW	AUD	9,400,000	4.75%	0.000%	6/15/22	$404,509
CITI	6-Month
	BBR-
	BBSW	AUD	6,100,000	4.00%	(3.410% )	3/15/23	(97,212)
CITI	6-Month
	EURIBOR	EUR	33,500,000	2.93%	(3.420% )	8/8/23	89,488
CITI	6-Month
	BBA-
	LIBOR	JPY	1,490,000,000	1.00%	(2.260% )	9/18/23	(213,269)
JPMC	6-Month
	BBR-
	BBSW	AUD	10,900,000	4.75%	0.000%	6/15/22	458,736
JPMC	6-Month	AUD	11,100,000	4.25%	(3.058% )	12/11/23	(155,378)
JPMC	Brazil
	CETIP
	Interbank
	Deposit	BRL	7,800,000	9.00%	0.000%	1/4/17	(279,351)
MSC	Brazil
	CETIP
	Interbank
	Deposit	BRL	21,700,000	8.22%	0.000%	1/2/17	(849,100)
							$(641,577)

The use of foreign currency exchange contracts, reverse repurchase agreements, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of Abbreviations:
AMT — Subject to Alternative Minimum Tax
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BBA — British Bankers Association Index
BBSW — Bank Bill Swap Reference Rate Index
BCLY — Barclays Bank
BNP — Banque Paribas
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CDX.EM — Credit Default Swap Emerging Markets Index
CDX.NA.HY — Credit Default Swap Index North America High-Yield
CITI — Citigroup Global Markets
CLO — Collateralized Loan Obligation
CME — Chicago Mercantile Exchange, Inc.
CNY — China Renminbi
DB — Deutsche Bank
EUR — European Monetary Unit
EURIBOR — Euro Interbank Offer Rate
FGIC — Insured by Financial Guaranty Insurance Company
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
IDR — Indonesian Rupiah
IRS — Interest Rate Swaption
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NATL-RE — Insured by National Public Finance Guarantee Corporation
NCUA — National Credit Union Administration
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
O.A.T. — Obligations Assimilables du Tresor
PHP — Philippine Peso
PLN — Polish Zloty
REMIC — Real Estate Mortgage Investment Conduit
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
TD — Toronto Dominion Bank
UBS — Union Bank of Switzerland
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

(continues)       35

Schedules of investments

Optimum International Fund
September 30, 2013 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
ΔCommon Stock – 98.80%
Australia – 1.80%
	Amcor	209,410	$2,043,347
	AMP	680,530	2,929,807
	QBE Insurance Group	209,778	2,873,178
	Treasury Wine Estates	481,714	1,989,271
			9,835,603
Austria – 0.79%
	Erste Group Bank	136,223	4,304,873
			4,304,873
Belgium – 1.43%
*	Ageas	48,400	1,961,230
=†	Ageas VVPR Strip	2,424	0
	Anheuser-Busch InBev	59,378	5,890,162
			7,851,392
Brazil – 0.60%
*	Vale ADR	209,000	3,262,490
			3,262,490
Canada – 0.25%
	Gildan Activewear	29,500	1,368,963
			1,368,963
China/Hong Kong – 4.03%
	AIA Group	741,400	3,488,687
*	Anhui Conch Cement	759,500	2,442,883
	China Mobile	298,500	3,358,746
	Jardine Matheson Holdings	100,000	5,492,113
†	Melco Crown Entertainment ADR	107,200	3,412,176
†	SINA	47,500	3,855,575
			22,050,180
Cyprus – 0.68%
	Eurasia Drilling GDR	93,400	3,720,226
			3,720,226
France – 14.93%
*	AXA	185,309	4,300,804
	BNP Paribas	88,523	5,988,092
*	Carrefour	78,615	2,696,476
*	Cie de Saint-Gobain	108,565	5,388,343
	European Aeronautic Defence & Space	71,239	4,539,506
=†	GDF Suez VVPR Strip	8,820	0
*	Kering	18,600	4,168,289
*	Orange	435,439	5,452,387
	Publicis Groupe	28,800	2,290,988
*	Rexel	134,625	3,425,132
	Safran	61,500	3,787,823
	Sanofi	78,939	7,994,697
*	Schneider Electric	50,900	4,307,038
	Societe Generale	73,186	3,646,070
*	Technip	36,700	4,308,667
	Total	104,151	6,036,888
	Valeo	39,700	3,388,581
*	Vallourec	33,284	1,994,382
*	Vinci	65,866	3,834,484
*	Vivendi	183,600	4,223,399
			81,772,046
Germany – 5.68%
	Bayer	37,600	4,434,200
*	Daimler	105,875	8,255,073
	Deutsche Telekom	427,633	6,193,551
*	GEA Group	51,483	2,115,918
	Gerry Weber International	45,108	1,858,390
	KUKA	71,487	3,099,804
	RWE	75,029	2,552,826
	SAP	35,264	2,607,951
			31,117,713
Indonesia – 0.54%
	Global Mediacom	4,695,000	782,204
†	Matahari Department Store	2,387,300	2,165,349
			2,947,553
Ireland – 2.00%
†	Bank of Ireland	13,186,900	3,740,670
	DCC	83,970	3,438,175
†	Green REIT	1,585,185	2,530,531
	Kingspan Group	74,401	1,248,698
			10,958,074
Israel – 1.01%
	Teva Pharmaceutical Industries ADR	145,900	5,512,102
			5,512,102
Italy – 2.28%
	BancaGenerali	175,000	3,958,119
	ENI	236,243	5,430,796
†	Mediaset	765,400	3,105,482
			12,494,397
Japan – 13.91%
	Astellas Pharma	68,500	3,499,337
	Canon	194,700	6,234,798
	GMO internet	146,000	1,909,410
	Hoya	106,700	2,524,215
	ITOCHU	154,500	1,903,509
	Kao	140,800	4,397,467
	Kenedix Realty Investment	278	1,367,530
	Nabtesco	120,200	2,937,999
*	Nitto Denko	37,500	2,445,765
	Seven & I Holdings	104,700	3,838,692
	Softbank	101,300	7,035,748
*	Sony	170,000	3,649,399
*	Sumitomo Mitsui Financial Group	99,700	4,828,509
	Takeda Pharmaceutical	123,800	5,847,673
	Tokio Marine Holdings	173,200	5,678,947
	Tokyo Electron	42,000	2,259,800

		Number of	Value
		Shares	(U.S. $)
ΔCommon Stock (continued)
Japan (continued)
	Tokyo Tatemono	216,000	$1,986,163
*	Tokyu Land	135,000	1,397,594
	Toyota Motor	125,900	8,075,739
	Yahoo Japan	773,100	4,399,211
			76,217,505
Malaysia – 0.19%
	Astro Malaysia Holdings	1,132,500	1,015,046
			1,015,046
Mexico – 1.04%
	Fomento Economico Mexicano ADR	40,100	3,893,309
	Grupo Mexico Class B	611,959	1,832,207
			5,725,516
Netherlands – 5.70%
	Aalberts Industries	112,836	3,006,069
*	ASML Holding	34,386	3,396,478
	Koninklijke Ahold	344,837	5,974,373
*	Randstad Holding	78,013	4,400,056
	Reed Elsevier	185,132	3,722,805
*	Royal Dutch Shell Class A	135,946	4,477,460
†	Yandex Class A	73,500	2,676,870
*	Ziggo	87,900	3,561,907
			31,216,018
Nigeria – 0.24%
†	Lekoil	1,916,900	1,322,769
			1,322,769
Norway – 0.55%
	Statoil	133,700	3,036,781
			3,036,781
Republic of Korea – 0.11%
	Samsung Heavy Industries	15,380	615,100
			615,100
Singapore – 2.08%
	OCBC Bank	388,000	3,188,622
	SembCorp Industries	519,000	2,191,416
	Singapore Telecommunications	1,009,000	3,005,014
	United Overseas Bank	182,047	3,002,965
			11,388,017
Spain – 5.10%
	Banco Santander	315,021	2,568,408
	Bankinter	459,500	2,474,835
	Cie Automotive	273,385	2,722,088
	Duro Felguera	134,152	918,668
	Iberdrola	1,157,381	6,727,508
†	NH Hoteles	815,427	4,211,618
†	Sacyr Vallehermoso	593,779	2,743,642
†	Telefonica	358,902	5,579,531
			27,946,298
Sweden – 2.43%
	Ericsson LM Class B	188,100	2,505,256
	Hexagon Class B	53,600	1,615,792
	SKF Class B	165,200	4,598,321
	Svenska Cellulosa Class B	182,584	4,600,982
			13,320,351
Switzerland – 8.50%
†	ABB	216,376	5,110,367
†	Actelion	24,200	1,718,144
†	Glencore Xstrata	702,200	3,823,687
	Novartis	214,090	16,466,502
	Partners Group Holding	5,747	1,410,556
	Roche Holding	26,561	7,167,711
	Syngenta	6,300	2,574,712
†	UBS	149,949	3,073,101
†	Zurich Insurance Group	20,150	5,194,158
			46,538,938
Taiwan – 0.77%
†	Epistar	1,270,000	2,404,367
	Taiwan Semiconductor Manufacturing	539,269	1,836,659
			4,241,026
Thailand – 0.43%
	PTT Global Chemical - Foreign	999,500	2,380,142
			2,380,142
United Kingdom – 21.38%
	AMEC	164,074	2,850,512
*	APR Energy	292,195	4,595,530
	Aveva Group	75,934	3,192,940
	Babcock International Group	224,100	4,336,320
	Barclays ADR	363,273	6,190,172
	BG Group	214,356	4,091,984
†	Blinkx	1,235,300	3,016,625
	BP	592,309	4,152,585
	Centrica	545,900	3,267,164
	Compass Group	310,709	4,274,106
†	Crest Nicholson Holdings	1,026,100	5,510,045
	Domino’s Pizza Group	274,300	2,593,416
	DS Smith	649,883	3,026,251
	esure Group	691,518	2,734,935
†	Foxtons Group	449,642	1,965,399
	G4S	728,796	3,002,218
	GlaxoSmithKline	211,209	5,310,374
	Halma	293,200	2,687,975
	Hargreaves Lansdown	116,969	1,854,534
	Inchcape	150,120	1,482,220
	Intertek Group	89,300	4,782,267
†	Lloyds Banking Group	1,423,500	1,694,891
	National Grid	445,169	5,258,605
†	Partnership Assurance Group	409,500	2,731,311
†	Perform Group	388,894	3,524,424
†	Platform Acquisition Holdings	151,200	1,611,792

(continues)       37

Schedules of investments

Optimum International Fund

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock (continued)
United Kingdom (continued)
Rotork	74,740	$3,298,647
Tesco	1,125,886	6,545,364
Travis Perkins	110,300	2,946,722
Ultra Electronics Holdings	56,700	1,733,090
Unilever	144,725	5,626,947
Vodafone Group	1,393,650	4,891,468
William Hill	360,600	2,351,208
		117,132,041
United States – 0.35%
† Euronet Worldwide	47,937	1,907,893
		1,907,893
Total Common Stock
(cost $485,442,611)		541,199,053

ΔPreferred Stock – 0.00%
Germany – 0.00%
Volkswagen 2.01%	1	236
Total Preferred Stock
(cost $208)		236

ΔRight – 0.08%
United Kingdom – 0.08%
† Barclays	94,100	442,270
Total Right (cost $0)		442,270

ΔWarrant – 0.01%
United Kingdom – 0.01%
† Platform Acquisition Holdings
strike price $11.50,
expiration date 7/31/20	144,900	25,358
Total Warrant (cost $1,449)		25,358

	Principal
	Amount°
Short-Term Investments – 1.13%
≠Discount Notes – 0.53%
Federal Home Loan Bank
0.015% 10/2/13	935,021	935,021
0.025% 11/15/13	221,943	221,940
0.045% 10/18/13	188,172	188,171
0.052% 10/23/13	971,715	971,709
0.065% 11/6/13	563,311	563,305
		2,880,146
Repurchase Agreements – 0.15%
Bank of America 0.02% dated
9/30/13, to be repurchased
on 10/1/13, repurchase price
$378,648 (collateralized by
U.S. government obligations
0.00%-0.875% 6/26/14-1/31/17,
market value $386,221)	378,648	378,648
BNP Paribas 0.04% dated
9/30/13, to be repurchased
on 10/1/13, repurchase price
$452,353 (collateralized by
U.S. government obligations
2.875%-3.625% 3/31/18-
2/15/21, market value $461,400)	452,352	452,352
		831,000
≠U.S. Treasury Obligations – 0.45%
U.S. Treasury Bills
0.001% 10/17/13	770,611	770,604
0.015% 10/10/13	452,554	452,552
0.02% 12/19/13	826,542	826,524
0.028% 10/24/13	438,218	438,212
		2,487,892
Total Short-Term Investments
(cost $6,198,962)		6,199,038

Total Value of Securities Before Securities
Lending Collateral – 100.02%
(cost $491,643,230)		547,865,955

	Number of
	Shares
**Securities Lending Collateral – 3.51%
Investment Company
Delaware Investments
Collateral Fund No.1	19,213,155	19,213,155
Total Securities Lending Collateral
(cost $19,213,155)		19,213,155

■Total Value of Securities – 103.53%
(cost $510,856,385)		$567,079,110

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
*	Fully or partially on loan.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
■	Includes $18,421,888 of securities loaned.

The following foreign currency exchange contracts were outstanding at Sept. 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
CITI	AUD	678,000	USD	(618,247)	10/22/13	$13,320
CITI	CHF	(7,775,966)	USD	8,039,234	10/22/13	(560,271)
CITI	DKK	14,330,910	USD	(2,518,611)	10/22/13	81,361
CITI	EUR	(21,228,209)	USD	27,902,605	10/22/13	(817,636)
CITI	GBP	(13,267,386)	USD	20,274,955	10/22/13	(1,199,626)
CITI	HKD	101,298,713	USD	(13,063,491)	10/22/13	(2,099)
CITI	JPY	(2,386,229,979)	USD	24,084,055	10/22/13	(198,003)
CITI	MXN	(2,248,104)	USD	175,046	10/22/13	3,646
CITI	NOK	3,842,623	USD	(652,213)	10/22/13	(13,754)
CITI	SEK	(4,433,877)	USD	683,046	10/22/13	(6,479)
CITI	SGD	(544,140)	USD	429,490	10/22/13	(4,274)
CITI	ZAR	38,148,000	USD	(3,746,252)	10/22/13	37,222
JPMC	EUR	935,000	USD	(1,233,486)	10/22/13	31,501
MNB	AUD	(7,056,500)	USD	6,488,805	10/31/13	(80,251)
MNB	INR	(629,288)	USD	10,058	10/1/13	8
MNB	KRW	60,880,494	USD	(56,696)	10/1/13	(42)
MSC	AUD	(678,000)	USD	621,550	10/22/13	(10,019)
MSC	CHF	3,167,421	USD	(3,415,431)	10/22/13	87,447
MSC	EUR	(14,844,000)	USD	19,700,496	10/22/13	(382,369)
MSC	GBP	(3,730,000)	USD	5,794,419	10/22/13	(242,956)
MSC	HKD	4,531,000	USD	(584,416)	10/22/13	(192)
MSC	JPY	294,702,000	USD	(3,059,039)	10/22/13	(60,178)
MSC	NOK	(12,440,000)	USD	2,042,742	10/22/13	(24,189)
MSC	SEK	(35,556,000)	USD	5,409,393	10/22/13	(120,025)
						$(3,467,858)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
AUD — Australian Dollar
CHF — Swiss Franc
CITI — Citigroup Global Markets
DKK — Danish Krone
EUR — European Monetary Unit
HKD — Hong Kong Dollar
INR — Indian Rupee
GBP — British Pound Sterling
GDR — Global Depositary Receipt
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
NOK — Norwegian Krone
REIT — Real Estate Investment Trust
SGD — Singapore Dollar
SEK — Swedish Krona
USD — United States Dollar
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

(continues)       39

Schedules of investments

Optimum Large Cap Growth Fund
September 30, 2013 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
²Common Stock – 97.19%
Consumer Discretionary – 25.68%
†	Amazon.com	114,550	$35,812,912
†	AutoZone	10,200	4,311,846
	BorgWarner	33,900	3,437,121
	Cablevision Systems Class A	42,100	708,964
†	CarMax	71,500	3,465,605
	Carnival (United Kingdom)	55,791	1,890,175
	CBS Class B	87,800	4,843,048
†	Charter Communications Class A	12,100	1,630,596
†	Chipotle Mexican Grill	12,800	5,487,360
	Comcast Class A	159,200	7,187,880
	D.R. Horton	96,600	1,876,938
	Delphi Automotive
	(United Kingdom)	83,250	4,863,465
†	Discovery Communications
	Class C	32,300	2,523,276
	DISH Network Class A	72,400	3,258,724
	Disney (Walt)	48,300	3,114,867
†	Dollar General	24,000	1,355,040
†	Dollar Tree	25,900	1,480,444
†	Fossil Group	11,350	1,319,324
†	General Motors	123,250	4,433,302
	Harley-Davidson	29,500	1,895,080
	Home Depot	251,200	19,053,520
†	Jarden	52,250	2,528,900
	L Brands	39,550	2,416,505
†	Lamar Advertising Class A	56,450	2,654,844
	Las Vegas Sands	192,000	12,752,640
	Lennar Class A	55,100	1,950,540
	Lowe’s	282,100	13,430,781
†	Lululemon Athletica (Canada)	42,600	3,113,634
	Macy’s	106,400	4,603,928
	Marriott International Class A	37,480	1,576,409
	McDonald’s	54,800	5,272,308
†	MGM Resorts International	143,800	2,939,272
†	Michael Kors Holdings (China)
	(Hong Kong Exchange)	51,750	3,856,410
†	Netflix	16,400	5,071,044
†	News Class A	437	7,018
	NIKE Class B	71,200	5,171,968
†	Norwegian Cruise Line Holdings	25,550	788,218
	Prada	183,300	1,780,440
†	priceline.com	18,198	18,397,268
	PVH	38,000	4,510,220
	Ralph Lauren	29,900	4,925,427
	Ross Stores	36,800	2,679,040
	Starbucks	175,950	13,542,871
	Starwood Hotels &
	Resorts Worldwide	50,500	3,355,725
†	Tesla Motors	29,000	5,609,180
	Tiffany	20,350	1,559,217
	Tractor Supply	56,600	3,801,822
†	TripAdvisor	40,000	3,033,600
	Twenty-First Century Fox	101,750	3,408,625
†	Under Armour Class A	42,100	3,344,845
	Viacom Class B	107,750	9,005,745
	Wynn Macau	107,200	366,428
	Yum Brands	37,850	2,702,112
			264,106,471
Consumer Staples – 5.37%
	Anheuser-Busch InBev (Belgium)	14,533	1,441,640
	Beam	44,250	2,860,762
	Coca-Cola	79,100	2,996,308
	Costco Wholesale	32,800	3,775,936
	CVS Caremark	218,500	12,399,875
†	Green Mountain Coffee Roasters	33,900	2,553,687
†	Monster Beverage	31,700	1,656,325
	Nestle (Switzerland)	23,853	1,663,276
	PepsiCo	99,450	7,906,275
*	Pernod Ricard (France)	9,967	1,237,660
	Philip Morris International	62,100	5,377,239
	Procter & Gamble	66,050	4,992,719
	Whole Foods Market	89,500	5,235,750
	Xerox	108,450	1,115,951
			55,213,403
Energy – 5.09%
	Anadarko Petroleum	59,900	5,570,101
	Cabot Oil & Gas	70,600	2,634,792
†	Concho Resources	23,300	2,535,273
†	Denbury Resources	146,800	2,702,588
	EOG Resources	15,400	2,606,912
	EQT	28,400	2,519,648
†	FMC Technologies	47,300	2,621,366
	Halliburton	113,838	5,481,300
†	Laredo Petroleum Holdings	79,900	2,371,432
	National Oilwell Varco	35,750	2,792,433
	Pioneer Natural Resources	55,250	10,431,200
	Range Resources	54,300	4,120,827
	Schlumberger	32,700	2,889,372
†	Weatherford International	201,350	3,086,695
			52,363,939
Financials – 5.48%
†	Affiliated Managers Group	10,400	1,899,456
	American Express	93,500	7,061,120
	American Tower	137,500	10,192,875
	Bank of America	129,150	1,782,270
	Blackstone Group	191,200	4,758,968
	Citigroup	159,250	7,725,217
	Franklin Resources	58,500	2,957,175
†	IntercontinentalExchange	10,300	1,868,626
	Invesco	122,400	3,904,560
	JPMorgan Chase	25,150	1,300,004
	Morgan Stanley	251,000	6,764,450
	Prudential Financial	37,150	2,896,957
	TD Ameritrade Holding	56,500	1,479,170
	Zions Bancorp	66,350	1,819,317
			56,410,165

		Number of	Value
		Shares	(U.S. $)
²Common Stock (continued)
Healthcare – 12.18%
†	Actavis	57,900	$8,337,600
†	Alexion Pharmaceuticals	26,900	3,124,704
	Amgen	50,450	5,647,373
†	Biogen Idec	50,400	12,134,304
	Bristol-Myers Squibb	84,750	3,922,230
†	Celgene	38,300	5,895,519
	Covidien (Ireland)	42,200	2,571,668
†	Express Scripts	98,300	6,072,974
†	Gilead Sciences	381,350	23,964,034
†	IDEXX Laboratories	24,900	2,481,285
†	Insulet	55,300	2,004,072
	Lilly (Eli)	52,350	2,634,776
	McKesson	52,300	6,710,090
	Novo Nordisk Class B (Denmark)	13,144	2,226,085
	Pfizer	192,688	5,532,072
†	Pharmacyclics	37,000	5,121,540
†	Regeneron Pharmaceuticals	9,500	2,972,265
	Sanofi ADR	31,250	1,582,188
	Stryker	23,900	1,615,401
	Thermo Fisher Scientific	49,900	4,598,285
	UnitedHealth Group	85,200	6,101,172
	Universal Health Services Class B	14,350	1,076,107
†	Valeant Pharmaceuticals
	International (Canada)	44,700	4,663,551
	†Vertex Pharmaceuticals	56,650	4,295,203
			125,284,498
Industrials – 11.35%
	Boeing	119,300	14,017,750
	Chicago Bridge &
	Iron (Netherlands)	39,100	2,649,807
	Copa Holdings Class A (Panama)	12,200	1,691,774
	Cummins	5,250	697,568
	Danaher	205,500	14,245,260
	Delta Air Lines	136,550	3,221,214
	Eaton (Ireland)	54,952	3,782,896
	Fastenal	122,800	6,170,700
	Flowserve	24,700	1,541,033
	Grainger (W.W.)	5,700	1,491,747
	Honeywell International	71,050	5,899,992
	Hunt (J.B.) Transport Services	24,600	1,794,078
	Ingersoll-Rand (Ireland)	58,250	3,782,755
	Kansas City Southern	53,800	5,883,568
	Martin Marietta Materials	12,800	1,256,576
†	MRC Global	55,750	1,494,100
	Precision Castparts	47,700	10,839,348
†	Quanta Services	143,550	3,949,060
	Robert Half International	73,950	2,886,269
	Roper Industries	40,900	5,434,383
†	Terex	46,650	1,567,440
	Tyco International (Switzerland)	152,350	5,329,203
	Union Pacific	20,500	3,184,470
†	United Continental Holdings	73,600	2,260,256
	United Parcel Service Class B	71,600	6,542,092
†	United Rentals	21,900	1,276,551
†	WABCO Holdings	46,050	3,880,173
			116,770,063
Information Technology – 26.81%
†	Akamai Technologies	39,600	2,047,320
†	Alliance Data Systems	25,550	5,403,058
	Apple	75,100	35,803,925
	ASML Holding (Netherlands)	38,807	3,832,579
†	Baidu ADR	33,200	5,151,976
†	Cadence Design Systems	320,300	4,324,050
	Cisco Systems	110,000	2,576,200
†	Cognizant Technology
	Solutions Class A	48,100	3,949,972
†	Concur Technologies	16,400	1,812,200
†	Ctrip.com International ADR	58,800	3,435,684
†	eBay	372,300	20,770,617
†	Facebook Class A	327,750	16,466,160
†	Fiserv	19,600	1,980,580
†	Google Class A	51,200	44,846,592
	International Business Machines	42,000	7,777,560
†	Juniper Networks	97,800	1,942,308
†	Lam Research	75,950	3,887,880
†	LinkedIn Class A	25,500	6,274,530
	MasterCard Class A	28,450	19,140,591
†	Micron Technology	208,250	3,638,127
	Microsoft	217,950	7,259,914
	NAVER	3,608	1,869,196
†	NCR	29,800	1,180,378
†	NetSuite	16,700	1,802,598
†	NXP Semiconductor (Netherlands)	128,350	4,775,903
	QUALCOMM	158,050	10,646,248
†	Rackspace Hosting	19,400	1,023,544
†	Red Hat	60,400	2,786,856
†	Salesforce.com	208,500	10,823,235
	SanDisk	38,850	2,311,964
	SAP ADR	36,100	2,668,512
†	ServiceNow	49,600	2,576,720
	Tencent Holdings (China)
	(Hong Kong Exchange)	32,000	1,682,824
@=†	Twitter	7,812	190,222
	Visa Class A	113,600	21,708,960
†	VistaPrint	10,500	593,460
	Western Digital	14,800	938,320
†	Workday Class A	22,800	1,845,204
†	Yahoo	122,100	4,048,836
			275,794,803
Materials – 3.06%
	Celanese Class A	42,270	2,231,433
	Eastman Chemical	60,100	4,681,790
	Ecolab	59,500	5,876,220
	FMC	27,200	1,950,784

(continues)       41

Schedules of investments

Optimum Large Cap Growth Fund

	Number of	Value
	Shares	(U.S. $)
²Common Stock (continued)
Materials (continued)
PPG Industries	10,000	$1,670,600
Praxair	36,500	4,387,665
Rockwood Holdings	80,700	5,398,830
Sherwin-Williams	29,000	5,283,220
		31,480,542
Telecommunication Services – 2.17%
† Crown Castle International	182,200	13,306,066
† SBA Communications Class A	27,300	2,196,558
Softbank	30,000	2,083,637
Verizon Communications	101,350	4,728,991
		22,315,252
Total Common Stock
(cost $809,716,808)		999,739,136

Convertible Preferred Stock – 0.06%
@=† LivingSocial Series F	14,824	16,603
@=† Twitter Series A	20	487
@=† Twitter Series B	5,988	145,808
@=† Twitter Series C	1,619	39,422
@=† Twitter Series D	2,999	73,026
@=† Twitter Series F	1,022	24,886
@=† Twitter Series G-2	12,309	299,724
Total Convertible Preferred Stock
(cost $498,782)		599,956

	Principal
	Amount°
Short-Term Investments – 2.62%
≠Discount Notes – 0.91%
Federal Home Loan Bank
0.015% 10/2/13	2,586,186	2,586,186
0.025% 11/15/13	286,709	286,706
0.045% 10/18/13	1,795,700	1,795,691
0.048% 10/23/13	3,806,020	3,805,997
0.065% 11/6/13	893,459	893,450
		9,368,030
Repurchase Agreements – 0.91%
Bank of America 0.02% dated
9/30/13, to be repurchased
on 10/1/13, repurchase price
$4,244,864 (collateralized
by U.S. government
obligations 0.00%-0.875%
6/26/14-1/31/17,
market value $4,329,760)	4,244,862	4,244,862
BNP Paribas 0.04% dated
9/30/13, to be repurchased
on 10/1/13, repurchase price
$5,071,144 (collateralized
by U.S. government
obligations 2.875%-3.625%
3/31/18-2/15/21,
market value $5,172,562)	5,071,138	5,071,138
		9,316,000
≠U.S. Treasury Obligations – 0.80%
U.S. Treasury Bills
0.001% 10/17/13	1,240,178	1,240,167
0.015% 10/10/13	5,083,873	5,083,853
0.02% 12/19/13	610,249	610,235
0.028% 10/24/13	1,002,450	1,002,436
0.053% 11/14/13	305,962	305,954
		8,242,645
Total Short-Term Investments
(cost $26,926,486)		26,926,675

Total Value of Securities
Before Securities
Lending Collateral – 99.87%
(cost $837,142,076)		1,027,265,767

	Number of
	Shares
**Securities Lending Collateral – 0.00%
Investment Company
Delaware Investments
Collateral Fund No.1	21,566	21,566
Total Securities Lending Collateral
(cost $21,566)		21,566

■Total Value of Securities – 99.87%
(cost $837,163,642)		$1,027,287,333

²	Narrow industries are utilized for compliance purpose for diversification whereas broad sector are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
@	Illiquid security. At Sept. 30, 2013, the aggregate value of illiquid securities was $790,178, which represented 0.08% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2013, the aggregate value of fair valued securities was $790,178, which represented 0.08% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $20,849 of securities loaned.

The following foreign currency exchange contracts were outstanding at Sept. 30, 2013:[1]

Foreign Currency Exchange Contracts
						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	GBP	(55,291)	USD	88,642	10/1/13	$(868)
MNB	HKD	297,016	USD	(38,303)	10/2/13	(8)
MNB	HKD	478,663	USD	(61,729)	10/3/13	(13)
						$(889)

1See Note 6 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
GBP — British Pound Sterling
HKD — Hong Kong Dollar
MNB — Mellon National Bank
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

(continues)       43

Schedules of investments

Optimum Large Cap Value Fund
September 30, 2013 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 96.52%
Consumer Discretionary – 8.56%
	Advance Auto Parts	31,490	$2,603,593
	Coach	173,710	9,472,406
	Comcast Special Class A	107,520	4,663,142
	Delphi Automotive (United Kingdom)	62,910	3,675,202
	Disney (Walt)	110,910	7,152,586
†	General Motors	30,180	1,085,575
	Hasbro	57,300	2,701,122
	Johnson Controls	115,410	4,789,515
	Kohl’s	23,380	1,209,915
	McDonald’s	32,903	3,165,598
	Omnicom Group	87,790	5,569,398
	Staples	68,350	1,001,328
	Target	107,800	6,897,044
	TJX	269,847	15,216,672
	Viacom Class B	55,080	4,603,586
	Yum Brands	137,170	9,792,566
			83,599,248
Consumer Staples – 11.46%
	Altria Group	386,018	13,259,718
	Campbell Soup	216,307	8,805,858
	Coca-Cola Enterprises	43,550	1,751,146
	Colgate-Palmolive	198,502	11,771,169
	CVS Caremark	133,161	7,556,887
*	Danone (France)	59,614	4,488,561
	Diageo (United Kingdom)	256,362	8,149,089
	Dr Pepper Snapple Group	49,670	2,226,209
	General Mills	146,600	7,025,072
	Kellogg	24,660	1,448,282
	Lorillard	120,810	5,409,872
	Nestle (Switzerland)	112,538	7,847,304
	Philip Morris International	337,728	29,243,873
	Procter & Gamble	35,046	2,649,127
	Smucker (J.M.)	3,530	370,791
			112,002,958
Energy – 13.39%
	Apache	149,132	12,697,098
	Chevron	143,130	17,390,295
†	Continental Resources	94,612	10,148,083
	EOG Resources	13,302	2,251,763
	Exxon Mobil	226,949	19,526,692
	HollyFrontier	238,973	10,063,153
	Marathon Petroleum	175,469	11,286,166
	Murphy Oil	77,438	4,671,060
	Occidental Petroleum	77,690	7,267,123
	Patterson-UTI Energy	490,062	10,477,526
	RPC	712,427	11,021,246
†	Ultra Petroleum	682,727	14,043,694
			130,843,899
Financials – 21.88%
	ACE (Switzerland)	57,250	5,356,310
	AFLAC	239,169	14,826,086
	American Capital Agency	310,685	7,012,160
	Aon (United Kingdom)	67,200	5,002,368
	Apartment Investment & Management	365,983	10,225,565
	Bank of New York Mellon	226,936	6,851,198
	BlackRock	16,017	4,334,521
	CBOE Holdings	291,731	13,194,993
	Chubb	36,520	3,259,775
	Discover Financial Services	242,686	12,265,350
	Eaton Vance	264,180	10,258,109
	Federated Investors Class B	361,426	9,816,330
	Franklin Resources	87,126	4,404,219
	Goldman Sachs Group	63,281	10,011,687
	JPMorgan Chase	355,890	18,395,954
	McGraw Hill Financial	183,114	12,010,447
	MetLife	196,720	9,236,004
	Moody’s	41,940	2,949,640
	NASDAQ OMX Group	55,234	1,772,459
	PNC Financial Services Group	46,620	3,377,619
	Prudential Financial	79,730	6,217,345
	SLM	220,997	5,502,825
	State Street	71,430	4,696,523
	Travelers	82,700	7,010,479
	Waddell & Reed Financial Class A	229,790	11,829,589
	Wells Fargo	337,590	13,949,219
			213,766,774
Healthcare – 10.71%
	Abbott Laboratories	157,780	5,236,718
	AbbVie	39,300	1,757,889
	Baxter International	61,923	4,067,722
	Covidien (Ireland)	34,260	2,087,804
†	Endo Health Solutions	289,973	13,176,373
†	Express Scripts	65,610	4,053,386
	Johnson & Johnson	195,500	16,947,895
	Medtronic	104,680	5,574,210
	Merck	88,170	4,197,774
†	Mylan	285,170	10,884,939
	Pfizer	532,345	15,283,625
	Quest Diagnostics	34,370	2,123,722
	Roche Holding (Switzerland)	10,961	2,957,919
	St. Jude Medical	83,460	4,476,794
	Thermo Fisher Scientific	64,600	5,952,890
†	United Therapeutics	72,297	5,700,618
	Zoetis	4,710	146,575
			104,626,853
Industrials – 14.64%
	3M	79,525	9,496,080
	Canadian National Railway (Canada)	29,630	3,003,593
	Caterpillar	75,966	6,333,285
	Copa Holdings Class A (Panama)
	Class A	59,987	8,318,397
	Danaher	87,950	6,096,694
	Dun & Bradstreet	4,720	490,172
	Eaton (Ireland)	64,750	4,457,390

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
Honeywell International	110,010	$9,135,230
Illinois Tool Works	28,170	2,148,526
Joy Global	225,531	11,511,102
Landstar System	89,358	5,002,261
Lockheed Martin	217,929	27,796,844
Northrop Grumman	53,880	5,132,609
Pentair (Switzerland)	32,294	2,097,172
Rockwell Collins	64,483	4,375,816
Stanley Black & Decker	55,087	4,989,230
Tyco International (Switzerland)	143,800	5,030,124
United Parcel Service Class B	190,665	17,421,061
United Technologies	95,120	10,255,838
		143,091,424
Information Technology – 9.89%
Accenture Class A (Ireland)	136,850	10,077,634
Apple	27,665	13,189,289
Fidelity National Information Services	28,500	1,323,540
† Fiserv	25,710	2,597,996
Hewlett-Packard	38,090	799,128
Intel	125,360	2,873,251
International Business Machines	97,014	17,965,053
MasterCard Class A	7,717	5,191,843
Microsoft	321,237	10,700,404
Oracle	171,870	5,700,928
Western Digital	229,203	14,531,470
Western Union	628,487	11,727,567
		96,678,103
Materials – 3.96%
Air Products & Chemicals	33,040	3,521,073
CF Industries Holdings	43,183	9,104,272
† Crown Holdings	22,680	958,910
LyondellBasell Industries	76,596	5,609,125
NewMarket	31,459	9,057,361
PPG Industries	48,048	8,026,899
Southern Copper	71,659	1,951,991
Valspar	6,980	442,741
		38,672,372
Telecommunication Services – 1.69%
AT&T	208,680	7,057,558
Verizon Communications	72,210	3,369,319
Vodafone Group (United Kingdom)	1,734,117	6,086,448
		16,513,325
Utilities – 0.34%
Duke Energy	18,720	1,250,122
PPL	43,209	1,312,689
Public Service Enterprise Group	24,530	807,773
		3,370,584
Total Common Stock
(cost $720,127,944)		943,165,540

Convertible Preferred Stock – 0.05%
United Technologies 7.50%
exercise price $98.52,
expiration date 8/1/15	7,480	484,629
Total Convertible Preferred Stock
(cost $376,064)		484,629

	Principal
	Amount°
Short-Term Investments – 3.35%
≠Discount Notes – 0.29%
Federal Home Loan Bank
0.015% 10/2/13	55,499	55,499
0.025% 11/15/13	83,417	83,416
0.045% 10/18/13	434,158	434,156
0.052% 10/23/13	1,412,846	1,412,837
0.065% 11/6/13	823,464	823,456
		2,809,364
Repurchase Agreements – 2.75%
Bank of America 0.02% dated
9/30/13, to be repurchased
on 10/1/13, repurchase price
$12,269,371 (collateralized by
U.S. government obligations
0.00%-0.875%
6/26/14-1/31/17,
market value $12,514,754)	12,269,364	12,269,364
BNP Paribas 0.04% dated 9/30/13,
to be repurchased on 10/1/13,
repurchase price $14,657,652
(collateralized by 2.875%-
3.625% 3/31/18-2/15/21,
market value $14,950,792)	14,657,636	14,657,636
		26,927,000
≠U.S. Treasury Obligations – 0.31%
U.S. Treasury Bills
0.001% 10/17/13	359,821	359,818
0.015% 10/10/13	336,730	336,728
0.02% 12/19/13	467,071	467,061
0.028% 10/24/13	81,144	81,143
0.053% 11/14/13	1,750,308	1,750,260
		2,995,010
Total Short-Term Investments
(cost $32,731,213)		32,731,374

Total Value of Securities Before Securities
Lending Collateral – 99.92%
(cost $753,235,221)		976,381,543

(continues)       45

Schedules of investments

Optimum Large Cap Value Fund

	Number of	Value
	Shares	(U.S. $)
**Securities Lending Collateral – 0.00%
Investment Company
Delaware Investments Collateral
Fund No.1	24,522	$24,522
Total Securities Lending Collateral
(cost $24,522)		24,522

■Total Value of Securities – 99.92%
(cost $753,259,743)		$976,406,065

†Non income producing security.
*Fully or partially on loan.
°Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.
**See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
■Includes $23,416 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund
September 30, 2013 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 97.84%
Consumer Discretionary – 15.19%
†	Bally Technologies	61,000	$4,395,660
†	Bloomin’ Brands	94,330	2,227,131
†	Buffalo Wild Wings	13,768	1,531,277
	Choice Hotels International	49,000	2,116,310
	Dana Holdings	102,592	2,343,201
†	Deckers Outdoor	14,000	922,880
	Domino’s Pizza	27,000	1,834,650
	DSW Class A	22,700	1,936,764
†	Fiesta Restaurant Group	11,000	414,260
†	Five Below	28,080	1,228,500
†	Francesca’s Holdings	41,694	777,176
	GNC Holdings	43,000	2,349,090
†	Helen of Troy (Bermuda)	14,500	640,900
†	HomeAway	40,752	1,141,056
	HSN	36,676	1,966,567
†	iRobot	29,070	1,095,067
†	Jarden	30,000	1,452,000
	KAR Auction Services	28,000	789,880
†	Life Time Fitness	90,248	4,645,065
†	LKQ	90,000	2,867,400
†	Lumber Liquidators Holdings	10,332	1,101,908
†	Madden (Steven)	25,625	1,379,394
	Pier 1 Imports	205,401	4,009,428
	Pool	36,000	2,020,680
	PVH	22,000	2,611,180
†	Quiksilver	55,000	386,650
	Samsonite International	451,010	1,260,904
†	Select Comfort	37,000	900,950
†	Shutterfly	27,000	1,508,760
†	Shutterstock	31,052	2,258,101
†	Skechers U.S.A. Class A	61,423	1,910,870
†	Standard Pacific	148,324	1,173,243
†	Tenneco	40,752	2,057,976
†	Tuesday Morning	40,600	619,962
	Vail Resorts	27,000	1,873,260
	Williams-Sonoma	22,000	1,236,400
			62,984,500
Consumer Staples – 3.36%
	B&G Foods	25,000	863,750
	Casey’s General Stores	67,980	4,996,530
†	Chefs’ Warehouse	86,000	1,986,600
†	Elizabeth Arden	28,244	1,042,768
	Spectrum Brands Holdings	30,388	2,000,746
†	United Natural Foods	13,000	873,860
†	WhiteWave Foods	108,841	2,173,555
			13,937,809
Energy – 5.50%
†	Approach Resources	20,000	525,600
†	Atwood Oceanics	55,000	3,027,200
†	Carrizo Oil & Gas	7,877	293,891
†	Diamondback Energy	32,347	1,379,276
†	Dresser-Rand Group	11,000	686,400
†	FMC Technologies	22,000	1,219,240
†	Hornbeck Offshore Services	9,000	516,960
†	Laredo Petroleum Holdings	20,000	593,600
†	Matador Resources	2,366	38,637
†	Painted Pony Petroleum (Canada)	126,770	994,419
†	PDC Energy	41,587	2,476,090
*†	Real Goods Solar Class A	225,000	630,000
†	Rex Energy	69,090	1,540,707
†	Rosetta Resources	50,070	2,726,812
†	Rowan	31,000	1,138,320
	SemGroup Class A	21,853	1,246,058
	SM Energy	30,000	2,315,700
	Trican Well Service (Canada)	107,350	1,460,098
			22,809,008
Financials – 9.01%
	Allied World Assurance Company
	Holdings (Switzerland)	10,000	993,900
†	American Residential Properties	15,000	264,150
	Associated Banc-Corp	110,000	1,703,900
	Berkshire Hills Bancorp	17,500	439,425
†	Blackhawk Network Holdings	79,000	1,898,370
	City National	30,000	1,999,800
	CoreSite Realty	36,000	1,221,840
	Education Realty Trust	255,000	2,320,500
†	Enstar Group (Bermuda)	6,700	915,220
	Extra Space Storage	44,000	2,013,000
	Financial Engines	38,730	2,302,111
	First Busey	177,800	926,338
	First Commonwealth Financial	110,000	834,900
	Kennedy-Wilson Holdings	24,000	445,440
	Kite Realty Group Trust	245,000	1,452,850
	Lakeland Financial	40,000	1,306,000
	MB Financial	53,000	1,496,720
	Post Properties	46,000	2,070,920
	Ryman Hospitality Properties	30,000	1,035,300
	Sandy Spring Bancorp	43,000	1,000,180
	SEI Investments	79,000	2,441,890
	Simplicity Bancorp	54,674	850,181
†	St. Joe	50,000	981,000
	Summit Hotel Properties	144,000	1,323,360
†	SVB Financial Group	20,000	1,727,400
†	Virtus Investment Partners	6,130	996,983
†	WisdomTree Investments	90,952	1,055,953
†	World Acceptance	15,000	1,348,800
			37,366,431

(continues)       47

Schedules of investments

Optimum Small-Mid Cap Growth Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Healthcare – 14.73%
†	Acadia Healthcare	40,647	$1,602,711
†	Akorn	68,000	1,338,240
†	Algeta (Norway)	28,598	1,102,540
†	Allscripts Healthcare Solutions	156,000	2,319,720
†	Alnylam Pharmaceuticals	26,091	1,670,085
†	Ariad Pharmaceuticals	59,000	1,085,600
†	BioMarin Pharmaceutical	15,816	1,142,232
†	Cepheid	65,900	2,572,736
*†	Coronado Biosciences	30,000	210,600
†	Covance	26,840	2,320,586
†	Cubist Pharmaceuticals	27,588	1,753,217
†	DexCom	61,639	1,740,069
†	Envision Healthcare Holdings	73,900	1,923,617
*†	Exelixis	139,740	813,287
	HealthSouth	37,000	1,275,760
†	HeartWare International	17,571	1,286,373
†	Hyperion Therapeutics	22,638	591,531
†	ImmunoGen	58,740	999,755
†	Incyte	27,230	1,038,825
†	Insulet	46,575	1,687,878
†	InterMune	22,000	338,140
†	Ironwood Pharmaceuticals	60,684	719,105
†	Medicines	38,240	1,281,805
†	Mednax	22,000	2,208,800
†	Mettler-Toledo International	20,000	4,801,800
†	NPS Pharmaceuticals	129,781	4,128,334
†	Ophthotech	4,864	144,509
†	Pacira Pharmaceuticals	22,071	1,061,394
	Patterson	51,000	2,050,200
†	Salix Pharmaceuticals	27,380	1,831,174
†	Sarepta Therapeutics	19,000	897,370
†	Seattle Genetics	95,443	4,183,267
†	Sirona Dental Systems	38,000	2,543,340
†	Synageva BioPharma	38,900	2,462,759
†	Team Health Holdings	40,681	1,543,437
†	TESARO	15,500	600,470
†	WellCare Health Plans	26,126	1,822,027
			61,093,293
Industrials – 24.19%
	Acorn Energy	81,362	480,036
	Acuity Brands	42,120	3,875,882
@	Altra Holdings	85,137	2,291,037
	AMETEK	105,000	4,832,100
	Apogee Enterprises	50,840	1,508,931
	Applied Industrial Technologies	41,165	2,119,998
†	Armstrong World Industries	51,760	2,844,730
†	Avis Budget Group	131,316	3,785,840
	Briggs & Stratton	85,780	1,725,894
†	CAI International	53,000	1,233,310
†	Chart Industries	4,000	492,160
	Chicago Bridge & Iron (Netherlands)	29,000	1,965,330
	Con-way	49,345	2,126,276
†	DigitalGlobe	58,160	1,839,019
	Donaldson	97,800	3,729,114
	ESCO Technologies	64,200	2,133,366
	Forward Air	24,000	968,400
	Generac Holdings	78,651	3,353,679
†	H&E Equipment Services	17,742	471,228
†	HD Supply Holdings	70,518	1,549,280
	HEICO Class A	50,000	2,507,000
†	Hertz Global Holdings	56,500	1,252,040
†	II-VI	90,000	1,693,800
†	Imax (Canada)	69,598	2,104,644
	Interface	90,000	1,785,600
	Kennametal	41,000	1,869,600
†	Kirby	16,000	1,384,800
	Knoll	65,000	1,101,100
	McGrath RentCorp	31,000	1,106,700
†	Middleby	10,000	2,089,100
†	Moog Class A	78,998	4,634,813
†	MRC Global	40,000	1,072,000
	Nordson	70,000	5,154,099
†	Old Dominion Freight Line	45,276	2,082,243
†	On Assignment	45,240	1,492,920
†	Oshkosh	22,000	1,077,560
†	Owens Corning	72,503	2,753,664
†	Performant Financial	29,100	317,772
†	Polypore International	33,910	1,389,293
†	RPX	33,692	590,621
†	Rush Enterprises Class A	57,000	1,511,070
†	Spirit Airlines	66,522	2,279,709
†	Taylor Morrison Home Class A	82,731	1,873,857
†	Teledyne Technologies	20,480	1,739,366
*	Textainer Group Holdings (Bermuda)	36,000	1,363,320
†	Thermon Group Holdings	20,000	462,200
	Toro	35,000	1,902,250
†	TrueBlue	85,296	2,047,957
†	WageWorks	52,748	2,661,137
†	WESCO International	48,060	3,678,032
			100,303,877
Information Technology – 22.35%
†	Acxiom	43,630	1,238,656
	Amphenol Class A	28,400	2,197,592
*†	Angie’s List	108,808	2,448,180
†	ANSYS	36,000	3,114,720
†	Atmel	155,000	1,153,200
†	Bankrate	108,900	2,240,073
†	Cadence Design Systems	206,086	2,782,161
†	Concur Technologies	25,869	2,858,525
†	Constant Contact	40,700	964,183
†	Cornerstone OnDemand	23,024	1,184,355
†	CoStar Group	15,646	2,626,963
†	Dealertrack Technologies	48,017	2,057,048
†	Demandware	36,080	1,671,586
†	E2open	23,000	515,200

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Information Technology (continued)
†	Exa	55,000	$851,950
†	ExlService Holdings	80,000	2,278,400
†	FleetMatics Group (Ireland)	76,024	2,854,701
	Heartland Payment Systems	55,756	2,214,628
†	Hittite Microwave	10,000	653,500
	IAC/InterActiveCorp	50,730	2,773,409
†	Imperva	12,150	510,543
†	Infinera	60,000	678,600
†	Informatica	42,000	1,636,740
	IPG Photonics	41,000	2,308,710
†	Ixia	94,000	1,472,980
†	Lattice Semiconductor	347,674	1,550,626
†	Liquidity Services	20,000	671,200
†	Marketo	26,149	833,630
	MAXIMUS	32,443	1,461,233
†	MICROS Systems	27,000	1,348,380
†	NETGEAR	19,000	586,340
†	ON Semiconductor	103,000	751,900
†	OpenTable	8,100	566,838
†	Pandora Media	61,639	1,548,988
†	PTC	64,570	1,835,725
†	RealPage	45,000	1,042,200
†	Rogers	43,928	2,612,837
†	ServiceNow	27,785	1,443,431
†	ServiceSource International	106,011	1,280,613
†	Splunk	15,581	935,483
†	SPS Commerce	38,000	2,542,960
†	Stamps.com	32,178	1,477,936
†	Stratasys	10,000	1,012,600
†	SunEdison	160,772	1,281,353
†	Telogis	185,242	366,983
†	Trulia	52,875	2,486,711
†	Tyler Technologies	13,281	1,161,689
†	Ultratech	63,978	1,938,533
†	Verint Systems	55,110	2,042,377
†	Virtusa	118,790	3,452,037
†	Web.com Group	144,260	4,665,368
†	WEX	21,031	1,845,470
†	WNS Holdings ADR	219,150	4,650,363
			92,680,407
Materials – 1.97%
†	Caesarstone Sdot-Yam (Israel)	39,443	1,801,756
†	Headwaters	148,662	1,336,471
	KapStone Paper & Packaging	81,827	3,502,196
	Methanex (Canada)	29,453	1,510,055
			8,150,478
Telecommunication Services – 1.54%
*†	Boingo Wireless	75,000	525,000
†	CalAmp	34,000	599,420
†	SBA Communications Class A	27,000	2,172,420
†	tw telecom Class A	104,000	3,105,960
			6,402,800
Total Common Stock
	(cost $289,733,577)		405,728,603

Preferred Stock – 0.35%
=†	Mobileye Series F2	25,929	904,922
†	Telogis	252,269	555,295
Total Preferred Stock
	(cost $1,460,217)		1,460,217

		Principal
		Amount°
Short-Term Investments – 1.66%
≠Discount Notes – 0.67%
	Federal Home Loan Bank
	0.015% 10/2/13	919,642	919,642
	0.025% 11/15/13	144,622	144,620
	0.045% 10/18/13	116,256	116,255
	0.056% 10/23/13	817,485	817,480
	0.065% 11/6/13	762,010	762,002
			2,759,999
Repurchase Agreements – 0.24%
	Bank of America 0.02% dated
	9/30/13, to be repurchased
	on 10/1/13, repurchase price
	$455,197 (collateralized
	by U.S. government
	obligations 0.00%-0.875%
	6/26/14-1/31/17,
	market value $464,301)	455,197	455,197
	BNP Paribas 0.04% dated
	9/30/13, to be repurchased
	on 10/1/13, repurchase price
	$543,804 (collateralized
	by U.S. government
	obligations 2.875%-3.625%
	3/31/18-2/15/21,
	market value $554,679)	543,803	543,803
			999,000
≠U.S. Treasury Obligations – 0.75%
	U.S. Treasury Bills
	0.001% 10/17/13	474,122	474,118
	0.015% 10/10/13	534,051	534,049
	0.02% 12/19/13	450,484	450,474
	0.053% 11/14/13	1,667,573	1,667,528
			3,126,169
Total Short-Term Investments
	(cost $6,885,030)		6,885,168

Total Value of Securities Before Securities
	Lending Collateral – 99.85%
	(cost $298,078,824)		414,073,988
(continues)       49

Schedules of investments

Optimum Small-Mid Cap Growth Fund

	Number of	Value
	Shares	(U.S. $)
**Securities Lending Collateral – 0.20%
Investment Company
Delaware Investments
Collateral Fund No. 1	837,669	$837,669
Total Securities Lending Collateral
(cost $837,669)		837,669

■Total Value of Securities – 100.05%
(cost $298,916,493)		$414,911,657

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At Sept. 30, 2013, the aggregate value of illiquid securities was $2,291,037, which represented 0.55% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2013, the aggregate value of fair valued securities was $904,922, which represented 0.22% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
**	See Note 6 in “Notes to financial statements“ for additional information on securitiess lending collateral.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $843,434 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund
September 30, 2013 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
²Common Stock – 91.61%
Consumer Discretionary – 13.46%
	Advance Auto Parts	33,300	$2,753,244
†	AMC Networks Class A	20,300	1,390,144
†	Ascena Retail Group	127,000	2,531,110
	bebe stores	378,881	2,307,385
	Callaway Golf	412,860	2,939,563
†	Crocs	199,800	2,719,278
	Family Dollar Stores	18,600	1,339,572
	Finish Line Class A	83,000	2,064,210
	Foot Locker	32,600	1,106,444
	Garmin (Switzerland)	68,700	3,104,553
†	Genesco	12,000	786,960
	Hooker Furniture	153,694	2,297,725
†	Jos A Bank Clothiers	35,102	1,543,084
†	LeapFrog Enterprises	317,700	2,992,734
	Lear	37,100	2,655,247
†	Life Time Fitness	53,400	2,748,498
	PETsMART	17,100	1,304,046
	Ruth’s Hospitality Group	192,553	2,283,679
	Signet Jewelers (Bermuda)	19,400	1,390,010
	Spartan Motors	497,538	3,020,056
	Staples	249,000	3,647,850
	Thor Industries	23,500	1,363,940
	Tupperware Brands	28,500	2,461,545
†	Winnebago Industries	128,628	3,339,183
			54,090,060
Consumer Staples – 0.97%
	Dr Pepper Snapple Group	30,200	1,353,564
	Sanderson Farms	39,000	2,544,360
			3,897,924
Energy – 4.29%
†	Approach Resources	46,700	1,227,276
†	Cloud Peak Energy	54,200	795,114
	CONSOL Energy	69,400	2,335,310
†	Evolution Petroleum	99,471	1,120,043
	Gulf Island Fabrication	94,875	2,325,386
*†	Newpark Resources	268,403	3,397,982
†	PDC Energy	23,700	1,411,098
†	Rex Energy	112,400	2,506,520
†	Vaalco Energy	378,903	2,114,279
			17,233,008
Financials – 9.81%
	Alexandria Real Estate Equities	37,692	2,406,634
	Aspen Insurance Holdings (Bermuda)	7,400	268,546
	BankUnited	84,500	2,635,555
	City Holding	69,979	3,025,892
	Comerica	30,100	1,183,231
	DiamondRock Hospitality	127,700	1,362,559
	Digital Realty Trust	34,900	1,853,190
	Dime Community Bancshares	186,626	3,107,323
	East West Bancorp	42,900	1,370,655
	First Financial Bancorp	125,100	1,897,767
†	Hallmark Financial Services	263,778	2,339,711
	HCC Insurance Holdings	29,400	1,288,308
	Horace Mann Educators	85,876	2,437,161
	Inland Real Estate	180,300	1,844,469
	Lazard Class A (Bermuda)	25,400	914,908
	Potlatch	48,903	1,940,471
	PrivateBancorp	106,400	2,276,960
†	SVB Financial Group	31,900	2,755,203
	Wintrust Financial	64,900	2,665,443
	XL Group (Ireland)	60,000	1,849,200
			39,423,186
Healthcare – 2.06%
†	Cambrex	14,701	194,053
†	CareFusion	73,700	2,719,530
†	Hologic	132,100	2,727,865
†	Mednax	26,300	2,640,520
			8,281,968
Industrials – 30.67%
	AAON	96,696	2,568,246
†	ACCO Brands	337,200	2,239,008
	Acuity Brands	34,000	3,128,680
†	Aegion	63,000	1,494,990
	Albany International	52,600	1,886,762
	AMETEK	52,875	2,433,308
	Apogee Enterprises	49,200	1,460,256
	Avery Dennison	70,000	3,046,400
†	B/E Aerospace	35,600	2,627,992
†	Boise Cascade	73,400	1,978,130
	Brady Class A	53,300	1,625,650
	Carlisle	43,300	3,043,557
†	Clean Harbors	45,500	2,669,030
†	Colfax	58,500	3,304,665
	Crane	33,300	2,053,611
†	Diana Shipping (Greece)	275,100	3,320,457
	Dover	48,700	4,374,721
	Encore Wire	71,039	2,801,778
	Ennis	147,790	2,666,132
	Equifax	45,297	2,711,025
†	Federal Signal	168,000	2,162,160
†	Foster Wheeler (Switzerland)	110,100	2,900,034
	FreightCar America	58,741	1,214,764
	Graham	103,760	3,748,849
	Granite Construction	102,171	3,126,433
	Griffon	53,300	668,382
	Harsco	55,000	1,369,500
	Houston Wire & Cable	188,200	2,535,054
	Hubbell Class B	42,700	4,472,398
	IDEX	27,700	1,807,425
	Ingersoll-Rand (Ireland)	30,000	1,948,200
	Joy Global	15,000	765,600
	Kennametal	88,600	4,040,160
	Knoll	192,224	3,256,275
	ManpowerGroup	28,200	2,051,268

(continues)       51

Schedules of investments

Optimum Small-Mid Cap Value Fund

		Number of	Value
		Shares	(U.S. $)
²Common Stock (continued)
Industrials (continued)
†	McDermott International	60,500	$449,515
	McGrath RentCorp	87,476	3,122,893
	Primoris Services	51,900	1,321,893
	Robert Half International	30,800	1,202,124
†	Rush Enterprises Class A	57,300	1,519,023
	Stanley Black & Decker	41,000	3,713,370
	TAL International Group	25,900	1,210,307
	Tennant	27,176	1,684,912
	Timken	77,900	4,705,160
†	Trex	27,700	1,371,981
	Trinity Industries	34,300	1,555,505
†	TrueBlue	171,300	4,112,913
	Tyco International (Switzerland)	28,400	993,432
	US Ecology	90,282	2,720,197
	Watts Water Technologies Class A	48,801	2,750,912
†	WESCO International	42,800	3,275,484
			123,210,521
Information Technology – 17.31%
†	Advanced Energy Industries	144,925	2,539,086
	Amdocs	23,800	872,032
†	AVG Technologies (Netherlands)	115,100	2,755,494
	Broadridge Financial Solutions	86,100	2,733,675
	Brooks Automation	175,500	1,633,905
†	CACI International Class A	19,000	1,313,090
†	Checkpoint Systems	116,600	1,947,220
†	Digi International	100,000	1,001,000
†	Diodes	23,000	563,500
†	Fairchild Semiconductor International	214,000	2,972,460
†	Flextronics International (Singapore)	477,700	4,342,293
	FLIR Systems	86,700	2,722,380
	Global Payments	27,800	1,420,024
	Harris	27,100	1,607,030
	Henry (Jack) & Associates	26,200	1,352,182
	IAC/InterActiveCorp	23,900	1,306,613
	Infineon Technologies (Germany)	100,000	1,002,231
†	Ingram Micro Class A	98,000	2,258,900
*	j2 Global	52,600	2,604,752
†	KEMET	200,000	836,000
†	Lam Research	25,900	1,325,821
†	LTX-Credence	205,300	1,350,874
	Methode Electronics	189,605	5,308,936
	Micrel	294,111	2,679,351
†	Plexus	129,914	4,832,801
†	Rudolph Technologies	239,342	2,728,499
†	ScanSource	93,581	3,237,903
†	Synaptics	74,625	3,304,395
*†	Teradyne	136,100	2,248,372
†	Unisys	136,287	3,433,070
†	VASCO Data Security International	165,685	1,307,255
			69,541,144
Materials – 12.30%
	Ashland	29,700	2,746,656
	Cabot	44,000	1,879,240
	Carpenter Technology	62,000	3,602,820
	Celanese Class A	45,000	2,375,550
†	Chemtura	85,000	1,954,150
	Eastman Chemical	46,600	3,630,140
	Fuller (H.B.)	38,000	1,717,220
	KMG Chemicals	134,740	2,962,933
†	Landec	224,734	2,741,755
	Minerals Technologies	67,800	3,347,286
*†	Molycorp	110,000	721,600
	Olympic Steel	66,988	1,860,927
†	Owens-Illinois	97,000	2,911,940
	Packaging Corp of America	22,500	1,284,525
	PolyOne	119,000	3,654,490
	Rock-Tenn Class A	26,900	2,724,163
	Rockwood Holdings	51,000	3,411,900
	Sealed Air	104,500	2,841,355
	Sonoco Products	77,600	3,021,744
			49,390,394
Telecommunication Services – 0.60%
†	Vonage Holdings	767,600	2,410,264
			2,410,264
Utilities – 0.14%
	Questar	24,300	546,507
			546,507
Total Common Stock
	(cost $271,569,322)		368,024,976

		Principal
		Amount°
Short-Term Investments – 8.96%
≠Discount Notes – 3.08%
	Federal Home Loan Bank
	0.015% 10/2/13	2,738,865	2,738,865
	0.025% 11/15/13	636,616	636,607
	0.045% 10/18/13	1,795,387	1,795,378
	0.051% 10/23/13	4,927,436	4,927,407
	0.065% 11/6/13	2,276,879	2,276,856
			12,375,113
Repurchase Agreements – 2.24%
	Bank of America 0.02% dated
	9/30/13, to be repurchased
	on 10/1/13, repurchase price
	$4,093,132 (collateralized
	by U.S. government
	obligations 0.00%-0.875%
	6/26/14-1/31/17,
	market value $4,174,993)	4,093,129	4,093,129

	Principal	Value
	Amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.04% dated
9/30/13, to be repurchased
on 10/1/13, repurchase price
$4,889,876 (collateralized
by U.S. government
obligations 2.875%-3.625%
3/31/18-2/15/21,
market value $4,987,669)	4,889,871	$4,889,871
		8,983,000
≠U.S. Treasury Obligations – 3.64%
U.S. Treasury Bills
0.001% 10/17/13	2,389,046	2,389,025
0.015% 10/10/13	2,333,991	2,333,981
0.02% 12/19/13	2,790,861	2,790,800
0.028% 10/24/13	1,305,009	1,304,991
0.053% 11/14/13	5,808,602	5,808,445
		14,627,242
Total Short-Term Investments
(cost $35,984,804)		35,985,355

Total Value of Securities Before Securities
Lending Collateral – 100.57%
(cost $307,554,126)		404,010,331

	Number of
	Shares
**Securities Lending Collateral – 0.29%
Investment Company
Delaware Investments
Collateral Fund No. 1	1,145,854	1,145,854
Total Securities Lending Collateral
(cost $1,145,854)		1,145,854

■Total Value of Securities – 100.86%
(cost $308,699,980)		$405,156,185

²	Narrrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $1,086,462 of securities loaned.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Optimum Fund Trust
September 30, 2013 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Assets:
Investments, at value[1]	$1,556,303,280	$541,666,917	$1,000,339,092	$943,650,169	$407,188,820	$368,024,976
Short-term investments, at value	169,921,548	6,199,038	26,926,675	32,731,374	6,885,168	35,985,355
Short-term investments held as collateral
for loaned securities, at value	1,638,500	19,213,155	21,566	24,522	837,669	1,145,854
Cash	2,011,606	—	163,786	221,462	60,650	286,362
Cash collateral for derivatives	4,227,137	3,400,000	—	—	—	—
Foreign currencies, at value	4,759,814	694,011	—	8,671	—	16,234
Receivable for securities sold	34,143,491	389,050	9,114,552	1,713,971	1,829,640	3,721,245
Dividends and interest receivable	11,088,937	1,098,905	444,053	1,649,246	97,155	265,424
Receivables for fund shares sold	3,473,212	973,763	1,620,284	1,618,607	779,197	765,494
Unrealized gain on interest rate
swap contracts	952,733	—	—	—	—	—
Upfront payments paid on
credit default swap contracts	948,963	—	—	—	—	—
Unrealized gain of foreign
currency exchange contracts	763,821	254,505	—	—	—	—
Unrealized gain on credit default
swap contracts	179,433	—	—	—	—	—
Upfront payments paid on
interest rate swap contracts	125,609	—	—	—	—	—
Variation margin receivable on
futures contracts	104,798	—	—	—	—	—
Annual protection receipts on
credit default swap contracts	90,181	—	—	—	—	—
Securities lending income receivable	2,304	27,147	568	892	9,308	4,266
Other assets	854	—	—	—	133	—
Total assets	1,790,736,221	573,916,491	1,038,630,576	981,618,914	417,687,740	410,215,210

Liabilities:
Cash overdraft	—	51,845	—	—	—	—
Reverse repurchase agreement payable	43,124,875	—	—	—	—	—
Securities sold short, at value	2,177,976	—	—	—	—	—
Payables for securities purchased	192,587,078	1,545,100	7,107,509	1,776,780	914,531	6,146,883
Payables for fund shares redeemed	1,838,811	912,729	1,677,466	1,533,050	710,016	701,153
Unrealized loss on credit default swap contracts	1,780,044	—	—	—	—	—
Obligation to return securities lending collateral	1,638,500	19,213,155	21,566	24,522	837,669	1,145,854
Unrealized loss on interest rate swap contracts	1,594,310	—	—	—	—	—
Unrealized loss of foreign currency
exchange contracts	1,236,295	3,722,363	889	58	—	—
Upfront payments received on credit
default swap contracts	689,229	—	—	—	—	—
Investment management fees payable	630,124	343,624	610,715	547,035	277,063	258,980
Other affiliates payable	467,924	174,424	316,185	304,031	131,726	127,209
Other accrued expenses	295,155	154,283	146,337	175,140	105,973	94,114
Upfront payments received on
interest rate swap contracts	168,828	—	—	—	—	—
Distribution fees payable	136,067	31,492	111,952	105,067	20,407	18,565
Options written, at value	115,003	—	—	—	—	—
Trustees fees payable	37,559	13,049	25,014	23,947	10,095	9,778
Interest payable for reverse
repurchase agreements	8,139	—	—	—	—	—
Income distributions payable	4,465	1,373	2,606	12	—	59
Total liabilities	248,530,382	26,163,437	10,020,239	4,489,642	3,007,480	8,502,595

Total Net Assets	$1,542,205,839	$547,753,054	$1,028,610,337	$977,129,272	$414,680,260	$401,712,615

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investments, at cost	$1,552,793,888	$485,444,268	$810,215,590	$750,504,008	$291,193,794	$271,569,322
Short-term investments, at cost	169,918,052	6,198,962	26,926,486	32,731,213	6,885,030	35,984,804
Short-term investments held as collateral for
loaned securities, at cost	1,638,500	19,213,155	21,566	24,522	837,669	1,145,854
Securities sold short, at cost	(2,172,657)	—	—	—	—	—
Options written, at cost	(191,360)	—	—	—	—	—
Foreign currencies, at cost	4,723,145	691,853	—	8,670	—	—
[1]Including securities on loan	1,577,602	18,421,888	20,849	23,416	843,434	1,086,462

Net Assets Consist of:
Paid-in capital	$1,547,559,673	$542,153,773	$764,829,658	$862,342,266	$282,682,067	$291,057,486
Undistributed (distributions in excess of)
net investment income	15,307,447	3,863,364	(1,577,517)	4,718,721	(2,686,065)	(575,373)
Undistributed (accumulated)
net realized gain (loss) on investments	(22,689,659)	(51,042,812)	75,234,218	(113,116,612)	18,689,094	14,773,731
Net unrealized appreciation
of investments and derivatives	2,028,378	52,778,729	190,123,978	223,184,897	115,995,164	96,456,771
Total Net Assets	$1,542,205,839	$547,753,054	$1,028,610,337	$977,129,272	$414,680,260	$401,712,615

Net Asset Value

Class A
Net assets	$40,911,042	$10,547,529	$37,252,310	$34,309,050	$7,111,744	$5,947,343
Shares of beneficial interest outstanding,
unlimited authorization, no par	4,333,762	890,875	2,319,018	2,493,927	464,703	417,408
Net asset value per share	$9.44	$11.84	$16.06	$13.76	$15.30	$14.25
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset
value per share/(1 - sales charge)	$9.88	$12.56	$17.04	$14.60	$16.23	$15.12

Class B
Net assets	$759,587	$299,361	$1,094,965	$993,681	$194,669	$162,988
Shares of beneficial interest outstanding,
unlimited authorization, no par	80,595	25,763	72,933	72,973	13,695	12,330
Net asset value per share	$9.42	$11.62	$15.01	$13.62	$14.21	$13.22

Class C
Net assets	$153,245,513	$35,139,764	$122,918,231	$114,260,990	$22,476,485	$20,613,316
Shares of beneficial interest outstanding,
unlimited authorization, no par	16,275,484	3,031,448	8,188,485	8,394,823	1,588,794	1,567,615
Net asset value per share	$9.42	$11.59	$15.01	$13.61	$14.15	$13.15

Institutional Class
Net assets	$1,347,289,697	$501,766,400	$867,344,831	$827,565,551	$384,897,362	$374,988,968
Shares of beneficial interest outstanding,
unlimited authorization, no par	142,594,940	42,049,741	52,274,191	59,987,038	24,164,102	25,312,790
Net asset value per share	$9.45	$11.93	$16.59	$13.80	$15.93	$14.81

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Optimum Fund Trust
Six Months Ended September 30, 2013 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investment Income:
Interest	$24,482,558	$2,102	$4,155	$5,326	$2,151	$7,482
Dividends	363,995	10,119,091	4,945,783	11,123,683	1,172,590	2,098,842
Securities lending income	11,887	224,721	5,298	10,122	36,260	18,250
Foreign tax withheld	(14,123)	(733,133)	(49,589)	(47,957)	(6,236)	—
	24,844,317	9,612,781	4,905,647	11,091,174	1,204,765	2,124,574

Expenses:
Management fees	4,208,383	1,984,074	3,572,973	3,341,234	2,076,430	1,882,301
Dividend disbursing and transfer agent fees and expenses	1,943,571	769,059	1,288,255	1,273,610	624,757	618,160
Administration expenses	1,062,248	419,283	726,377	717,543	311,465	305,926
Distribution expenses – Class A	71,293	17,544	62,157	59,413	10,975	8,966
Distribution expenses – Class B	5,329	1,900	6,667	6,468	1,191	1,063
Distribution expenses – Class C	769,958	167,942	594,313	571,766	107,710	101,718
Accounting fees	293,955	100,257	183,376	180,868	72,987	71,690
Trustees’ fees	83,010	30,629	52,275	52,380	20,509	19,970
Reports and statements to shareholders	70,311	22,260	44,251	41,996	15,053	15,378
Registration fees	63,003	40,183	46,384	42,839	39,713	34,098
Professional fees	60,893	29,506	37,804	36,722	21,174	21,296
Custodian fees	60,138	141,391	14,250	11,591	9,737	2,184
Pricing fees	31,782	2,998	1,492	723	1,243	852
Insurance	20,085	4,589	12,054	11,608	5,198	5,005
Other	15,014	3,503	6,343	7,088	3,721	4,409
Tax services	—	24,054	248	71	189	225
Interest expense	2,201	—	—	—	—	—
	8,761,174	3,759,172	6,649,219	6,355,920	3,322,052	3,093,241
Less fees waived	(311,455)	(15,611)	(65,632)	(52,265)	(422,170)	(386,969)
Less waived distribution expenses – Class B	(1,173)	(1,168)	—	—	(893)	(798)
Less expense paid indirectly	(195)	(196)	(208)	(208)	(205)	(207)
Total operating expenses	8,448,351	3,742,197	6,583,379	6,303,447	2,898,784	2,705,267
Net Investment Income (Loss)	16,395,966	5,870,584	(1,677,732)	4,787,727	(1,694,019)	(580,693)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(16,650,359)	7,819,146	81,821,032	23,236,970	19,603,220	15,312,514
Foreign capital gain taxes paid on investments	(53,545)	—	—	—	—	—
Foreign currencies	(2,696,057)	122,120	(71,488)	(5,424)	(3,053)	—
Foreign currency exchange contracts	(878,828)	(37,777)	128,290	7,273	2,442	—
Futures contracts	6,930,820	—	—	—	—	—
Options written	595,248	—	—	—	—	—
Swap contracts	(7,287,733)	—	—	—	—	—
Net realized gain (loss)	(20,040,454)	7,903,489	81,877,834	23,238,819	19,602,609	15,312,514
Net change in unrealized appreciation
(depreciation) of:
Investments	(43,957,622)	32,693,893	33,549,780	33,944,616	32,198,976	25,734,450
Foreign currencies	132,737	6,270	(2,636)	14,714	—	852
Foreign currency exchange contracts	(892,630)	(4,598,252)	(889)	—	(9)	—
Futures contracts	1,323,727	—	—	—	—	—
Options written	22,287	—	—	—	—	—
Swap contracts	(2,373,228)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(45,744,729)	28,101,911	33,546,255	33,959,330	32,198,967	25,735,302

Net Realized and Unrealized Gain (Loss)	(65,785,183)	36,005,400	115,424,089	57,198,149	51,801,576	41,047,816

Net Increase (Decrease) in Net Assets
Resulting from Operations	$(49,389,217)	$41,875,984	$113,746,357	$61,985,876	$50,107,557	$40,467,123

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/13	3/31/13	9/30/13	3/31/13
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$16,395,966	$34,100,193	$5,870,584	$6,798,963
Net realized gain (loss)	(20,040,454)	21,996,568	7,903,489	(3,421,873)
Net change in unrealized appreciation (depreciation)	(45,744,729)	15,766,766	28,101,911	24,944,422
Net increase (decrease) in net assets resulting from operations	(49,389,217)	71,863,527	41,875,984	28,321,512

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(234,110)	(705,869)	(51,263)	(221,995)
Class B	(4,855)	(18,326)	(1,587)	(14,640)
Class C	(638,178)	(1,734,659)	(128,193)	(604,569)
Institutional Class	(8,900,554)	(24,459,033)	(2,757,869)	(7,542,985)

Net realized gain:
Class A	(117,055)	(885,521)	—	—
Class B	(3,398)	(47,372)	—	—
Class C	(446,725)	(3,438,394)	—	—
Institutional Class	(3,834,085)	(24,939,659)	—	—
	(14,178,960)	(56,228,833)	(2,938,912)	(8,384,189)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,613,054	6,614,929	961,087	1,218,380
Class B	51,360	296,046	9,379	848
Class C	15,918,883	21,603,340	2,729,777	2,704,519
Institutional Class	228,364,591	409,166,594	72,952,774	196,255,415

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	334,596	1,505,154	50,122	216,582
Class B	7,483	60,765	1,503	13,932
Class C	1,060,612	5,073,086	125,973	593,528
Institutional Class	12,462,080	48,185,066	2,720,570	7,407,070
	262,812,659	492,504,980	79,551,185	208,410,274

Cost of shares redeemed:
Class A	(3,532,768)	(8,123,561)	(774,038)	(1,675,759)
Class B	(453,532)	(2,263,772)	(155,452)	(743,674)
Class C	(12,689,188)	(27,829,130)	(2,263,554)	(5,840,722)
Institutional Class	(135,658,316)	(187,677,528)	(35,829,636)	(47,790,686)
	(152,333,804)	(225,893,991)	(39,022,680)	(56,050,841)
Increase in net assets derived from capital share transactions	110,478,855	266,610,989	40,528,505	152,359,433
Net Increase in Net Assets	46,910,678	282,245,683	79,465,577	172,296,756

Net Assets:
Beginning of period	1,495,295,161	1,213,049,478	468,287,477	295,990,721
End of period	$1,542,205,839	$1,495,295,161	$547,753,054	$468,287,477

Undistributed net investment income	$15,307,447	$8,689,178	$3,863,364	$931,692

See accompanying notes, which are an integral part of the financial statements.

(continues)       57

Statements of changes in net assets

Optimum Fund Trust

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/13	3/31/13	9/30/13	3/31/13
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,677,732)	$2,380,496	$4,787,727	$13,156,132
Net realized gain	81,877,834	81,753,995	23,238,819	31,574,106
Net change in unrealized appreciation (depreciation)	33,546,255	(18,234,555)	33,959,330	55,356,045
Net increase in net assets resulting from operations	113,746,357	65,899,936	61,985,876	100,086,283

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(14,343)	(45,403)	(732,104)
Class B	—	—	—	(32,069)
Class C	—	—	—	(1,492,048)
Institutional Class	(149,730)	(1,935,816)	(1,682,351)	(19,050,268)
Net realized gain on investments
Class A	(593,424)	—	—	—
Class B	(25,737)	—	—	—
Class C	(2,132,099)	—	—	—
Institutional Class	(12,777,002)	—	—	—
	(15,677,992)	(1,950,159)	(1,727,754)	(21,306,489)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,133,186	3,617,845	2,010,233	3,489,269
Class B	—	—	—	8,398
Class C	5,711,948	8,431,034	5,505,616	8,322,880
Institutional Class	113,361,718	153,435,556	112,185,895	153,379,757

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	583,758	13,990	44,443	715,995
Class B	24,643	—	—	30,412
Class C	2,113,610	—	—	1,465,095
Institutional Class	12,761,117	1,902,244	1,658,854	18,733,067
	136,689,980	167,400,669	121,405,041	186,144,873

Cost of shares redeemed:
Class A	(3,259,025)	(6,020,536)	(2,919,144)	(5,615,546)
Class B	(507,564)	(2,257,306)	(522,503)	(2,218,584)
Class C	(11,691,019)	(20,960,355)	(10,197,012)	(20,042,010)
Institutional Class	(69,665,483)	(131,987,000)	(67,906,607)	(124,035,542)
	(85,123,091)	(161,225,197)	(81,545,266)	(151,911,682)
Increase in net assets derived from capital share transactions	51,566,889	6,175,472	39,859,775	34,233,191
Net Increase in Net Assets	149,635,254	70,125,249	100,117,897	113,012,985

Net Assets:
Beginning of period	878,975,083	808,849,834	877,011,375	763,998,390
End of period	$1,028,610,337	$878,975,083	$977,129,272	$877,011,375

Undistributed (distributions in excess of) net investment income	$(1,577,517)	$249,945	$4,718,721	$1,658,748

See accompanying notes, which are an integral part of the financial statements.

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/13	3/31/13	9/30/13	3/31/13
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,694,019)	$(1,174,663)	$(580,693)	$216,629
Net realized gain	19,602,609	26,724,572	15,312,514	31,057,975
Net change in unrealized appreciation (depreciation)	32,198,967	18,388,786	25,735,302	14,876,101
Net increase in net assets resulting from operations	50,107,557	43,938,695	40,467,123	46,150,705

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	—	—	(92,035)	(129,104)

Net realized gain:
Class A	(371,207)	(142,744)	(387,207)	(180,540)
Class B	(15,376)	(12,682)	(16,719)	(16,448)
Class C	(1,283,349)	(527,248)	(1,470,933)	(711,537)
Institutional Class	(18,479,761)	(7,805,533)	(22,041,260)	(10,877,947)
	(20,149,693)	(8,488,207)	(24,008,154)	(11,915,576)

Capital Share Transactions:
Proceeds from shares sold:
Class A	501,904	733,570	307,243	621,539
Class C	1,089,063	1,452,841	762,623	1,369,455
Institutional Class	50,375,268	77,287,163	50,240,509	77,146,866

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	366,829	140,773	379,986	176,797
Class B	14,935	12,323	15,711	15,664
Class C	1,273,564	522,531	1,454,592	702,460
Institutional Class	18,236,051	7,690,684	21,844,092	10,840,542
	71,857,614	87,839,885	75,004,756	90,873,323

Cost of shares redeemed:
Class A	(676,099)	(1,009,965)	(684,843)	(940,201)
Class B	(97,204)	(422,410)	(95,133)	(436,293)
Class C	(2,255,646)	(3,717,995)	(2,296,173)	(3,525,201)
Institutional Class	(33,144,080)	(118,385,259)	(31,437,864)	(112,192,164)
	(36,173,029)	(123,535,629)	(34,514,013)	(117,093,859)
Increase (decrease) in net assets derived from capital share transactions	35,684,585	(35,695,744)	40,490,743	(26,220,536)
Net Increase (decrease) in Net Assets	65,642,449	(245,256)	56,949,712	8,014,593

Net Assets:
Beginning of period	349,037,811	349,283,067	344,762,903	336,748,310
End of period	$414,680,260	$349,037,811	$401,712,615	$344,762,903

Undistributed (distribution in excess of) net investment income	$(2,686,065)	$(992,046)	$(575,373)	$97,355

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$9.850	$9.710	$9.550	$9.290	$7.750	$8.930

Income (loss) from investment operations:
Net investment income[2]	0.092	0.225	0.293	0.391	0.661	0.449
Net realized and unrealized gain (loss)	(0.418)	0.302	0.338	0.247	1.482	(1.140)
Total from investment operations	(0.326)	0.527	0.631	0.638	2.143	(0.691)

Less dividends and distributions from:
Net investment income	(0.056)	(0.172)	(0.342)	(0.378)	(0.603)	(0.462)
Net realized gain	(0.028)	(0.215)	(0.129)	—	—	(0.027)
Total dividends and distributions	(0.084)	(0.387)	(0.471)	(0.378)	(0.603)	(0.489)

Net asset value, end of period	$9.440	$9.850	$9.710	$9.550	$9.290	$7.750

Total return[3]	(3.32% )	5.47%	6.71%	7.01%	28.24%	(7.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,911	$41,210	$40,620	$39,758	$40,808	$39,299
Ratio of expenses to average net assets	1.35%	1.35%	1.35%	1.35%	1.31%	1.24%
Ratio of expenses to average net assets
prior to fees waived	1.39%	1.40%	1.44%	1.46%	1.48%	1.47%
Ratio of net investment income to average net assets	1.92%	2.27%	3.01%	4.10%	7.49%	5.38%
Ratio of net investment income to average net assets
prior to fees waived	1.88%	2.22%	2.92%	3.99%	7.32%	5.15%
Portfolio turnover	145%	208%	211%	273%	134%	158%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$9.840	$9.700	$9.540	$9.280	$7.750	$8.930

Income (loss) from investment operations:
Net investment income[2]	0.071	0.161	0.229	0.328	0.604	0.395
Net realized and unrealized gain (loss)	(0.423)	0.302	0.340	0.248	1.486	(1.140)
Total from investment operations	(0.352)	0.463	0.569	0.576	2.090	(0.745)

Less dividends and distributions from:
Net investment income	(0.040)	(0.108)	(0.280)	(0.316)	(0.560)	(0.408)
Net realized gain	(0.028)	(0.215)	(0.129)	—	—	(0.027)
Total dividends and distributions	(0.068)	(0.323)	(0.409)	(0.316)	(0.560)	(0.435)

Net asset value, end of period	$9.420	$9.840	$9.700	$9.540	$9.280	$7.750

Total return[3]	(3.59% )	4.69%	6.15%	6.32%	27.51%	(8.42% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$760	$1,203	$3,056	$4,714	$5,587	$5,483
Ratio of expenses to average net assets	1.78%	2.00%	2.00%	2.00%	1.96%	1.89%
Ratio of expenses to average net assets
prior to fees waived	2.04%	2.05%	2.09%	2.11%	2.13%	2.12%
Ratio of net investment income to average net assets	1.49%	1.62%	2.36%	3.45%	6.84%	4.73%
Ratio of net investment income to average net assets
prior to fees waived	1.23%	1.57%	2.27%	3.34%	6.67%	4.50%
Portfolio turnover	145%	208%	211%	273%	134%	158%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       61

Financial highlights

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$9.840	$9.710	$9.540	$9.280	$7.760	$8.940

Income (loss) from investment operations:
Net investment income[2]	0.061	0.161	0.229	0.329	0.604	0.395
Net realized and unrealized gain (loss)	(0.413)	0.292	0.350	0.247	1.476	(1.140)
Total from investment operations	(0.352)	0.453	0.579	0.576	2.080	(0.745)

Less dividends and distributions from:
Net investment income	(0.040)	(0.108)	(0.280)	(0.316)	(0.560)	(0.408)
Net realized gain	(0.028)	(0.215)	(0.129)	—	—	(0.027)
Total dividends and distributions	(0.068)	(0.323)	(0.409)	(0.316)	(0.560)	(0.435)

Net asset value, end of period	$9.420	$9.840	$9.710	$9.540	$9.280	$7.760

Total return[3]	(3.59% )	4.69%	6.15%	6.32%	27.34%	(8.41% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$153,245	$155,728	$154,778	$159,759	$170,214	$157,185
Ratio of expenses to average net assets	2.00%	2.00%	2.00%	2.00%	1.96%	1.89%
Ratio of expenses to average net assets
prior to fees waived	2.04%	2.05%	2.09%	2.11%	2.13%	2.12%
Ratio of net investment income to average net assets	1.27%	1.62%	2.36%	3.45%	6.84%	4.73%
Ratio of net investment income to average net assets
prior to fees waived	1.23%	1.57%	2.27%	3.34%	6.67%	4.50%
Portfolio turnover	145%	208%	211%	273%	134%	158%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$9.850	$9.710	$9.550	$9.290	$7.740	$8.920

Income (loss) from investment operations:
Net investment income[2]	0.109	0.260	0.327	0.424	0.692	0.479
Net realized and unrealized gain (loss)	(0.416)	0.301	0.338	0.247	1.484	(1.141)
Total from investment operations	(0.307)	0.561	0.665	0.671	2.176	(0.662)

Less dividends and distributions from:
Net investment income	(0.065)	(0.206)	(0.376)	(0.411)	(0.626)	(0.491)
Net realized gain	(0.028)	(0.215)	(0.129)	—	—	(0.027)
Total dividends and distributions	(0.093)	(0.421)	(0.505)	(0.411)	(0.626)	(0.518)

Net asset value, end of period	$9.450	$9.850	$9.710	$9.550	$9.290	$7.740

Total return[3]	(3.13% )	5.72%	7.20%	7.39%	28.73%	(7.51% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,347,290	$1,297,154	$1,014,595	$791,984	$579,694	$434,285
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.00%	0.96%	0.89%
Ratio of expenses to average net assets
prior to fees waived	1.04%	1.05%	1.09%	1.11%	1.13%	1.12%
Ratio of net investment income to average net assets	2.27%	2.62%	3.36%	4.45%	7.84%	5.73%
Ratio of net investment income to average net assets
prior to fees waived	2.23%	2.57%	3.27%	4.34%	7.67%	5.50%
Portfolio turnover	145%	208%	211%	273%	134%	158%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       63

Financial highlights

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$10.970	$10.420	$11.200	$10.340	$7.010	$13.840

Income (loss) from investment operations:
Net investment income[2]	0.116	0.185	0.192	0.129	0.124	0.280
Net realized and unrealized gain (loss)	0.813	0.620	(0.790)	0.887	3.366	(6.557)
Total from investment operations	0.929	0.805	(0.598)	1.016	3.490	(6.277)

Less dividends and distributions from:
Net investment income	(0.059)	(0.255)	(0.182)	(0.156)	(0.160)	(0.326)
Net realized gain	—	—	—	—	—	(0.227)
Total dividends and distributions	(0.059)	(0.255)	(0.182)	(0.156)	(0.160)	(0.553)

Net asset value, end of period	$11.840	$10.970	$10.420	$11.200	$10.340	$7.010

Total return[3]	8.40%	8.10%	(5.30% )	10.19%	50.29%	(46.64% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,548	$9,553	$9,318	$11,189	$12,082	$9,578
Ratio of expenses to average net assets	1.74%	1.75%	1.75%	1.75%	1.75%	1.77%
Ratio of expenses to average net assets
prior to fees waived	1.75%	1.84%	1.84%	1.88%	1.94%	1.86%
Ratio of net investment income to average net assets	2.02%	1.81%	1.84%	1.26%	1.30%	2.66%
Ratio of net investment income to average net assets
prior to fees waived	2.01%	1.72%	1.75%	1.13%	1.11%	2.57%
Portfolio turnover	47%	70%	50%	95%	91%	58%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$10.760	$10.220	$10.940	$10.100	$6.880	$13.580

Income (loss) from investment operations:
Net investment income[2]	0.112	0.115	0.122	0.061	0.064	0.213
Net realized and unrealized gain (loss)	0.791	0.617	(0.773)	0.875	3.304	(6.436)
Total from investment operations	0.903	0.732	(0.651)	0.936	3.368	(6.223)

Less dividends and distributions from:
Net investment income	(0.043)	(0.192)	(0.069)	(0.096)	(0.148)	(0.250)
Net realized gain	—	—	—	—	—	(0.227)
Total dividends and distributions	(0.043)	(0.192)	(0.069)	(0.096)	(0.148)	(0.477)

Net asset value, end of period	$11.620	$10.760	$10.220	$10.940	$10.100	$6.880

Total return[3]	8.42%	7.38%	(5.94% )	9.49%	49.42%	(47.02% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$299	$412	$1,139	$1,868	$2,243	$1,764
Ratio of expenses to average net assets	1.78%	2.40%	2.40%	2.40%	2.40%	2.42%
Ratio of expenses to average net assets
prior to fees waived	2.40%	2.49%	2.49%	2.53%	2.59%	2.51%
Ratio of net investment income to average net assets	1.98%	1.16%	1.19%	0.61%	0.65%	2.01%
Ratio of net investment income to average net assets
prior to fees waived	1.36%	1.07%	1.10%	0.48%	0.46%	1.92%
Portfolio turnover	47%	70%	50%	95%	91%	58%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       65

Financial highlights

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$10.760	$10.230	$10.950	$10.100	$6.890	$13.590

Income (loss) from investment operations:
Net investment income[2]	0.077	0.116	0.122	0.061	0.064	0.213
Net realized and unrealized gain (loss)	0.796	0.606	(0.773)	0.885	3.294	(6.436)
Total from investment operations	0.873	0.722	(0.651)	0.946	3.358	(6.223)

Less dividends and distributions from:
Net investment income	(0.043)	(0.192)	(0.069)	(0.096)	(0.148)	(0.250)
Net realized gain	—	—	—	—	—	(0.227)
Total dividends and distributions	(0.043)	(0.192)	(0.069)	(0.096)	(0.148)	(0.477)

Net asset value, end of period	$11.590	$10.760	$10.230	$10.950	$10.100	$6.890

Total return[3]	8.04%	7.37%	(5.94% )	9.59%	49.20%	(46.98% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,140	$32,064	$32,995	$39,762	$43,260	$34,520
Ratio of expenses to average net assets	2.39%	2.40%	2.40%	2.40%	2.40%	2.42%
Ratio of expenses to average net assets
prior to fees waived	2.40%	2.49%	2.49%	2.53%	2.59%	2.51%
Ratio of net investment income to average net assets	1.37%	1.16%	1.19%	0.61%	0.65%	2.01%
Ratio of net investment income to average net assets
prior to fees waived	1.36%	1.07%	1.10%	0.48%	0.46%	1.92%
Portfolio turnover	47%	70%	50%	95%	91%	58%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$11.050	$10.490	$11.300	$10.430	$7.050	$13.940

Income (loss) from investment operations:
Net investment income[2]	0.137	0.223	0.229	0.168	0.157	0.317
Net realized and unrealized gain (loss)	0.812	0.627	(0.793)	0.887	3.393	(6.611)
Total from investment operations	0.949	0.850	(0.564)	1.055	3.550	(6.294)

Less dividends and distributions from:
Net investment income	(0.069)	(0.290)	(0.246)	(0.185)	(0.170)	(0.369)
Net realized gain	—	—	—	—	—	(0.227)
Total dividends and distributions	(0.069)	(0.290)	(0.246)	(0.185)	(0.170)	(0.596)

Net asset value, end of period	$11.930	$11.050	$10.490	$11.300	$10.430	$7.050

Total return[3]	8.63%	8.41%	(4.93% )	10.55%	50.88%	(46.49% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$501,766	$426,258	$252,539	$226,512	$146,156	$79,430
Ratio of expenses to average net assets	1.39%	1.40%	1.40%	1.40%	1.40%	1.42%
Ratio of expenses to average net assets
prior to fees waived	1.40%	1.49%	1.49%	1.53%	1.59%	1.51%
Ratio of net investment income to average net assets	2.37%	2.16%	2.19%	1.61%	1.65%	3.01%
Ratio of net investment income to average net assets
prior to fees waived	2.36%	2.07%	2.10%	1.48%	1.46%	2.92%
Portfolio turnover	47%	70%	50%	95%	91%	58%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       67

Financial highlights

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12		3/31/11		3/31/10		3/31/09
	(Unaudited)
Net asset value, beginning of period	$14.530	$13.480	$12.430		$10.640		$6.990		$11.220

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.043)	0.014	(0.040)		(0.062)		(0.025)		(0.001)
Net realized and unrealized gain (loss)	1.829	1.042	1.090		1.852		3.675		(4.229)
Total from investment operations	1.786	1.056	1.050		1.790		3.650		(4.230)

Less dividends and distributions from:
Net investment income	—	(0.006)	—		—		—		—
Net realized gain	(0.256)	—	—		—		—		—
Total dividends and distributions	(0.256)	(0.006)	—		—		—		—

Net asset value, end of period	$16.060	$14.530	$13.480		$12.430		$10.640		$6.990

Total return[3]	12.53%	7.76%	8.45%		16.82%		52.22%		(37.70% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,252	$34,182	$34,170		$35,359		$36,288		$28,347
Ratio of expenses to average net assets	1.60%	1.60%	1.61%		1.61%		1.61%		1.61%
Ratio of expenses to average net assets
prior to fees waived	1.61%	1.63%	1.64%		1.64%		1.66%		1.64%
Ratio of net investment income (loss) to average net assets	(0.57% )	0.10%	(0.34%	)	(0.57%	)	(0.28%	)	(0.01% )
Ratio of net investment income (loss) to average net assets
prior to fees waived	(0.58% )	0.07%	(0.37%	)	(0.60%	)	(0.33%	)	(0.04% )
Portfolio turnover	62%	102%	89%		117%		145%		164%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13		3/31/12		3/31/11		3/31/10		3/31/09
	(Unaudited)
Net asset value, beginning of period	$13.630	$12.730		$11.820		$10.180		$6.730		$10.870

Income (loss) from investment operations:
Net investment loss[2]	(0.086)	(0.068)		(0.112)		(0.127)		(0.081)		(0.059)
Net realized and unrealized gain (loss)	1.722	0.968		1.022		1.767		3.531		(4.081)
Total from investment operations	1.636	0.900		0.910		1.640		3.450		(4.140)

Less dividends and distributions from:
Net realized gain	(0.256)	—		—		—		—		—
Total dividends and distributions	(0.256)	—		—		—		—		—

Net asset value, end of period	$15.010	$13.630		$12.730		$11.820		$10.180		$6.730

Total return[3]	12.17%	7.07%		7.70%		16.11%		51.26%		(38.09% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,095	$1,447		$3,628		$5,381		$6,135		$4,780
Ratio of expenses to average net assets	2.25%	2.25%		2.26%		2.26%		2.26%		2.26%
Ratio of expenses to average net assets
prior to fees waived	2.26%	2.28%		2.29%		2.29%		2.31%		2.29%
Ratio of net investment loss to average net assets	(1.22% )	(0.55%	)	(0.99%	)	(1.22%	)	(0.93%	)	(0.66% )
Ratio of net investment loss to average net assets
prior to fees waived	(1.23% )	(0.58%	)	(1.02%	)	(1.25%	)	(0.98%	)	(0.69% )
Portfolio turnover	62%	102%		89%		117%		145%		164%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       69

Financial highlights

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13		3/31/12		3/31/11		3/31/10		3/31/09
	(Unaudited)
Net asset value, beginning of period	$13.630	$12.720		$11.820		$10.180		$6.730		$10.870

Income (loss) from investment operations:
Net investment loss[2]	(0.086)	(0.069)		(0.112)		(0.127)		(0.081)		(0.059)
Net realized and unrealized gain (loss)	1.722	0.979		1.012		1.767		3.531		(4.081)
Total from investment operations	1.636	0.910		0.900		1.640		3.450		(4.140)

Less dividends and distributions from:
Net realized gain	(0.256)	—		—		—		—		—
Total dividends and distributions	(0.256)	—		—		—		—		—

Net asset value, end of period	$15.010	$13.630		$12.720		$11.820		$10.180		$6.730

Total return[3]	12.17%	7.15%		7.61%		16.11%		51.26%		(38.09% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$122,918	$115,242		$120,183		$128,256		$132,242		$102,233
Ratio of expenses to average net assets	2.25%	2.25%		2.26%		2.26%		2.26%		2.26%
Ratio of expenses to average net assets
prior to fees waived	2.26%	2.28%		2.29%		2.29%		2.31%		2.29%
Ratio of net investment loss to average net assets	(1.22% )	(0.55%	)	(0.99%	)	(1.22%	)	(0.93%	)	(0.66% )
Ratio of net investment loss to average net assets
prior to fees waived	(1.23% )	(0.58%	)	(1.02%	)	(1.25%	)	(0.98%	)	(0.69% )
Portfolio turnover	62%	102%		89%		117%		145%		164%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12		3/31/11		3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$14.970	$13.880	$12.760		$10.880		$7.130	$11.410

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.017)	0.062	0.002		(0.025)		0.007	0.032
Net realized and unrealized gain (loss)	1.896	1.068	1.118		1.905		3.758	(4.312)
Total from investment operations	1.879	1.130	1.120		1.880		3.765	(4.280)

Less dividends and distributions from:
Net investment income	(0.003)	(0.040)	—		—		(0.015)	—
Net realized gain	(0.256)	—	—		—		—	—
Total dividends and distributions	(0.259)	(0.040)	—		—		(0.015)	—

Net asset value, end of period	$16.590	$14.970	$13.880		$12.760		$10.880	$7.130

Total return[3]	12.71%	8.25%	8.78%		17.28%		52.87%	(37.51% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$867,345	$728,104	$650,869		$587,141		$532,282	$402,574
Ratio of expenses to average net assets	1.25%	1.25%	1.26%		1.26%		1.26%	1.26%
Ratio of expenses to average net assets
prior to fees waived	1.26%	1.28%	1.29%		1.29%		1.31%	1.29%
Ratio of net investment income (loss) to average net assets	(0.22% )	0.45%	0.01%		(0.22%	)	0.07%	0.34%
Ratio of net investment income (loss) to average net assets
prior to fees waived	(0.23% )	0.42%	(0.02%	)	(0.25%	)	0.02%	0.31%
Portfolio turnover	62%	102%	89%		117%		145%	164%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       71

Financial highlights

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$12.900	$11.750	$11.060	$9.830	$6.710	$11.170

Income (loss) from investment operations:
Net investment income[2]	0.054	0.173	0.133	0.075	0.118	0.165
Net realized and unrealized gain (loss)	0.824	1.259	0.635	1.274	3.181	(4.453)
Total from investment operations	0.878	1.432	0.768	1.349	3.299	(4.288)

Less dividends and distributions from:
Net investment income	(0.018)	(0.282)	(0.078)	(0.119)	(0.179)	(0.029)
Net realized gain	—	—	—	—	—	(0.143)
Total dividends and distributions	(0.018)	(0.282)	(0.078)	(0.119)	(0.179)	(0.172)

Net asset value, end of period	$13.760	$12.900	$11.750	$11.060	$9.830	$6.710

Total return[3]	6.89%	12.48%	7.01%	14.00%	49.92%	(38.97% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,309	$32,995	$31,478	$33,892	$34,167	$26,901
Ratio of expenses to average net assets	1.56%	1.57%	1.57%	1.59%	1.58%	1.54%
Ratio of expenses to average net assets
prior to fees waived	1.57%	1.59%	1.60%	1.61%	1.62%	1.60%
Ratio of net investment income to average net assets	0.81%	1.48%	1.25%	0.77%	1.38%	1.82%
Ratio of net investment income to average net assets
prior to fees waived	0.80%	1.46%	1.22%	0.75%	1.34%	1.76%
Portfolio turnover	20%	49%	57%	82%	28%	37%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$12.790	$11.600	$10.930	$9.720	$6.630	$11.090

Income (loss) from investment operations:
Net investment income[2]	0.011	0.095	0.063	0.012	0.063	0.106
Net realized and unrealized gain (loss)	0.819	1.255	0.622	1.262	3.147	(4.413)
Total from investment operations	0.830	1.350	0.685	1.274	3.210	(4.307)

Less dividends and distributions from:
Net investment income	—	(0.160)	(0.015)	(0.064)	(0.120)	(0.010)
Net realized gain	—	—	—	—	—	(0.143)
Total dividends and distributions	—	(0.160)	(0.015)	(0.064)	(0.120)	(0.153)

Net asset value, end of period	$13.620	$12.790	$11.600	$10.930	$9.720	$6.630

Total return[3]	6.49%	11.84%	6.28%	13.25%	48.92%	(39.37% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$994	$1,425	$3,478	$5,135	$5,943	$4,664
Ratio of expenses to average net assets	2.21%	2.22%	2.22%	2.24%	2.23%	2.19%
Ratio of expenses to average net assets
prior to fees waived	2.22%	2.24%	2.25%	2.26%	2.27%	2.25%
Ratio of net investment income to average net assets	0.16%	0.83%	0.60%	0.12%	0.73%	1.17%
Ratio of net investment income to average net assets
prior to fees waived	0.15%	0.81%	0.57%	0.10%	0.69%	1.11%
Portfolio turnover	20%	49%	57%	82%	28%	37%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       73

Financial highlights

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$12.780	$11.590	$10.930	$9.710	$6.630	$11.080

Income (loss) from investment operations:
Net investment income[2]	0.011	0.096	0.063	0.012	0.063	0.106
Net realized and unrealized gain (loss)	0.819	1.254	0.612	1.272	3.137	(4.403)
Total from investment operations	0.830	1.350	0.675	1.284	3.200	(4.297)

Less dividends and distributions from:
Net investment income	—	(0.160)	(0.015)	(0.064)	(0.120)	(0.010)
Net realized gain	—	—	—	—	—	(0.143)
Total dividends and distributions	—	(0.160)	(0.015)	(0.064)	(0.120)	(0.153)

Net asset value, end of period	$13.610	$12.780	$11.590	$10.930	$9.710	$6.630

Total return[3]	6.49%	11.85%	6.19%	13.37%	48.76%	(39.31% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$114,261	$111,806	$111,557	$119,899	$125,961	$98,881
Ratio of expenses to average net assets	2.21%	2.22%	2.22%	2.24%	2.23%	2.19%
Ratio of expenses to average net assets
prior to fees waived	2.22%	2.24%	2.25%	2.26%	2.27%	2.25%
Ratio of net investment income to average net assets	0.16%	0.83%	0.60%	0.12%	0.73%	1.17%
Ratio of net investment income to average net assets
prior to fees waived	0.15%	0.81%	0.57%	0.10%	0.69%	1.11%
Portfolio turnover	20%	49%	57%	82%	28%	37%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$12.920	$11.800	$11.110	$9.870	$6.740	$11.190

Income (loss) from investment operations:
Net investment income[2]	0.078	0.214	0.171	0.110	0.148	0.197
Net realized and unrealized gain (loss)	0.831	1.255	0.631	1.279	3.193	(4.465)
Total from investment operations	0.909	1.469	0.802	1.389	3.341	(4.268)

Less dividends and distributions from:
Net investment income	(0.029)	(0.349)	(0.112)	(0.149)	(0.211)	(0.039)
Net realized gain	—	—	—	—	—	(0.143)
Total dividends and distributions	(0.029)	(0.349)	(0.112)	(0.149)	(0.211)	(0.182)

Net asset value, end of period	$13.800	$12.920	$11.800	$11.110	$9.870	$6.740

Total return[3]	7.04%	12.92%	7.32%	14.42%	50.47%	(38.76% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$827,565	$730,785	$617,485	$550,313	$480,762	$358,559
Ratio of expenses to average net assets	1.21%	1.22%	1.22%	1.24%	1.23%	1.19%
Ratio of expenses to average net assets
prior to fees waived	1.22%	1.24%	1.25%	1.26%	1.27%	1.25%
Ratio of net investment income to average net assets	1.16%	1.83%	1.60%	1.12%	1.73%	2.17%
Ratio of net investment income to average net assets
prior to fees waived	1.15%	1.81%	1.57%	1.10%	1.69%	2.11%
Portfolio turnover	20%	49%	57%	82%	28%	37%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       75

Financial highlights

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11		3/31/10		3/31/09
	(Unaudited)
Net asset value, beginning of period	$14.260	$13.000	$13.900	$11.150		$6.760		$11.280

Income (loss) from investment operations:
Net investment loss[2]	(0.084)	(0.079)	(0.169)	(0.149)		(0.123)		(0.092)
Net realized and unrealized gain (loss)	1.952	1.653	0.064	2.899		4.513		(4.428)
Total from investment operations	1.868	1.574	(0.105)	2.750		4.390		(4.520)

Less dividends and distributions from:
Net realized gain	(0.828)	(0.314)	(0.795)	—		—		—
Total dividends and distributions	(0.828)	(0.314)	(0.795)	—		—		—

Net asset value, end of period	$15.300	$14.260	$13.000	$13.900		$11.150		$6.760

Total return[3]	13.82%	12.50%	0.33%	24.66%		64.94%		(40.07% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,112	$6,415	$5,989	$6,866		$6,736		$4,814
Ratio of expenses to average net assets	1.80%	1.86%	1.90%	1.90%		1.90%		1.90%
Ratio of expenses to average net assets
prior to fees waived	2.02%	2.05%	2.06%	2.07%		2.10%		2.26%
Ratio of net investment loss to average net assets	(1.16% )	(0.62% )	(1.34% )	(1.29%	)	(1.30%	)	(0.96% )
Ratio of net investment loss to average net assets
prior to fees waived	(1.38% )	(0.81% )	(1.50% )	(1.46%	)	(1.50%	)	(1.32% )
Portfolio turnover	32%	78%	82%	86%		100%		119%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11		3/31/10		3/31/09
	(Unaudited)
Net asset value, beginning of period	$13.290	$12.220	$13.200	$10.660		$6.510		$10.930

Income (loss) from investment operations:
Net investment loss[2]	(0.073)	(0.145)	(0.238)	(0.213)		(0.179)		(0.152)
Net realized and unrealized gain (loss)	1.821	1.529	0.053	2.753		4.329		(4.268)
Total from investment operations	1.748	1.384	(0.185)	2.540		4.150		(4.420)

Less dividends and distributions from:
Net realized gain	(0.828)	(0.314)	(0.795)	—		—		—
Total dividends and distributions	(0.828)	(0.314)	(0.795)	—		—		—

Net asset value, end of period	$14.210	$13.290	$12.220	$13.200		$10.660		$6.510

Total return[3]	13.84%	11.82%	(0.28% )	23.83%		63.75%		(40.44% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$195	$261	$661	$1,063		$1,143		$807
Ratio of expenses to average net assets	1.72%	2.47%	2.55%	2.55%		2.55%		2.55%
Ratio of expenses to average net assets
prior to fees waived	2.69%	2.70%	2.71%	2.72%		2.75%		2.91%
Ratio of net investment loss to average net assets	(1.08% )	(1.23% )	(1.99% )	(1.94%	)	(1.95%	)	(1.61% )
Ratio of net investment loss to average net assets
prior to fees waived	(2.05% )	(1.46% )	(2.15% )	(2.11%	)	(2.15%	)	(1.97% )
Portfolio turnover	32%	78%	82%	86%		100%		119%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       77

Financial highlights

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11		3/31/10		3/31/09
	(Unaudited)
Net asset value, beginning of period	$13.280	$12.220	$13.200	$10.660		$6.510		$10.930

Income (loss) from investment operations:
Net investment loss[2]	(0.124)	(0.151)	(0.237)	(0.213)		(0.179)		(0.152)
Net realized and unrealized gain (loss)	1.822	1.525	0.052	2.753		4.329		(4.268)
Total from investment operations	1.698	1.374	(0.185)	2.540		4.150		(4.420)

Less dividends and distributions from:
Net realized gain	(0.828)	(0.314)	(0.795)	—		—		—
Total dividends and distributions	(0.828)	(0.314)	(0.795)	—		—		—

Net asset value, end of period	$14.150	$13.280	$12.220	$13.200		$10.660		$6.510

Total return[3]	13.46%	11.73%	(0.27% )	23.83%		63.75%		(40.44% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,476	$20,921	$20,992	$24,337		$23,824		$16,863
Ratio of expenses to average net assets	2.47%	2.51%	2.55%	2.55%		2.55%		2.55%
Ratio of expenses to average net assets
prior to fees waived	2.69%	2.70%	2.71%	2.72%		2.75%		2.91%
Ratio of net investment loss to average net assets	(1.83% )	(1.27% )	(1.99% )	(1.94%	)	(1.95%	)	(1.61% )
Ratio of net investment loss to average net assets
prior to fees waived	(2.05% )	(1.46% )	(2.15% )	(2.11%	)	(2.15%	)	(1.97% )
Portfolio turnover	32%	78%	82%	86%		100%		119%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11		3/31/10		3/31/09
	(Unaudited)
Net asset value, beginning of period	$14.780	$13.420	$14.270	$11.410		$6.900		$11.470

Income (loss) from investment operations:
Net investment loss[2]	(0.063)	(0.036)	(0.128)	(0.112)		(0.091)		(0.059)
Net realized and unrealized gain (loss)	2.041	1.710	0.073	2.972		4.601		(4.511)
Total from investment operations	1.978	1.674	(0.055)	2.860		4.510		(4.570)

Less dividends and distributions from:
Net realized gain	(0.828)	(0.314)	(0.795)	—		—		—
Total dividends and distributions	(0.828)	(0.314)	(0.795)	—		—		—

Net asset value, end of period	$15.930	$14.780	$13.420	$14.270		$11.410		$6.900

Total return[3]	14.01%	12.94%	0.68%	25.07%		65.36%		(39.84% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$384,897	$321,441	$321,641	$304,406		$204,843		$53,244
Ratio of expenses to average net assets	1.47%	1.51%	1.55%	1.55%		1.55%		1.55%
Ratio of expenses to average net assets
prior to fees waived	1.69%	1.70%	1.71%	1.72%		1.75%		1.91%
Ratio of net investment loss to average net assets	(0.83% )	(0.27% )	(0.99% )	(0.94%	)	(0.95%	)	(0.61% )
Ratio of net investment loss to average net assets
prior to fees waived	(1.05% )	(0.46% )	(1.15% )	(1.11%	)	(1.15%	)	(0.97% )
Portfolio turnover	32%	78%	82%	86%		100%		119%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       79

Financial highlights

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11		3/31/10		3/31/09
	(Unaudited)
Net asset value, beginning of period	$13.740	$12.590	$12.610	$10.070		$5.690		$10.380

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.039)	(0.027)	(0.044)	(0.062)		(0.027)		0.011
Net realized and unrealized gain (loss)	1.507	1.609	0.148	2.602		4.407		(4.683)
Total from investment operations	1.468	1.582	0.104	2.540		4.380		(4.672)

Less dividends and distributions from:
Net realized gain	(0.958)	(0.432)	(0.124)	—		—		(0.018)
Total dividends and distributions	(0.958)	(0.432)	(0.124)	—		—		(0.018)

Net asset value, end of period	$14.250	$13.740	$12.590	$12.610		$10.070		$5.690

Total return[3]	11.27%	13.23%	1.01%	25.22%		76.98%		(45.09% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,948	$5,711	$5,372	$6,102		$5,918		$4,045
Ratio of expenses to average net assets	1.71%	1.76%	1.79%	1.81%		1.82%		1.75%
Ratio of expenses to average net assets
prior to fees waived	1.92%	1.98%	1.98%	2.00%		2.13%		2.22%
Ratio of net investment income (loss) to average net assets	(0.56% )	(0.22% )	(0.38% )	(0.59%	)	(0.32%	)	0.15%
Ratio of net investment loss to average net assets
prior to fees waived	(0.77% )	(0.44% )	(0.57% )	(0.78%	)	(0.63%	)	(0.32% )
Portfolio turnover	16%	36%	30%	43%		40%		86%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11		3/31/10		3/31/09
	(Unaudited)
Net asset value, beginning of period	$12.810	$11.840	$11.940	$9.590		$5.460		$10.030

Income (loss) from investment operations:
Net investment loss[2]	(0.032)	(0.094)	(0.113)	(0.123)		(0.077)		(0.042)
Net realized and unrealized gain (loss)	1.400	1.496	0.137	2.473		4.207		(4.510)
Total from investment operations	1.368	1.402	0.024	2.350		4.130		(4.552)

Less dividends and distributions from:
Net realized gain	(0.958)	(0.432)	(0.124)	—		—		(0.018)
Total dividends and distributions	(0.958)	(0.432)	(0.124)	—		—		(0.018)

Net asset value, end of period	$13.220	$12.810	$11.840	$11.940		$9.590		$5.460

Total return[3]	11.32%	12.53%	0.39%	24.50%		75.64%		(45.47% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$163	$236	$653	$1,038		$1,114		$731
Ratio of expenses to average net assets	1.65%	2.37%	2.44%	2.46%		2.47%		2.40%
Ratio of expenses to average net assets
prior to fees waived	2.61%	2.63%	2.63%	2.65%		2.78%		2.87%
Ratio of net investment loss to average net assets	(0.50% )	(0.83% )	(1.03% )	(1.24%	)	(0.97%	)	(0.50% )
Ratio of net investment loss to average net assets
prior to fees waived	(1.46% )	(1.09% )	(1.22% )	(1.43%	)	(1.28%	)	(0.97% )
Portfolio turnover	16%	36%	30%	43%		40%		86%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       81

Financial highlights

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11		3/31/10		3/31/09
	(Unaudited)
Net asset value, beginning of period	$12.800	$11.830	$11.930	$9.590		$5.460		$10.020

Income (loss) from investment operations:
Net investment loss[2]	(0.080)	(0.100)	(0.113)	(0.124)		(0.076)		(0.042)
Net realized and unrealized gain (loss)	1.388	1.502	0.137	2.464		4.206		(4.500)
Total from investment operations	1.308	1.402	0.024	2.340		4.130		(4.542)

Less dividends and distributions from:
Net realized gain	(0.958)	(0.432)	(0.124)	—		—		(0.018)
Total dividends and distributions	(0.958)	(0.432)	(0.124)	—		—		(0.018)

Net asset value, end of period	$13.150	$12.800	$11.830	$11.930		$9.590		$5.460

Total return[3]	10.92%	12.45%	0.39%	24.40%		75.64%		(45.42% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,613	$20,058	$19,986	$22,797		$22,163		$14,811
Ratio of expenses to average net assets	2.40%	2.41%	2.44%	2.46%		2.47%		2.40%
Ratio of expenses to average net assets
prior to fees waived	2.61%	2.63%	2.63%	2.65%		2.78%		2.87%
Ratio of net investment loss to average net assets	(1.25% )	(0.87% )	(1.03% )	(1.24%	)	(0.97%	)	(0.50% )
Ratio of net investment loss to average net assets
prior to fees waived	(1.46% )	(1.09% )	(1.22% )	(1.43%	)	(1.28%	)	(0.97% )
Portfolio turnover	16%	36%	30%	43%		40%		86%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11		3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$14.230	$12.990	$12.960	$10.310		$5.820	$10.580

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.018)	0.016	(0.004)	(0.026)		0.002	0.041
Net realized and unrealized gain (loss)	1.560	1.661	0.158	2.676		4.505	(4.783)
Total from investment operations	1.542	1.677	0.154	2.650		4.507	(4.742)

Less dividends and distributions from:
Net investment income	(0.004)	(0.005)	—	—		(0.008)	—
Net realized gain	(0.958)	(0.432)	(0.124)	—		—	(0.018)
Return of capital	—	—	—	—		(0.009)	—
Total dividends and distributions	(0.962)	(0.437)	(0.124)	—		(0.017)	(0.018)

Net asset value, end of period	$14.810	$14.230	$12.990	$12.960		$10.310	$5.820

Total return[3]	11.42%	13.56%	1.37%	25.70%		77.56%	(44.90% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$374,989	$318,758	$310,737	$274,495		$161,862	$58,173
Ratio of expenses to average net assets	1.40%	1.41%	1.44%	1.46%		1.47%	1.40%
Ratio of expenses to average net assets
prior to fees waived	1.61%	1.63%	1.63%	1.65%		1.78%	1.87%
Ratio of net investment income (loss) to average net assets	(0.25% )	0.13%	(0.03% )	(0.24%	)	0.03%	0.50%
Ratio of net investment income (loss) to average net assets
prior to fees waived	(0.46% )	(0.09% )	(0.22% )	(0.43%	)	(0.28% )	0.03%
Portfolio turnover	16%	36%	30%	43%		40%	86%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Optimum Fund Trust
September 30, 2013 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to Aug. 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, interest rate swap contracts and interest rate swap option (swaptions) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, each Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the

“more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries it invests in that may date back to the inception of each Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2013.

Reverse Repurchase Agreements — Optimum Fixed Income Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the six months ended Sept. 30, 2013, Optimum Fixed Income Fund’s average borrowing in reverse repurchase agreements was $3,063,516 and the daily weighted average interest was 0.14%.

To Be Announced Trades (TBA) — Optimum Fixed Income Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually, and may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

(continues)       85

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended Sept. 30, 2013.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Sept. 30, 2013, each Fund earned the following amounts under this agreement:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$195	$196	$208	$208	$205	$207

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Delaware Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Trust’s Board, to select and contract with one or more investment sub-advisers to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisers, and to monitor the sub-advisers’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisers out of its fees.

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund:

Optimum Fixed Income Fund	0.7000% of net assets up to $25 million
0.6500% of net assets from $25 million to $100 million
0.6000% of net assets from $100 million to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $2.5 billion
0.4750% of net assets over $2.5 billion

Optimum International Fund	0.8750% of net assets up to $50 million
0.8000% of net assets from $50 million to $100 million
0.7800% of net assets from $100 million to $300 million
0.7650% of net assets from $300 million to $400 million
0.7300% of net assets over $400 million

Optimum Large Cap Growth Fund	0.8000% of net assets up to $250 million
0.7875% of net assets from $250 million to $300 million
0.7625% of net assets from $300 million to $400 million
0.7375% of net assets from $400 million to $500 million
0.7250% of net assets from $500 million to $1 billion
0.7100% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Large Cap Value Fund	0.8000% of net assets up to $100 million
0.7375% of net assets from $100 million to $250 million
0.7125% of net assets from $250 million to $500 million
0.6875% of net assets from $500 million to $1 billion
0.6675% of net assets from $1 billion to $1.5 billion
0.6475% of net assets over $1.5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets

Optimum Small-Mid Cap Value Fund	1.0500% of net assets up to $75 million
1.0250% of net assets from $75 million to $150 million
1.0000% of net assets over $150 million

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO); Optimum International Fund – Mondrian Investment Partners Limited (Mondrian) and BlackRock Advisors, LLC (BlackRock); Optimum Large Cap Growth Fund – T. Rowe Price Associates, Inc. (T. Rowe Price) and Fred Alger Management, Inc. (Alger); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Herndon Capital Management, LLC (Herndon); Optimum Small-Mid Cap Growth Fund – Columbia Wanger Asset Management, LLC (Columbia WAM) and Wellington Management Company, LLP (Wellington Management); Optimum Small-Mid Cap Value Fund – The Killen Group, Inc. (Killen), Westwood Management Corp. (Westwood) and The Delafield Group, a division of Tocqueville Asset Management L.P. (Tocqueville). Prior to June 19, 2013, Marsico Capital Management, LLC (Marsico) was also a sub-advisor for Optimum Large Cap Growth Fund.

For the six months ended Sept. 30, 2013, DMC paid the following sub-advisory fees:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$922,764	$1,016,645	$1,862,466	$1,469,850	$1,415,748	$1,074,700

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets from July 29, 2013 through July 29, 2014. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Board and DMC. These waivers and reimbursements may be terminated only by agreement of DMC and the Funds.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Effective July 29, 2013
operating expense limitation as
a percentage of average
daily net assets (per annum)	1.00%	1.40%	1.25%	1.20%	1.43%	1.40%
Effective July 27, 2012
through July 28, 2013
operating expense limitation as
a percentage of average
daily net assets (per annum)	1.00%	1.40%	1.25%	1.22%	1.50%	1.40%

(continues)       87

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting oversight services to the Trust. For these services, the Trust pays DSC fees based on the aggregate daily net assets of the Trust at the following annual rate: 0.0050% of the first $3 billion; 0.0045% of the next $2 billion; 0.0040% of the next $2.5 billion; 0.0030% of the next $2.5 billion; and 0.0025% of aggregate average daily net assets in excess of $10 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Trust on a relative net asset value basis. For the six months ended Sept. 30, 2013, each Fund was charged for these services as follows:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$36,663	$12,304	$22,871	$22,558	$9,103	$8,941

DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board. For administrative services, each Fund pays DSC a fee at an annual rate (plus out-of-pocket expenses) of 0.165% of assets up to $500 million of each Fund’s average daily net assets; 0.140% of assets from $500 million to $1 billion; and 0.115% of assets over $1 billion.

DSC also serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund. For these services, the Trust pays DSC a fee at an annual rate of 0.225% of the Trust’s total average daily net assets, subject to certain minimums, plus out-of-pocket expenses. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

DDLP, an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual fee not to exceed 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. Institutional Class shares pay no distribution expenses. Effective July 29, 2013, DDLP has contractually agreed to waive Class B shares’ 12b-1 fees to 0.25% of average daily net assets through July 29, 2014 for Optimum International Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund. Effective Aug. 1, 2013, DDLP has contractually agreed to waive Class B shares’ 12b-1 fees to 0.25% of average daily net assets through July 31, 2014, for Optimum Fixed Income Fund.

For the six months ended Sept. 30, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$9,124	$2,507	$10,669	$9,508	$2,399	$1,386

For the six months ended Sept. 30, 2013, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Class A	$0	$0	$0	$0	$0	$0
Class B	28	6	171	148	23	3
Class C	6,049	623	2,072	1,994	328	369

DMC, DSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Sept. 30, 2013, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Purchases other than U.S. government securities	$1,474,434,920	$276,265,084	$605,849,168	$215,435,203	$128,943,904	$67,996,523
Purchases of U.S. government securities	779,684,046	—	—	—	—	—
Sales other than U.S. government securities	1,383,348,122	231,552,071	569,976,020	177,721,509	115,671,938	55,421,079
Sales of U.S. government securities	659,398,047	—	—	—	—	—

At Sept. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Cost of investments	$1,724,595,381	$514,578,451	$841,253,982	$768,389,133	$299,385,291	$309,167,465
Aggregate unrealized appreciation	$43,151,037	$73,237,542	$193,333,851	$229,992,393	$120,596,485	$99,858,002
Aggregate unrealized depreciation	(42,061,066)	(20,736,883)	(7,300,500)	(21,975,461)	(5,070,119)	(3,869,282)
Net unrealized appreciation	$1,089,971	$52,500,659	$186,033,351	$208,016,932	$115,526,366	$95,988,720

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The following Funds had capital loss carryforwards remaining at March 31, 2013, which will expire as follows:

	Optimum	Optimum
Years of	International	Large Cap
Expiration	Fund	Value Fund
3/31/17	$—	$2,058,426
3/31/18	49,949,013	119,028,136
Total	$49,949,013	$121,086,562

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Optimum International Fund	$18,734	$4,359,227

At March 31, 2013, Optimum Fixed Income Fund, Optimum Large Cap Growth Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund did not have any capital loss carryforwards outstanding.

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)       89

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2013:

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities	$—	$496,197,623	$—	$496,197,623
Corporate Debt	—	585,929,599	—	585,929,599
Foreign Debt	—	62,626,231	—	62,626,231
Municipal Bonds	—	14,625,850	—	14,625,850
Senior Secured Loans[1]	—	65,379,105	355,000	65,734,105
U.S. Treasury Obligations	—	321,546,905	—	321,546,905
Common Stock	87,127	—	—	87,127
Convertible Preferred Stock[1]	2,840,785	2,989,850	—	5,830,635
Preferred Stock[1]	3,247,424	477,781	—	3,725,205
Securities Sold Short	—	(2,177,976)	—	(2,177,976)
Short-Term Investments	—	169,921,548	—	169,921,548
Securities Lending Collateral	—	1,638,500	—	1,638,500
Options Written	—	(115,003)	—	(115,003)
Total	$6,175,336	$1,719,040,013	$355,000	$1,725,570,349

Reverse Repurchase Agreements	$—	$(43,124,875)	$—	$(43,124,875)
Foreign Currency Exchange Contracts	—	(472,474)	—	(472,474)
Futures Contracts	1,343,276	—	—	1,343,276
Swap Contracts	—	(2,242,188)	—	(2,242,188)

	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Common Stock[1]	$36,291,898	$503,509,561	$1,397,594	$541,199,053
Other[1]	—	25,594	442,270	467,864
Short-Term Investments	—	6,199,038	—	6,199,038
Securities Lending Collateral	—	19,213,155	—	19,213,155
Total	$36,291,898	$528,947,348	$1,839,864	$567,079,110

Foreign Currency Exchange Contracts	$—	$(3,467,858)	$—	$(3,467,858)

	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stock[1]	$983,307,554	$16,241,360	$190,222	$999,739,136
Convertible Preferred Stock	—	—	599,956	599,956
Short-Term Investments	—	26,926,675	—	26,926,675
Securities Lending Collateral	—	21,566	—	21,566
Total	$983,307,554	$43,189,601	$790,178	$1,027,287,333

Foreign Currency Exchange Contracts	$—	$(889)	$—	$(889)

		Optimum Large Cap Value Fund
		Level 1	Level 2	Total
Common Stock[1]		$913,636,219	$29,529,321	$943,165,540
Convertible Preferred Stock		484,629	—	484,629
Short-Term Investments		—	32,731,374	32,731,374
Securities Lending Collateral		—	24,522	24,522
Total		$914,120,848	$62,285,217	$976,406,065

	Optimum Small-Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stock[1]	$402,998,175	$2,363,445	$366,983	$405,728,603
Preferred Stock	—	—	1,460,217	1,460,217
Short-Term Investments	—	6,885,168	—	6,885,168
Securities Lending Collateral	—	837,669	—	837,669
Total	$402,998,175	$10,086,282	$1,827,200	$414,911,657

		Optimum Small-Mid Cap Value Fund
		Level 1	Level 2	Total
Common Stock[1]		$367,022,745	$1,002,231	$368,024,976
Short-Term Investments		—	35,985,355	35,985,355
Securities Lending Collateral		—	1,145,854	1,145,854
Total		$367,022,745	$38,133,440	$405,156,185

1 Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent matrix-priced investments while Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, or Level 3 investments of the total market value of each security type are as follows:

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	48.72%	51.28%	—	100.00%
Preferred Stock	87.17%	12.83%	—	100.00%
Senior Secured Loans	—	99.46%	0.54%	100.00%

	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Common Stock	6.71%	93.03%	0.26%	100.00%
Other	—	5.47%	94.53%	100.00%

	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stock	98.36%	1.62%	0.02%	100.00%

		Optimum Large Cap Value Fund
		Level 1	Level 2	Total
Common Stock		96.87%	3.13%	100.00%

	Optimum Small-Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stock	99.33%	0.58%	0.09%	100.00%

		Optimum Small-Mid Cap Value Fund
		Level 1	Level 2	Total
Common Stock		99.73%	0.27%	100.00%

The securities that have been deemed worthless on the schedules of investments are considered to be Level 3 investments in each applicable table.

As a result of utilizing international fair value pricing at Sept. 30, 2013, the majority of Optimum International Fund and a portion of Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund’s common stock investments were categorized as Level 2.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to each Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

During the six months ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally trade, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

(continues)       91

Notes to financial statements

Optimum Fund Trust

4. Capital Shares

Transactions in capital shares were as follows:

	Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap
	Fund		Fund		Growth Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/13	3/31/13	9/30/13	3/31/13	9/30/13	3/31/13
Shares sold:
Class A	481,772	667,703	83,601	118,996	140,940	269,213
Class B	5,399	30,084	835	84	—	—
Class C	1,667,274	2,178,257	243,340	270,564	403,390	672,086
Institutional Class	23,792,617	41,250,317	6,340,241	18,394,158	7,250,112	11,150,649
	25,947,062	44,126,361	6,668,017	18,783,802	7,794,442	12,091,948

Shares issued upon reinvestment of dividends
and distributions:
Class A	34,817	153,152	4,495	21,816	39,657	1,062
Class B	780	6,179	137	1,457	1,784	—
Class C	110,481	515,944	11,515	61,190	153,382	—
Institutional Class	1,296,782	4,907,021	242,259	738,511	840,100	140,180
	1,442,860	5,582,296	258,406	822,974	1,034,923	141,242

Shares redeemed:
Class A	(367,038)	(818,425)	(67,716)	(164,376)	(214,889)	(452,718)
Class B	(47,871)	(228,875)	(13,538)	(74,657)	(34,988)	(178,906)
Class C	(1,329,211)	(2,814,412)	(202,017)	(578,476)	(821,257)	(1,664,282)
Institutional Class	(14,191,758)	(18,907,614)	(3,107,072)	(4,629,374)	(4,448,758)	(9,566,896)
	(15,935,878)	(22,769,326)	(3,390,343)	(5,446,883)	(5,519,892)	(11,862,802)
Net increase	11,454,044	26,939,331	3,536,080	14,159,893	3,309,473	370,388

	Optimum		Optimum		Optimum
	Large Cap		Small-Mid Cap		Small-Mid Cap
	Value Fund		Growth Fund		Value Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/13	3/31/13	9/30/13	3/31/13	9/30/13	3/31/13
Shares sold:
Class A	150,187	298,117	34,652	57,488	22,367	50,905
Class B	—	716	—	—	—	—
Class C	414,862	722,182	80,920	122,324	59,801	120,056
Institutional Class	8,345,494	13,102,181	3,338,205	5,899,681	3,506,289	6,121,705
	8,910,543	14,123,196	3,453,777	6,079,493	3,588,457	6,292,666
Shares issued upon reinvestment of dividends
and distributions:
Class A	3,329	63,822	26,620	11,735	28,918	15,217
Class B	—	2,737	1,166	1,102	1,290	1,454
Class C	—	131,014	99,809	46,545	119,720	64,652
Institutional Class	123,980	1,667,880	1,272,578	619,318	1,601,474	900,872
	127,309	1,865,453	1,400,173	678,700	1,751,402	982,195
Shares redeemed:
Class A	(218,022)	(483,403)	(46,494)	(79,878)	(49,499)	(77,081)
Class B	(38,406)	(191,907)	(7,100)	(35,534)	(7,375)	(38,201)
Class C	(765,921)	(1,729,078)	(166,936)	(312,259)	(179,333)	(306,368)
Institutional Class	(5,042,095)	(10,557,616)	(2,191,889)	(8,732,725)	(2,189,486)	(8,554,580)
	(6,064,444)	(12,962,004)	(2,412,419)	(9,160,396)	(2,425,693)	(8,976,230)
Net increase (decrease)	2,973,408	3,026,645	2,441,531	(2,402,203)	2,914,166	(1,701,369)

For the six months ended Sept. 30, 2013 and the year ended March 31, 2013, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Six Months Ended			Year Ended
	9/30/13			3/31/13
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Optimum Fixed Income Fund	39,925	39,876	$377,824	157,446	157,610	$1,557,933
Optimum International Fund	10,379	10,185	119,447	51,846	52,868	527,495
Optimum Large Cap Growth Fund	24,750	23,161	361,380	118,588	125,938	1,593,093
Optimum Large Cap Value Fund	28,585	28,315	391,180	130,198	131,274	1,522,989
Optimum Small-Mid Cap Growth Fund	5,023	4,665	68,868	24,219	25,895	307,513
Optimum Small-Mid Cap Value Fund	5,280	4,898	67,924	25,297	27,050	308,649

5. Unfunded Commitments

Optimum Fixed Income Fund may invest in floating rate loans. In connection with these investments, each Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of Sept. 30, 2013, the Fund had the following unfunded loan commitments:

Borrower
Community Health Systems	$415,000
CPG International	355,000
Hudson’s Bay	345,000

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover each Fund’s exposure to the counterparty. At Sept. 30, 2013, Optimum International Fund had posted $3,400,000 cash collateral for foreign currency exchange contracts, which is included in cash collateral for derivatives in the statements of assets and liabilities.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund and Optimum International Fund may use futures in the normal course of pursuing their investment objectives. Optimum Fixed Income Fund invests in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Optimum International Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

(continues)       93

Notes to financial statements

Optimum Fund Trust

6. Derivatives (continued)

Options Contracts — During the six months ended Sept. 30, 2013, Optimum Fixed Income Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended Sept. 30, 2013 for Optimum Fixed Income Fund were as follows:

	Number of contracts	Premiums
Options outstanding at March 31, 2013	62,800,000	$336,325
Options written	131,900,497	816,581
Options expired	(137,600,000)	(657,203)
Options terminated in closing purchase transactions	(15,500,497)	(304,343)
Options outstanding at Sept. 30, 2013	41,600,000	$191,360

Swap Contracts — Optimum Fixed Income Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Sept. 30, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For trades prior to June 10, 2013, the Fund had posted $ 4,220,000 as collateral for certain open derivatives, which is presented as cash collateral for derivatives on the statements of assets and liabilities. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty. The Fund had posted $7,137 cash collateral for these derivatives, which is presented as cash collateral for derivatives on the statements of assets and liabilities.

As disclosed in the footnotes to the schedules of investments, at Sept. 30, 2013, the notional value of the protection sold was EUR 1,000,000 and USD 9,580,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Sept. 30, 2013, net unrealized appreciation of the protection sold was $103,636.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedules of investments.

Fair values of derivative instruments as of Sept. 30, 2013 were as follows:

	Optimum Fixed Income Fund
	Asset Derivatives			Liability Derivatives
	Statements of			Statements of
	Assets and Liabilities Location	Fair Value		Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain of foreign currency exchange contracts	$763,821		Unrealized loss of foreign currency exchange contracts	$(1,236,295)

Interest rate contracts (Futures contracts/interest rate swap contracts/options written)	Variation margin receivable on futures contracts/unrealized gain on interest rate swap contracts/options written, at value	2,426,899	*	Variation margin payable on futures contracts/unrealized loss on interest rate swap contracts/options written, at value	(1,840,203)

Credit contracts (CDS contracts)	Unrealized gain on credit default swap contracts	179,433		Unrealized loss on credit default swap contracts	(1,780,044)

Total		$3,370,153			$(4,856,542)

*Includes cumulative appreciation of futures contracts from the date the contracts are opened through Sept. 30, 2013. Only current day variation margin is reported on the Optimum Fixed Income Fund’s statements of assets and liabilities.

(continues)       95

Notes to financial statements

Optimum Fund Trust

6. Derivatives (continued)

The effect of derivative instruments on the statements of operations for the six months ended Sept. 30, 2013 was as follows:

	Optimum Fixed Income Fund
			Change in Unrealized
		Realized Gain (Loss) on	Appreciation (Depreciation)
	Location of Gain (Loss) on	Derivatives Recognized in	on Derivatives Recognized in
	Derivatives Recognized in Income	Income	Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(878,828)	$(892,630)

Interest rate contracts (Futures contracts/interest rate swap contracts/interest rate swap options written)	Net realized gain (loss) on futures contracts/interest rate swap contracts/interest rate swap options written and net change in unrealized appreciation (depreciation) of futures contracts/swap contracts/options written	683,287	160,556

Credit contracts (CDS contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(444,952)	(1,187,770)

		$(640,493)	$(1,919,844)

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Fund during the six months ended Sept. 30, 2013.

	Long Derivative Volume
	Optimum		Optimum		Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap		Large Cap		Small-Mid Cap
	Fund		Fund		Growth Fund		Value Fund		Growth Fund
Foreign currency exchange contracts (average cost)	USD	36,905,084	USD	36,987,314	USD	217,811	USD	47,064	USD	8,550
Futures contracts (average notional value)		19,431,303		—		—		—		—
Options contracts (average notional value)		357,671		—		—		—		—
CDS contracts (average notional value)*	EUR	17,690,635		—		—		—		—
	USD	4,717,833		—		—		—		—
Interest rate swap contracts (average notional value)**	AUD	29,990,476		—		—		—		—
	BRL	40,972,222		—		—		—		—
	COP	5,839,444,444		—		—		—		—
	EUR	9,571,429		—		—		—		—
	JPY	425,714,286		—		—		—		—
	USD	84,095,238		—		—		—		—

	Short Derivative Volume
	Optimum		Optimum		Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap		Large Cap		Small-Mid Cap
	Fund		Fund		Growth Fund		Value Fund		Growth Fund
Foreign currency exchange contracts (average cost)	USD	106,826,722	USD	78,319,585	USD	220,393	USD	18,042	USD	19,624
Futures contracts (average notional value)		156,291,908		—		—		—		—
Options contracts (average notional value)		7,692		—		—		—		—
CDS contracts (average notional value)*	EUR	2,936,508		—		—		—		—
	USD	6,732,063		—		—		—		—

*Long represents buying protection and short represents selling protection.
**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

In Dec. 2011, the Financial Accounting Standards Board (the FASB) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. Each Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define their contractual rights and to secure rights that will help each Fund mitigate their counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provision of the ISDA Master Agreement typically permits a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivatives liabilities that are subject to netting arrangements in the statements of assets and liabilities.

At Sept. 30, 2013, each Fund had the following assets and liabilities subject to offsetting provisions:

Optimum Fixed Income Fund

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of	Gross Amounts
	Assets Presented in	Available for Offset
	the Statements of	in the Statements of	Net Amount
	Assets and Liabilities	Assets and Liabilities	of Assets
Repurchase Agreements	$27,804,000	$—	$27,804,000
Foreign Currency Exchange Contracts	763,821	(299,327)	464,494
Futures Contracts - Variation Margin	104,789	—	104,789
Credit Default Swaps	179,433	(93,519)	85,914
Interest Rate Swaps	952,733	(928,726)	24,007
Securities on Loan	1,577,602	—	1,577,602
Total	$31,382,378	$(1,321,572)	$30,060,806

		Gross Amounts Not Offset in the
		Statements of Assets and Liabilities
	Net Amount of
	Assets Presented	Financial	Cash Collateral
	by Counterparty	Instruments	Received	Net Amount[1]
Bank of America Merrill Lynch	$12,668,971	$(12,668,971)	$—	$—
Bank of New York Mellon	1,577,602	—	(1,577,602)	—
Banque Paribas	15,135,029	(15,135,029)	—	—
Barclays Bank	35,078	—	—	35,078
Deutsche Bank	35,535	—	—	35,535
Hong Kong Shanghai Bank	104,789	—	—	104,789
JPMorgan Chase Bank	233,459	—	—	233,459
Morgan Stanley Capital	268,321	—	—	268,321
Union Bank of Switzerland	2,022	—	—	2,022
Total	$30,060,806	$(27,804,000)	$(1,577,602)	$679,204

(continues)       97

Notes to financial statements

Optimum Fund Trust

6. Derivatives (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of	Gross Amounts
	Liabilities Presented	Available for Offset
	in the Statements of	in the Statements of	Net Amount
	Assets and Liabilities	Assets and Liabilities	of Liabilities
Reverse Repurchase Agreements	$(43,124,875)	$—	$(43,124,875)
Foreign Currency Exchange Contracts	(1,236,295)	293,743	(942,552)
Credit Default Swaps	(1,780,044)	93,519	(1,686,525)
Interest Rate Swaps	(1,594,310)	934,310	(660,000)
Securities Lending Collateral	(1,638,500)	—	(1,638,500)
Total	$(49,374,024)	$1,321,572	$(48,052,452)

		Gross Amounts Not Offset in the
		Statements of Assets and Liabilities
	Net Amount of
	Liabilities Presented	Financial	Cash Collateral
	by Counterparty	Instruments	Pledged	Net Amount[2]
Bank of America Merrill Lynch	$(46,206)	$—	$—	$(46,206)
Bank of New York Mellon	(1,638,500)	1,638,500	—	—
Banque Paribas	(18,050)	—	—	(18,050)
Citigroup Global Markets	(2,365,538)	—	1,870,000	(495,538)
Goldman Sachs Capital	(14,505)	—	—	(14,505)
Hong Kong Shanghai Bank	(66,135)	—	—	(66,135)
Morgan Stanley Capital	(660,000)	—	660,000	—
Toronto Dominion Bank	(118,643)	—	110,000	(8,643)
TDS Securities USA	(43,124,875)	43,124,875	—	—
Total	$(48,052,452)	$44,763,375	$2,640,000	$(649,077)

Optimum International Fund

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of	Gross Amounts
	Assets Presented in	Available for Offset
	the Statements of	in the Statements of	Net Amount
	Assets and Liabilities	Assets and Liabilities	of Assets
Repurchase Agreements	$831,000	$—	$831,000
Foreign Currency Exchange Contracts	254,505	(135,557)	118,948
Securities on Loan	18,421,888	—	18,421,888
Total	$19,507,393	$(135,557)	$19,371,836

		Gross Amounts Not Offset in the
		Statements of Assets and Liabilities
	Net Amount of
	Assets Presented	Financial	Cash Collateral
	by Counterparty	Instruments	Received	Net Amount[1]
Bank of America Merrill Lynch	$378,648	$(378,648)	$—	$—
Bank of New York Mellon	18,421,888	—	(18,421,888)	—
Banque Paribas	452,352	(452,352)	—	—
JPMorgan Chase Bank	31,501	—	—	31,501
Morgan Stanley Capital	87,447	—	—	87,447
Total	$19,371,836	$(831,000)	$(18,421,888)	$118,948

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of	Gross Amounts
	Liabilities Presented	Available for Offset
	in the Statements of	in the Statements of	Net Amount
	Assets and Liabilities	Assets and Liabilities	of Liabilities
Foreign Currency Exchange Contracts	$(3,722,363)	$135,549	$(3,586,814)
Securities Lending Collateral	(19,213,155)	—	(19,213,155)
Total	$(22,935,518)	$135,549	$(22,799,969)

		Gross Amounts Not Offset in the
		Statements of Assets and Liabilities
	Net Amount of
	Liabilities Presented	Financial	Cash Collateral
	by Counterparty	Instruments	Pledged	Net Amount[2]
Bank of New York Mellon	$(19,213,155)	$19,213,155	$—	$—
Citigroup Global Markets	(2,666,593)	—	2,666,593	—
Mellon National Bank	(80,293)	—	—	(80,293)
Morgan Stanley Capital	(839,928)	—	—	(839,928)
Total	$(22,799,969)	$19,213,155	$2,666,593	$(920,221)

Optimum Large Cap Growth Fund

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of	Gross Amounts
	Assets Presented in	Available for Offset
	the Statements of	in the Statements of	Net Amount
	Assets and Liabilities	Assets and Liabilities	of Assets
Repurchase Agreements	$9,316,000	$—	$9,316,000
Securities on Loan	20,849	—	20,849
Total	$9,336,849	$—	$9,336,849

		Gross Amounts Not Offset in the
		Statements of Assets and Liabilities
	Net Amount of
	Assets Presented	Financial	Cash Collateral
	by Counterparty	Instruments	Received	Net Amount[1]
Bank of America Merrill Lynch	$4,244,862	$(4,244,862)	$—	$—
Bank of New York Mellon	20,849	—	(20,849)	—
Banque Paribas	5,071,138	(5,071,138)	—	—
Total	$9,336,849	$(9,316,000)	$(20,849)	$—

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of	Gross Amounts of
	Liabilities Presented	Available for Offset
	in the Statements of	in the Statements of	Net Amount
	Assets and Liabilities	Assets and Liabilities	of Liabilities
Foreign Currency Exchange Contracts	$(889)	$—	$(889)
Securities Lending Collateral	(21,566)	—	(21,566)
Total	$(22,455)	$—	$(22,455)

		Gross Amounts Not Offset in the
		Statements of Assets and Liabilities
	Net Amount of
	Liabilities Presented	Financial	Cash Collateral
	by Counterparty	Instruments	Pledged	Net Amount[2]
Bank of New York Mellon	$(21,566)	$21,566	$—	$—
Mellon National Bank	(889)	—	—	(889)
Total	$(22,455)	$21,566	$—	$(889)

(continues)       99

Notes to financial statements

Optimum Fund Trust

6. Derivatives (continued)

Optimum Large Cap Value Fund

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of	Gross Amounts
	Assets Presented in	Available for Offset
	the Statements of	in the Statements of	Net Amount
	Assets and Liabilities	Assets and Liabilities	of Assets
Repurchase Agreements	$26,927,000	$—	$26,927,000
Securities on Loan	23,416	—	23,416
Total	$26,950,416	$—	$26,950,416

		Gross Amounts Not Offset in the
		Statements of Assets and Liabilities
	Net Amount of
	Assets Presented	Financial	Cash Collateral
	by Counterparty	Instruments	Received	Net Amount[1]
Bank of America Merrill Lynch	$12,269,364	$(12,269,364)	$—	$—
Bank of New York Mellon	23,416	—	(23,416)	—
Banque Paribas	14,657,636	(14,657,636)	—	—
Total	$26,950,416	$(26,927,000)	$(23,416)	$—

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of	Gross Amounts
	Liabilities Presented	Available for Offset
	in the Statements of	in the Statements of	Net Amount
	Assets and Liabilities	Assets and Liabilities	of Liabilities
Securities Lending Collateral	$(24,522)	$—	$(24,522)
Total	$(24,522)	$—	$(24,522)

		Gross Amounts Not Offset in the
		Statements of Assets and Liabilities
	Net Amount of
	Liabilities Presented	Financial	Cash Collateral
	by Counterparty	Instruments	Pledged	Net Amount[2]
Bank of New York Mellon	$(24,522)	$24,522	$—	$—
Total	$(24,522)	$24,522	$—	$—

Optimum Small-Mid Cap Growth Fund
Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of	Gross Amounts
	Assets Presented in	Available for Offset
	the Statements of	in the Statements of	Net Amount
	Assets and Liabilities	Assets and Liabilities	of Assets
Repurchase Agreements	$999,000	$—	$999,000
Securities on Loan	843,434	—	843,434
Total	$1,842,434	$—	$1,842,434

		Gross Amounts Not Offset in the
		Statements of Assets and Liabilities
	Net Amount of
	Assets Presented	Financial	Cash Collateral
	by Counterparty	Instruments	Received	Net Amount[1]
Bank of America Merrill Lynch	$455,197	$(455,197)	$—	$—
Bank of New York Mellon	843,434	—	(843,434)	—
Banque Paribas	543,803	(543,803)	—	—
Total	$1,842,434	$(999,000)	$(843,434)	$—

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of	Gross Amounts
	Liabilities Presented	Available for Offset
	in the Statements of	in the Statements of	Net Amount
	Assets and Liabilities	Assets and Liabilities	of Liabilities
Securities Lending Collateral	$(837,669)	$—	$(837,669)
Total	$(837,669)	$—	$(837,669)

		Gross Amounts Not Offset in the
		Statements of Assets and Liabilities
	Net Amount of
	Liabilities Presented	Financial	Cash Collateral
	by Counterparty	Instruments	Pledged	Net Amount[2]
Bank of New York Mellon	$(837,669)	$837,669	$—	$—
Total	$(837,669)	$837,669	$—	$—

(continues)       101

Notes to financial statements

Optimum Fund Trust

6. Derivatives (continued)

Optimum Small-Mid Cap Value Fund
Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of	Gross Amounts
	Assets Presented in	Available for Offset
	the Statements of	in the Statements of	Net Amount
	Assets and Liabilities	Assets and Liabilities	of Assets
Repurchase Agreements	$8,983,000	$—	$8,983,000
Securities on Loan	1,086,462	—	1,086,462
Total	$10,069,462	$—	$10,069,462

		Gross Amounts Not Offset in the
		Statements of Assets and Liabilities
	Net Amount of
	Assets Presented	Financial	Cash Collateral
	by Counterparty	Instruments	Received	Net Amount[1]
Bank of America Merrill Lynch	$4,093,129	$(4,093,129)	$—	$—
Bank of New York Mellon	1,086,462	—	(1,086,462)	—
Banque Paribas	4,889,871	(4,889,871)	—	—
Total	$10,069,462	$(8,983,000)	$(1,086,462)	$—

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of	Gross Amounts
	Liabilities Presented	Available for Offset
	in the Statements of	in the Statements of	Net Amount
	Assets and Liabilities	Assets and Liabilities	of Liabilities
Securities Lending Collateral	$(1,145,854)	$—	$(1,145,854)
Total	$(1,145,854)	$—	$(1,145,854)

		Gross Amounts Not Offset in the
		Statements of Assets and Liabilities
	Net Amount of
	Liabilities Presented	Financial	Cash Collateral
	by Counterparty	Instruments	Pledged	Net Amount[2]
Bank of New York Mellon	$(1,145,854)	$1,145,854	$—	$—
Total	$(1,145,854)	$1,145,854	$—	$—

1 Net amount represents the net amount receivable from the counterparty in the event of default.
2 Net amount represents the net amount payable due to the counterparty in the event of default.

7. Securities Lending

Each Fund, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral each Fund would be required to return to the borrower of the securities and each Fund would be required to make up for this shortfall.

At Sept. 30, 2013, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which the Funds received collateral, comprised of non-cash collateral and cash collateral. Investments purchased with cash collateral are presented on the schedules of investments under the caption “Securities Lending Collateral.”

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Values of securities on loan	$1,577,602	$18,421,888	$20,849	$23,416	$843,434	$1,086,462
Values of invested collateral	1,638,500	19,213,155	21,566	24,522	837,669	1,145,854
Cash collateral	1,638,500	19,213,155	21,566	24,522	837,669	1,145,854
Non-cash collateral	—	184,955	—	—	—	—

8. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture.

(continues)       103

Notes to financial statements

Optimum Fund Trust

8. Credit and Market Risk (continued)

Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2013. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedules of investments.

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Effective Oct. 18, 2013, EARNEST Partners, LLC (EARNEST) replaced Mondrian as the sub-adviser for the sleeve of the Optimum International Fund that was previously managed by Mondrian.

Effective Nov. 1, 2013, DDLP has contractually agreed to waive Class B shares’ 12b-1 fees to 0.25% through Oct. 31, 2014 for Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and
Sub-Advisory Agreements at Meeting Held September 18-19, 2013

At a meeting held Sept. 18-19, 2013, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and each of the six separate funds within the Optimum Fund Trust (the “Funds”), approved a new Sub-Advisory Agreement with EARNEST Partners, LLC (“EARNEST”) to replace Mondrian Investment Partners Limited (“Mondrian”) as a sub-adviser to the Optimum International Fund, effective on or about Oct. 9 2013, and approved the continuation of Sub-Advisory Agreements for the existing sub-advisers of all the Funds, limited in the case of Mondrian until its replacement by EARNEST.

In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews conducted at the Sept. 18-19, 2013 Board meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC (“LPL”)) of the investment performance of each Fund and its sub-adviser(s), presentations given to the Board by portfolios managers from DMC and each sub-adviser on a rotating basis, and compliance reports and related certifications furnished in regards to DMC and each sub-adviser. Material furnished specifically in connection with the renewals included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); information on the fees charged by DMC and each sub-adviser showing their competitiveness with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc. (“Lipper”) comparing, among other things, each Fund’s investment performance and expenses with those of other mutual funds deemed comparable (“Lipper Report”), as well as a memorandum from Management on the proposed restructuring of certain fees charged the Funds to take effect Jan. 1, 2014.

Information furnished in respect to EARNEST included investment performance information for an account managed by it having a comparable mandate to that of the Optimum International Fund; the compatibility of its investment policy and methodology with the other sub-advisor to that Fund; material regarding the experience and qualifications of personnel responsible for providing portfolio management services; information concerning its organizational structure and the experience of its investment management personnel; a “due diligence” report describing various material items in relation to their personnel, organization and policies; and copies of their compliance policies and procedures and its Code of Ethics; as well as information on the sub-advisory fees to be charged under their Sub-Advisory Agreement along with copies of such agreement. Information was also provided on the fee schedules for comparable accounts managed by EARNEST. The Board noted sub-advisory fees are paid by DMC out of the investment management fee it charges the Fund, and that the fees to be charged by EARNEST as sub-advisor to the Optimum International Fund would be at or lower than those charged by Mondrian under its Sub-Advisory Agreement.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the Investment Management Agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the Investment Management Agreement with DMC and the applicable Sub-Advisory Agreements were in the best interests of each Fund and its shareholders and that approval of EARNEST as a new sub-adviser to the Optimum International Fund was in the best interests of such Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

Nature, Extent and Quality of Services. The Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance conducted by DMC, reports furnished by DMC as to adherence with various compliance and procedural matters, such as the Code of Ethics and fair value pricing, the monitoring of various service providers to the Funds, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis involved in the review of sub-adviser performance for each Fund, including the complementary nature of investment strategies adhered to, as well as the results and process followed in Management’s recommendation of EARNEST to replace Mondrian as a sub-adviser for the Optimum International Fund. Consideration was also given to the attention given by management personnel of DMC and its affiliates in monitoring and assisting in numerous transition items following the 2010 acquisition of Delaware Investments by the Macquarie Group, including those relating to information technology, as well as their review and coordination of improvements in Fund accounting operations including those conducted by BNY Mellon. The nature of the services of the sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds. The Board was, however, satisfied with the adherence by each sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on personal presentations made by sub-advisers’ portfolio managers (and DMC’s portfolio managers with respect to the Optimum Fixed Income Fund) and reports of Management’s discussions with the sub-advisers, as well as certificates and materials furnished at Board meetings and in connection with the contract renewals or in the case of EARNEST in connection with its proposed Sub-Advisory Agreement.

(continues)       105

Other Fund information
(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and
Sub-Advisory Agreements at Meeting Held September 18-19, 2013 (continued)

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the Sept. 18-19, 2013 Board meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the one year period ending June 30, 2013, as well as the three and five year periods ending that date and since August, 2003, being the lifetime of each Fund. The following summarizes the performance results for each Fund and the Board’s view of such performance.

Optimum Fixed Income Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Lipper Performance Universe for the one year period, but on an annualized basis to be in the highest performing quintile or second highest performing quintile of such Universe for each of the previous three and five year periods and during its lifetime. The Board discussed with Management the reasons for the Fund’s under-performance for the one year period, but found its overall comparative performance as shown in the Lipper Report to be satisfactory.

Optimum International Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international large-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Performance Universe for the one year period, and on an annualized basis to be in the middle quintile of its Performance Universe for each of the previous three and five year periods, and the second lowest quintile of such Universe during its lifetime. The Board was not satisfied with such comparative performance, but believed Management was taking appropriate actions to improve performance, noting the appointment of EARNEST as a sub-adviser to the Fund in replacement of Mondrian.

Optimum Large Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second highest performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to also be in the second highest quintile of the Performance Universe for the previous three year period, and in the middle performing quintile of such Universe for the five year period and during its lifetime. The Trustees found such overall comparative results to be satisfactory.

Optimum Large Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the middle performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to be in the middle performing quintile of the Performance Universe for the three year period, and the second highest performing quintile of such Universe for the five year period and during its lifetime. The Trustees found such comparative performance to be acceptable.

Optimum Small-Mid Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the middle performing quintile of its Lipper Performance Universe for the one year period, but on an annualized basis to be in the second lowest performing quintile of such Universe for each of the previous three and five year periods, as well as during its lifetime. The Trustees were not satisfied with such comparative results and intend to closely monitor future performance. Based on discussions held, the Trustees believe, however, that Management is addressing such performance and the need to take appropriate action to attempt to improve it.

Optimum Small-Mid Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second highest performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to be in the middle performing quintile of such Universe for the three year period, and the second lowest performing quintile of such Universe for the five year period, and the middle performing quintile of such Universe during its lifetime. The Trustees found the Fund’s overall comparative performance to be acceptable, noting that such performance had exceeded the median of its Lipper Performance Universe for the one and three year periods, and was within fifty-five basis points of such Universe median for the five year period.

Comparative Expenses. Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including management fees, in comparison to a group of other multi-advised institutional funds constituting its Lipper Expense Group. Lipper expense data is based upon information for the twelve months covered by each fund’s most recent annual report which reflects historical asset levels which may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report showed the actual total expenses of each Fund to be the highest or close to the highest in its respective Lipper Expense Group. The Trustees noted that DMC, since inception, had waived fees to the extent necessary to keep expenses of each Fund from exceeding certain percentage amounts, and that the Trustees had also previously discussed in detail the current cap on expenses in effect for each Fund through July 29, 2014. The Trustees also noted that, as a result of discussions held throughout the year, Management had agreed to a restructuring and overall reduction in fees charged by affiliated service providers to each Fund, including a 4.5 basis point reduction in administrative fees and a 2.5 basis point reduction in transfer agent fees to become effective Jan. 1, 2014. Further expense reductions were anticipated to occur through reductions in sub-transfer agent fees paid by each Fund as a result of the change to omnibus shareholder accounting for the accounts LPL maintains in the Funds, anticipated to occur on or before Jan. 1, 2014. As part of such cost reduction discussions, Management also agreed to a framework for providing additional expense waivers for the Funds as appropriate to the extent combined assets of the Funds are above $4.2 billion on an annual basis. While intending to continuously monitor the fee structure of each Fund, the Trustees found the expense structure of each Fund to be acceptable in view of the nature and structure of Fund operations, and Management’s cap on expenses, and taking into account anticipated savings resulting from the aforementioned fee and expense reductions.

DMC’s Profitability; Economies of Scale. Based on the size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished them by DMC, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given available information on profits being realized by sub-advisers in relation to the services being provided to the Funds or in relation to the sub-adviser’s overall investment advisory business, but believed such information to be of limited relevance since the sub-advisors fees are paid by DMC out of its management fee and changes in the level of sub-advisory fees do not impact Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers in connection with their relationship to the Funds, such as soft dollar arrangements and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds get larger at some point, economies of scale may result in DMC realizing a larger profit margin on management services provided a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The Optimum Small-Mid Cap Growth Fund has a fixed investment management fee of 1.1% at all asset levels without breakpoints, but in view of the nature of this Fund, its asset level of approximately $385 million at Aug. 1, 2013, and the fact that the actual investment management fee charged the Fund was reduced as a result of management expense caps, the Trustees believed that no meaningful economies of scale currently existed. The investment management fee schedules for all the other Funds contained breakpoints, including additional ones added for the Optimum Fixed Income Fund the previous year. The asset size of the Optimum International Fund and Optimum Small-Mid Cap Value Fund as of Aug. 1, 2013, however, exceeded the last fee breakpoint under their respective investment management agreements. The Trustees noted, however, that the actual investment management fees charged these Funds were also reduced as a result of management expense caps, and while intending to monitor the need for additional breakpoints, believed it unlikely that meaningful economies of scale currently existed in the management of such Funds.

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the fact sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Daniel H. Arnold
Chief Financial Officer
LPL Financial LLC

J. Scott Coleman
Executive Vice President
Delaware Investments

Robert J. Christian
Private Investor

Nicholas D. Constan
Adjunct Professor —
University of Pennsylvania

Durant Adams Hunter
Principal — Ridgeway Partners

Pamela J. Moret
Chief Executive Officer —
brightpeak financial

Stephen Paul Mullin
President — Econsult Solutions, Inc.

Robert A. Rudell
Private Investor

Jon Edward Socolofsky
Private Investor

Affiliated officers

David F. Connor
Senior Vice President,
Deputy General Counsel
and Secretary
Optimum Fund Trust
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Optimum Fund Trust
Philadelphia, PA

David P. O’Connor
Executive Vice President,
General Counsel
and Chief Legal Officer
Optimum Fund Trust
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Optimum Fund Trust
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 914-0278

For securities dealers
and financial institutions
representatives only
800 362-7500

Website
optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Forms N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 914-0278; (ii) on the Fund’s website at optimummutualfunds.com; and (iii) on the SEC’s website at sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at optimummutualfunds.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

/s/ J. SCOTT COLEMAN
By:	J. Scott Coleman
Title:	Chief Executive Officer
Date:	December 4, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ J. SCOTT COLEMAN
By:	J. Scott Coleman
Title:	Chief Executive Officer
Date:	December 4, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2013